UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09645

Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts			02110
(Address of principal executive offices)			(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SEMIANNUAL REPORT

October 31, 2016

COLUMBIA AMT-FREE GEORGIA INTERMEDIATE MUNI BOND FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $460 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 13th largest manager of long-term mutual fund assets in the U.S.** and the 4th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams' investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

  *  In U.S. dollars as of June 30, 2016. Source: Ameriprise Q2 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle group of companies. Contact us for more current data.

  **  Source: ICI as of June 30, 2016 for Columbia Management Investment Advisers, LLC.

  ***  Source: Investment Association as of March 2016 for Threadneedle Asset Management Limited.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

Investment strategies to help meet investor needs

We are committed to helping investors navigate financial challenges to reach their desired outcomes. The possibilities are endless.

Your success is our priority.

Retire comfortably

Fund college or higher education

Leave a legacy

Generate an appropriate stream of income in retirement

Traditional approaches to income may no longer be adequate — and they may no longer provide the diversification benefits they once did. Investors need to rethink how they generate retirement income.

Worried about running out of income? You are not alone.

Navigate a changing interest rate environment

Even in today's challenging interest rate environment, it's still possible to navigate markets and achieve your goals.

Make investment choices designed specifically for this market environment.

Maximize after-tax returns

In an environment where what you keep is more important than what you earn, municipal bonds can help mitigate higher taxes while providing attractive yields compared to other investment options.

You've worked too hard building your wealth to lose it to taxes.

Grow assets to achieve financial goals

Finding growth opportunities in today's complex market environment requires strong research capabilities, creative thinking and a disciplined approach.

Do your investments deliver the portfolio growth you need?

Ease the impact of volatile markets

With increasing concerns about market volatility, investors should consider diversifying their portfolios with non-traditional holdings.

Interested in turning volatility into opportunity?

To find out more, contact your financial professional, call 800.426.3750 or visit investor.columbiathreadneedleus.com

Not part of the shareholder report

Get the market insight you need from our investment experts and subscribe to our latest publications

Stay informed with Columbia Threadneedle Investments

Investor insight

Find economic and market commentary, investment videos, white papers, mutual fund commentary and more at investor.columbiathreadneedleus.com.

Subscribe to the latest information from Columbia Threadneedle. Register your information online at investor.columbiathreadneedleus.com/subscribe and select the publications you would like to receive, including:

■  Columbia Threadneedle Investor Newsletter, highlighting the latest macro- and micro-economic trends, investment themes, products, service changes and other items of interest to our investors

■  Investment Strategy Outlook, showcasing the Columbia Threadneedle Asset Allocation Team's perspective on global economic investment conditions and markets

■  MarketTrack, featuring straightforward insight on current investment opportunities

■  White papers that delve deep into a variety of investment topics

■  Quarterly portfolio manager commentary and fund fact sheets

Update your subscriptions at any time by accessing the email subscription center.

Social media

We offer you multiple ways to access our market commentary and investment insights.

■  Perspectives blog at investor.columbiathreadneedleus.com
Read timely posts by our investment team, including our chief investment officer, chief economist and portfolio managers.

■  Twitter.com/CTinvest_US
Follow us on Twitter for quick, up-to-the-minute comments on market news and more.

■  Youtube.com/CTInvestUS
View our commentaries on the economy, markets and current investment opportunities.

■  Linkedin.com/company/Columbia-Threadneedle-Investments-US
Connect with us on LinkedIn for updates from our thought leaders.

Not part of the shareholder report

PRESIDENT'S MESSAGE

Dear Shareholders,

While emotions have run high following the outcome of the U.S. Presidential election, it remains unclear how the Trump presidency will unfold in terms of policy. We have a sense of the priorities espoused by the president-elect over the past eighteen months, but campaign priorities are not always realized and are often never pursued. What seems certain is that, while some investors have already priced expectations into the market, others have retreated, preferring instead a wait and see approach. The outcome of such behaviors appears to have created conditions ripe for ongoing market volatility.

While volatility in the financial markets can be stressful, volatility itself is not a new phenomenon. Other factors that have been at the root cause of recent volatility include uncertainty following the United Kingdom's vote to exit the European Union (Brexit), speculation around the Federal Reserve's decision to increase interest rates, divergent central bank policy and geopolitical unrest. The point is, financial markets have fluctuated for years and may be expected to continue to fluctuate — sometimes wildly. If anything, such volatility seems to be the new normal, perhaps exacerbated by access to information and development of technological tools which have enabled investors to react rapidly to real and perceived change. So what can you do?

Position your portfolio for the reality of market volatility

That there is a historical precedent for market volatility, or even an acceptance that it may persist, offers little comfort. A measured and strategic approach remains the best strategy for investors to stay on track in achieving their investment goals.

Step 1: Review your investment goals

Take this opportunity to review your investment goals and the strategies you are pursuing to achieve those goals in order to remain focused on what's important to you. It is entirely possible that your goals have changed in response either to your life situation or to changes in the market. Accept what you can't control — volatility, and focus on what you can — your investment goals and strategies.

Step 2: Reassess your risk tolerance

Sit down with your financial advisor to discuss your investment goals and strategies, as well as any changes to your tolerance for risk. Consider your investment horizon. Increased market volatility and a new investment horizon may impact the strategies that can best help you achieve your investment goals. Remember, achieving your investment goals may require a certain amount of risk. Ultimately, you must maintain vigilance in reassessing your risk tolerance and the strategies you have selected in pursuit of your investment goals, and awareness of how those strategies may react to market volatility.

Step 3: Remain calm and focus on your long-term plan

Remember, investing is about the long game. Short term events are not necessarily evidence of a longer term reality. Investors who attempt to time the market too often end up reacting to a down turn by selling low and then compounding the problem by waiting on the sidelines, ultimately missing the right opportunity to reinvest.

As long as there is a market, there will be volatility. How you respond to that volatility can make a big difference in the measure of your success as an investor. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for the reality of ongoing volatility and, perhaps, even turn such volatility into investment opportunity.

Best regards,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2016

COLUMBIA AMT-FREE GEORGIA INTERMEDIATE MUNI BOND FUND

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Performance Overview	3
Portfolio Overview	4
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	12
Statement of Operations	14
Statement of Changes in Net Assets	15
Financial Highlights	17
Notes to Financial Statements	22
Approval of Management Agreement	28
Important Information About This Report	31

Semiannual Report 2016

COLUMBIA AMT-FREE GEORGIA INTERMEDIATE MUNI BOND FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia AMT-Free Georgia Intermediate Muni Bond Fund (the Fund) Class A shares returned -0.15% excluding sales charges for the six-month period that ended October 31, 2016. Class Z shares of the Fund returned -0.02% for the same time period.

■  The Fund's benchmark, the Bloomberg Barclays 3-15 Year Blend Municipal Bond Index, returned 0.28% during the same time period.

Average Annual Total Returns (%) (for period ended October 31, 2016)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	05/04/92
Excluding sales charges		-0.15	2.57	2.83	3.40
Including sales charges		-3.17	-0.48	2.20	3.09
Class B	06/07/93
Excluding sales charges		-0.61	1.70	2.07	2.62
Including sales charges		-3.57	-1.28	2.07	2.62
Class C	06/17/92
Excluding sales charges		-0.52	1.71	2.06	2.63
Including sales charges		-1.51	0.71	2.06	2.63
Class R4*	03/19/13	-0.11	2.73	3.07	3.65
Class Z	03/01/92	-0.02	2.82	3.09	3.66
Bloomberg Barclays 3-15 Year Blend Municipal Bond Index		0.28	3.38	3.81	4.53

Returns for Class A are shown with and without the maximum initial sales charge of 3.00%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

The Bloomberg Barclays 3-15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016
3

COLUMBIA AMT-FREE GEORGIA INTERMEDIATE MUNI BOND FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Management

Brian McGreevy

Paul Fuchs, CFA*

*Effective September 2016, Mr. Fuchs was named a Portfolio Manager of the Fund.

Quality Breakdown (%) (at October 31, 2016)
AAA rating	8.1
AA rating	50.9
A rating	33.0
BBB rating	3.3
BB rating	0.8
Not rated	3.9
Total	100.0

Percentages indicated are based upon total fixed income investments.

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated." Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

Semiannual Report 2016
4

COLUMBIA AMT-FREE GEORGIA INTERMEDIATE MUNI BOND FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

May 1, 2016 – October 31, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	998.50	1,021.24	4.10	4.15	0.81
Class B	1,000.00	1,000.00	993.90	1,017.44	7.88	7.98	1.56
Class C	1,000.00	1,000.00	994.80	1,017.44	7.89	7.98	1.56
Class R4	1,000.00	1,000.00	998.90	1,022.50	2.84	2.87	0.56
Class Z	1,000.00	1,000.00	999.80	1,022.50	2.84	2.87	0.56

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2016
5

COLUMBIA AMT-FREE GEORGIA INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS

October 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal Bonds 94.5%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
AIRPORT 3.5%
City of Atlanta Department of Aviation Refunding Revenue Bonds General Series 2010C 01/01/25	5.000%	1,500,000	1,698,915
Revenue Bonds Series 2012B 01/01/27	5.000%	1,000,000	1,160,390
Total			2,859,305
HIGHER EDUCATION 12.2%
Athens Housing Authority Refunding Revenue Bonds UGAREF East Campus Housing Series 2011 12/01/25	5.000%	1,000,000	1,155,240
Bleckley County & Dodge County Joint Development Authority Revenue Bonds Middle Georgia College Series 2008 07/01/21	5.000%	750,000	793,035
Bulloch County Development Authority Refunding Revenue Bonds Georgia Southern University Housing Foundation Series 2012 (AGM) 08/01/27	5.000%	500,000	581,645
Revenue Bonds Georgia Southern University Housing Foundation Series 2008 (AGM) 07/01/20	5.250%	1,000,000	1,068,850
Carrollton Payroll Development Authority Refunding Revenue Bonds Anticipation Certificates — UWG Campus Center Series 2012 (AGM) 08/01/25	5.000%	800,000	940,944
DeKalb Newton & Gwinnett Counties Joint Development Authority Revenue Bonds GGC Foundation LLC Project Series 2009 07/01/24	5.500%	2,500,000	2,735,275
Fulton County Development Authority Refunding Revenue Bonds Spelman College Series 2015 06/01/32	5.000%	1,000,000	1,166,800
Richmond County Development Authority Refunding Revenue Bonds ASU Jaguar Student Housing Series 2012 (AGM) 02/01/27	5.000%	750,000	874,553

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Georgia Regents University Cancer Center Series 2014 (AGM) 12/15/32	5.000%	425,000	499,919
Total			9,816,261
HOSPITAL 11.7%
Carroll City-County Hospital Authority Refunding Revenue Bonds Tanner Medical Center, Inc. Project Series 2016 07/01/30	4.000%	1,000,000	1,111,730
07/01/31	4.000%	1,000,000	1,094,770
Cedartown Polk County Hospital Authority Revenue Bonds Floyd Healthcare Polk Medical Center RAC Series 2016 07/01/34	5.000%	500,000	577,905
DeKalb Private Hospital Authority Revenue Bonds Children's Healthcare Series 2009 11/15/17	5.000%	320,000	333,219
Fayette County Hospital Authority Revenue Bonds Fayette Community Hospital Series 2009A 06/15/23	5.250%	2,000,000	2,196,260
Floyd County Hospital Authority Refunding Revenue Bonds Floyd Medical Center Project Series 2016 07/01/31	5.000%	595,000	711,287
Gwinnett County Hospital Authority Revenue Bonds Gwinnet Hospital System Series 2007A (AGM) 07/01/23	5.000%	2,000,000	2,197,460
Richmond County Hospital Authority Refunding Revenue Bonds University Health Services, Inc. Project Series 2016 01/01/28	5.000%	1,000,000	1,221,160
Total			9,443,791
JOINT POWER AUTHORITY 3.8%
Municipal Electric Authority of Georgia Refunding Revenue Bonds Project One Subordinated Series 2015A 01/01/32	5.000%	1,000,000	1,174,730

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
6

COLUMBIA AMT-FREE GEORGIA INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds Project One Subordinated Series 2008A 01/01/21	5.250%	1,395,000	1,618,981
Unrefunded Revenue Bonds Project One Subordinated Series 2008D 01/01/23	6.000%	260,000	280,980
Total			3,074,691
LOCAL APPROPRIATION 0.9%
Atlanta Public Safety & Judicial Facilities Authority Refunding Revenue Bonds Public Safety Facility Project Series 2016 12/01/24	5.000%	580,000	723,016
LOCAL GENERAL OBLIGATION 20.7%
Cherokee County Board of Education Unlimited General Obligation Bonds Series 2014A 08/01/30	5.000%	1,000,000	1,197,690
City of Atlanta Unlimited General Obligation Refunding Bonds Series 2014A 12/01/26	5.000%	500,000	616,365
City of Decatur Unlimited General Obligation Bonds Series 2016 08/01/29	4.000%	750,000	861,457
Columbia County School District Unlimited General Obligation Bonds Series 2015 10/01/22	5.000%	1,000,000	1,207,980
County of Columbia Unlimited General Obligation Bonds Sales Tax Series 2015 04/01/22	5.000%	285,000	339,364
County of DeKalb Unlimited General Obligation Refunding Bonds Special Transportation — Parks Greenspace Series 2016 12/01/27	5.000%	750,000	945,540
Forsyth County Public Facilities Authority Revenue Bonds Forsyth County School District Project Series 2016 02/01/29	4.000%	450,000	510,858
Forsyth County School District Unlimited General Obligation Bonds Series 2014 02/01/28	5.000%	1,000,000	1,201,990

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Gwinnett County School District Unlimited General Obligation Refunding Bonds Series 2010 02/01/24	5.000%	1,500,000	1,868,760
Henry County School District Unlimited General Obligation Bonds Series 2016 08/01/32	4.000%	1,000,000	1,126,280
Sandy Springs Public Facilities Authority Revenue Bonds City Center Project Series 2015 05/01/28	5.000%	1,000,000	1,257,100
Savannah-Chatham County School District Unlimited General Obligation Refunding Bonds Series 2004 (AGM) 08/01/19	5.250%	2,000,000	2,228,520
South Fulton Municipal Regional Water & Sewer Authority Refunding Revenue Bonds Series 2014 01/01/31	5.000%	1,000,000	1,161,650
Winder-Barrow Industrial Building Authority Refunding Revenue Bonds City of Winder Project Series 2012 (AGM) 12/01/24	5.000%	1,900,000	2,205,995
Total			16,729,549
MULTI-FAMILY 1.4%
Cobb County Development Authority Refunding Revenue Bonds Kennesaw State University Junior Subordinated Series 2014 07/15/29	5.000%	980,000	1,089,192
MUNICIPAL POWER 0.3%
Guam Power Authority Refunding Revenue Bonds Series 2012A (AGM)(a) 10/01/24	5.000%	220,000	258,227
OTHER BOND ISSUE 0.9%
Columbus Housing Authority Revenue Bonds Eagles Trace Apartments Project Series 2015 12/01/25	3.250%	690,000	698,673
PREPAID GAS 0.4%
Main Street Natural Gas, Inc. Revenue Bonds Series 2007A 09/15/19	5.250%	295,000	320,591

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
7

COLUMBIA AMT-FREE GEORGIA INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
REFUNDED / ESCROWED 11.1%
Cherokee County Board of Education Prerefunded 08/01/19 Unlimited General Obligation Bonds Series 2009A 08/01/22	5.000%	1,600,000	1,773,456
Cobb County Development Authority Prerefunded 07/15/17 Revenue Bonds KSU Village Real Estate Series 2007A (AMBAC) 07/15/27	5.250%	1,500,000	1,546,830
Gwinnett County School District Prerefunded 02/01/18 Unlimited General Obligation Bonds Series 2008 02/01/22	5.000%	1,000,000	1,052,120
Municipal Electric Authority of Georgia Prerefunded 07/01/18 Revenue Bonds Project One Subordinated Series 2008D 01/01/23	6.000%	740,000	802,796
State of Georgia Prerefunded 05/01/19 Unlimited General Obligation Bonds Series 2009D 05/01/23	5.000%	2,000,000	2,198,080
Walton County Water & Sewer Authority Prerefunded 02/01/18 Revenue Bonds Hard Labor Creek Project Series 2008 (AGM) 02/01/25	5.000%	1,495,000	1,572,531
Total			8,945,813
RETIREMENT COMMUNITIES 0.7%
Fulton County Residential Care Facilities for the Elderly Authority Refunding Revenue Bonds Lenbrook Square Foundation, Inc. Series 2016 07/01/25	4.000%	500,000	550,725
SALES TAX 1.1%
Metropolitan Atlanta Rapid Transit Authority Refunding Revenue Bonds 3rd Indenture Series 2014A 07/01/24	5.000%	750,000	915,668
SINGLE FAMILY 1.3%
Georgia Housing & Finance Authority Revenue Bonds Series 2014B-1 12/01/29	3.000%	1,000,000	1,015,220

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
SPECIAL NON PROPERTY TAX 5.4%
Cobb-Marietta Coliseum & Exhibit Hall Authority Refunding Revenue Bonds Series 2005 (NPFGC) 10/01/19	5.250%	1,500,000	1,653,120
Metropolitan Atlanta Rapid Transit Authority Refunding Revenue Bonds Third Indenture Series 2012A 07/01/30	5.000%	1,500,000	1,760,100
Territory of Guam Revenue Bonds Series 2011A(a) 01/01/31	5.000%	300,000	327,456
Virgin Islands Public Finance Authority Refunding Revenue Bonds Senior Lien Series 2009B(a) 10/01/25	5.000%	600,000	583,206
Total			4,323,882
SPECIAL PROPERTY TAX 5.6%
Atlanta & Fulton County Recreation Authority Refunding Revenue Bonds Park Improvement Series 2014A 12/01/28	5.000%	525,000	634,562
12/01/33	5.000%	1,000,000	1,180,320
City of Atlanta Refunding Tax Allocation Bonds Atlanta Station Project Series 2007 (AGM) 12/01/20	5.250%	1,545,000	1,608,453
Eastside Project Series 2016 01/01/28	5.000%	300,000	364,104
01/01/29	5.000%	300,000	360,546
01/01/30	5.000%	300,000	357,030
Total			4,505,015
TRANSPORTATION 1.4%
Georgia State Road & Tollway Authority Revenue Bonds Federal Highway Grant Series 2009A 06/01/21	5.000%	1,000,000	1,097,910

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE GEORGIA INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
TURNPIKE / BRIDGE / TOLL ROAD 0.8%
Georgia State Road & Tollway Authority Revenue Bonds I-75 S Express Lanes Project Series 2014(b)(c) 06/01/24	0.000%	1,000,000	654,190
WATER & SEWER 11.3%
Augusta Water & Sewerage Refunding Revenue Bonds Series 2007 (AGM) 10/01/22	5.000%	2,000,000	2,096,120
Cherokee County Water & Sewer Authority Refunding Revenue Bonds Series 2016 08/01/31	5.000%	250,000	305,955
City of Atlanta Water & Wastewater Refunding Revenue Bonds Series 2015 11/01/30	5.000%	1,000,000	1,201,400
City of Columbus Water & Sewerage Refunding Revenue Bonds Series 2016 05/01/32	5.000%	350,000	427,224

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Gainesville Water & Sewerage Refunding Revenue Bonds Series 2014 11/15/26	5.000%	1,500,000	1,842,795
County of DeKalb Water & Sewage Refunding Revenue Bonds Series 2006B 10/01/21	5.250%	2,000,000	2,385,040
Villa Rica Public Facilities Authority Refunding Revenue Bonds Water & Sewer Project Series 2015 03/01/31	5.000%	750,000	882,705
Total			9,141,239
Total Municipal Bonds (Cost: $72,206,684)			76,162,958
Total Investments (Cost: $72,206,684)			76,162,958
Other Assets & Liabilities, Net			4,473,223
Net Assets			80,636,181

Notes to Portfolio of Investments

(a)  Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At October 31, 2016, the value of these securities amounted to $1,168,889 or 1.45% of net assets.

(b)  Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund's Board of Trustees. At October 31, 2016, the value of these securities amounted to $654,190 or 0.81% of net assets.

(c)  Zero coupon bond.

Abbreviation Legend

AGM  Assured Guaranty Municipal Corporation

AMBAC  Ambac Assurance Corporation

NPFGC  National Public Finance Guarantee Corporation

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE GEORGIA INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA AMT-FREE GEORGIA INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at October 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Municipal Bonds	—	76,162,958	—	76,162,958
Total Investments	—	76,162,958	—	76,162,958

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE GEORGIA INTERMEDIATE MUNI BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2016 (Unaudited)

Assets
Investments, at value (identified cost $72,206,684)	$76,162,958
Cash	2,762,161
Receivable for:
Investments sold	1,040,831
Capital shares sold	122,451
Interest	994,445
Expense reimbursement due from Investment Manager	1,040
Prepaid expenses	2,400
Other assets	1,416
Total assets	81,087,702
Liabilities
Payable for:
Capital shares purchased	112,611
Dividend distributions to shareholders	175,995
Management services fees	3,105
Distribution and/or service fees	885
Transfer agent fees	9,048
Compensation of board members	119,573
Chief compliance officer expenses	4
Other expenses	30,300
Total liabilities	451,521
Net assets applicable to outstanding capital stock	$80,636,181
Represented by
Paid-in capital	$76,132,253
Undistributed net investment income	140,767
Accumulated net realized gain	406,887
Unrealized appreciation (depreciation) on:
Investments	3,956,274
Total — representing net assets applicable to outstanding capital stock	$80,636,181

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE GEORGIA INTERMEDIATE MUNI BOND FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

October 31, 2016 (Unaudited)

Class A
Net assets	$22,629,581
Shares outstanding	2,109,658
Net asset value per share	$10.73
Maximum offering price per share(a)	$11.06
Class B
Net assets	$93,615
Shares outstanding	8,721
Net asset value per share	$10.73
Class C
Net assets	$5,070,437
Shares outstanding	472,572
Net asset value per share	$10.73
Class R4
Net assets	$277,745
Shares outstanding	25,930
Net asset value per share	$10.71
Class Z
Net assets	$52,564,803
Shares outstanding	4,901,010
Net asset value per share	$10.73

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 3.00%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE GEORGIA INTERMEDIATE MUNI BOND FUND

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2016 (Unaudited)

Net investment income
Income:
Interest	$1,316,937
Total income	1,316,937
Expenses:
Management services fees	188,483
Distribution and/or service fees
Class A	27,560
Class B	554
Class C	25,697
Transfer agent fees
Class A	19,789
Class B	101
Class C	4,621
Class R4	240
Class Z	47,297
Compensation of board members	13,377
Custodian fees	858
Printing and postage fees	11,795
Registration fees	9,042
Audit fees	14,915
Legal fees	4,444
Chief compliance officer expenses	4
Other	5,085
Total expenses	373,862
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(94,713)
Total net expenses	279,149
Net investment income	1,037,788
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	121,664
Net realized gain	121,664
Net change in unrealized appreciation (depreciation) on:
Investments	(1,330,085)
Net change in unrealized depreciation	(1,330,085)
Net realized and unrealized loss	(1,208,421)
Net decrease in net assets from operations	$(170,633)

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE GEORGIA INTERMEDIATE MUNI BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2016 (Unaudited)	Year Ended April 30, 2016
Operations
Net investment income	$1,037,788	$2,206,234
Net realized gain	121,664	351,587
Net change in unrealized appreciation (depreciation)	(1,330,085)	424,166
Net increase (decrease) in net assets resulting from operations	(170,633)	2,981,987
Distributions to shareholders
Net investment income
Class A	(270,767)	(551,222)
Class B	(951)	(3,015)
Class C	(43,953)	(96,802)
Class R4	(3,629)	(6,445)
Class Z	(712,602)	(1,554,637)
Net realized gains
Class A	—	(68,634)
Class B	—	(498)
Class C	—	(17,023)
Class R4	—	(623)
Class Z	—	(178,493)
Total distributions to shareholders	(1,031,902)	(2,477,392)
Increase (decrease) in net assets from capital stock activity	3,750,129	(1,509,052)
Total increase (decrease) in net assets	2,547,594	(1,004,457)
Net assets at beginning of period	78,088,587	79,093,044
Net assets at end of period	$80,636,181	$78,088,587
Undistributed net investment income	$140,767	$134,881

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA AMT-FREE GEORGIA INTERMEDIATE MUNI BOND FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	292,876	3,208,387	130,384	1,404,666
Distributions reinvested	15,188	165,248	38,098	410,631
Redemptions	(71,027)	(773,745)	(151,849)	(1,637,945)
Net increase	237,037	2,599,890	16,633	177,352
Class B shares
Subscriptions	8	90	1,051	11,290
Distributions reinvested	67	731	189	2,036
Redemptions(a)	(5,274)	(57,696)	(2,418)	(25,951)
Net decrease	(5,199)	(56,875)	(1,178)	(12,625)
Class C shares
Subscriptions	24,651	268,537	108,840	1,171,124
Distributions reinvested	3,163	34,420	8,524	91,875
Redemptions	(14,206)	(153,811)	(85,007)	(914,610)
Net increase	13,608	149,146	32,357	348,389
Class R4 shares
Subscriptions	2,695	29,188	5,421	58,325
Distributions reinvested	321	3,490	625	6,734
Redemptions	(61)	(666)	(3,482)	(37,466)
Net increase	2,955	32,012	2,564	27,593
Class Z shares
Subscriptions	577,564	6,301,663	769,419	8,308,660
Distributions reinvested	9,384	102,069	22,919	247,056
Redemptions	(494,046)	(5,377,776)	(983,808)	(10,605,477)
Net increase (decrease)	92,902	1,025,956	(191,470)	(2,049,761)
Total net increase (decrease)	341,303	3,750,129	(141,094)	(1,509,052)

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA AMT-FREE GEORGIA INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended October 31, 2016		Year Ended April 30,						Year Ended March 31,
Class A	(Unaudited)		2016	2015	2014	2013	2012(a)		2012
Per share data
Net asset value, beginning of period	$10.88		$10.81	$10.82	$11.21	$11.18	$11.09		$10.50
Income from investment operations:
Net investment income	0.14		0.29	0.31	0.31	0.31	0.03		0.33
Net realized and unrealized gain (loss)	(0.15)		0.11	0.01	(0.32)	0.04	0.09		0.59
Total from investment operations	(0.01)		0.40	0.32	(0.01)	0.35	0.12		0.92
Less distributions to shareholders:
Net investment income	(0.14)		(0.29)	(0.31)	(0.31)	(0.31)	(0.03)		(0.33)
Net realized gains	—		(0.04)	(0.02)	(0.07)	(0.01)	—		—
Total distributions to shareholders	(0.14)		(0.33)	(0.33)	(0.38)	(0.32)	(0.03)		(0.33)
Net asset value, end of period	$10.73		$10.88	$10.81	$10.82	$11.21	$11.18		$11.09
Total return	(0.15%)		3.78%	2.98%	0.02%	3.16%	1.05%		8.85%
Ratios to average net assets(b)
Total gross expenses	1.05	%(c)	1.04%	1.06%	1.07%	1.03%	1.02	%(c)	1.04%
Total net expenses(d)	0.81	%(c)	0.81%	0.81%	0.81%	0.81%	0.80	%(c)	0.80	%(e)
Net investment income	2.46	%(c)	2.73%	2.83%	2.89%	2.77%	2.92	%(c)	2.99%
Supplemental data
Net assets, end of period (in thousands)	$22,630		$20,377	$20,060	$16,728	$21,517	$19,861		$19,563
Portfolio turnover	9%		13%	19%	5%	16%	0%		11%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA AMT-FREE GEORGIA INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2016		Year Ended April 30,						Year Ended March 31,
Class B	(Unaudited)		2016	2015	2014	2013	2012(a)		2012
Per share data
Net asset value, beginning of period	$10.89		$10.81	$10.82	$11.22	$11.18	$11.10		$10.50
Income from investment operations:
Net investment income	0.10		0.21	0.23	0.23	0.23	0.02		0.24
Net realized and unrealized gain (loss)	(0.17)		0.12	0.01	(0.33)	0.05	0.08		0.60
Total from investment operations	(0.07)		0.33	0.24	(0.10)	0.28	0.10		0.84
Less distributions to shareholders:
Net investment income	(0.09)		(0.21)	(0.23)	(0.23)	(0.23)	(0.02)		(0.24)
Net realized gains	—		(0.04)	(0.02)	(0.07)	(0.01)	—		—
Total distributions to shareholders	(0.09)		(0.25)	(0.25)	(0.30)	(0.24)	(0.02)		(0.24)
Net asset value, end of period	$10.73		$10.89	$10.81	$10.82	$11.22	$11.18		$11.10
Total return	(0.61%)		3.10%	2.21%	(0.82%)	2.48%	0.90%		8.10%
Ratios to average net assets(b)
Total gross expenses	1.79	%(c)	1.80%	1.81%	1.83%	1.78%	1.77	%(c)	1.81%
Total net expenses(d)	1.56	%(c)	1.56%	1.56%	1.56%	1.56%	1.55	%(c)	1.55	%(e)
Net investment income	1.72	%(c)	1.99%	2.09%	2.15%	2.04%	2.17	%(c)	2.25%
Supplemental data
Net assets, end of period (in thousands)	$94		$152	$163	$212	$216	$373		$369
Portfolio turnover	9%		13%	19%	5%	16%	0%		11%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA AMT-FREE GEORGIA INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2016		Year Ended April 30,						Year Ended March 31,
Class C	(Unaudited)		2016	2015	2014	2013	2012(a)		2012
Per share data
Net asset value, beginning of period	$10.88		$10.81	$10.82	$11.22	$11.18	$11.09		$10.50
Income from investment operations:
Net investment income	0.09		0.21	0.23	0.23	0.23	0.02		0.24
Net realized and unrealized gain (loss)	(0.15)		0.11	0.01	(0.33)	0.04	0.09		0.59
Total from investment operations	(0.06)		0.32	0.24	(0.10)	0.27	0.11		0.83
Less distributions to shareholders:
Net investment income	(0.09)		(0.21)	(0.23)	(0.23)	(0.22)	(0.02)		(0.24)
Net realized gains	—		(0.04)	(0.02)	(0.07)	(0.01)	—		—
Total distributions to shareholders	(0.09)		(0.25)	(0.25)	(0.30)	(0.23)	(0.02)		(0.24)
Net asset value, end of period	$10.73		$10.88	$10.81	$10.82	$11.22	$11.18		$11.09
Total return	(0.52%)		3.01%	2.21%	(0.82%)	2.48%	0.99%		8.00%
Ratios to average net assets(b)
Total gross expenses	1.79	%(c)	1.79%	1.81%	1.82%	1.78%	1.77	%(c)	1.78%
Total net expenses(d)	1.56	%(c)	1.56%	1.56%	1.56%	1.56%	1.55	%(c)	1.55	%(e)
Net investment income	1.72	%(c)	1.98%	2.08%	2.14%	2.02%	2.17	%(c)	2.23%
Supplemental data
Net assets, end of period (in thousands)	$5,070		$4,996	$4,612	$3,501	$4,301	$3,919		$4,066
Portfolio turnover	9%		13%	19%	5%	16%	0%		11%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA AMT-FREE GEORGIA INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2016		Year Ended April 30,
Class R4	(Unaudited)		2016	2015	2014	2013(a)
Per share data
Net asset value, beginning of period	$10.87		$10.79	$10.80	$11.20	$11.12
Income from investment operations:
Net investment income	0.15		0.32	0.33	0.34	0.04
Net realized and unrealized gain (loss)	(0.16)		0.12	0.02	(0.33)	0.08
Total from investment operations	(0.01)		0.44	0.35	0.01	0.12
Less distributions to shareholders:
Net investment income	(0.15)		(0.32)	(0.34)	(0.34)	(0.04)
Net realized gains	—		(0.04)	(0.02)	(0.07)	—
Total distributions to shareholders	(0.15)		(0.36)	(0.36)	(0.41)	(0.04)
Net asset value, end of period	$10.71		$10.87	$10.79	$10.80	$11.20
Total return	(0.11%)		4.14%	3.24%	0.18%	1.07%
Ratios to average net assets(b)
Total gross expenses	0.80	%(c)	0.79%	0.81%	0.88%	0.72	%(c)
Total net expenses(d)	0.56	%(c)	0.56%	0.56%	0.56%	0.53	%(c)
Net investment income	2.72	%(c)	2.98%	3.09%	3.21%	3.12	%(c)
Supplemental data
Net assets, end of period (in thousands)	$278		$250	$220	$37	$3
Portfolio turnover	9%		13%	19%	5%	16%

Notes to Financial Highlights

(a)  Based on operations from March 19, 2013 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE GEORGIA INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2016		Year Ended April 30,						Year Ended March 31,
Class Z	(Unaudited)		2016	2015	2014	2013	2012(a)		2012
Per share data
Net asset value, beginning of period	$10.88		$10.81	$10.82	$11.22	$11.18	$11.09		$10.50
Income from investment operations:
Net investment income	0.15		0.32	0.34	0.34	0.34	0.03		0.35
Net realized and unrealized gain (loss)	(0.15)		0.11	0.01	(0.33)	0.05	0.09		0.59
Total from investment operations	—		0.43	0.35	0.01	0.39	0.12		0.94
Less distributions to shareholders:
Net investment income	(0.15)		(0.32)	(0.34)	(0.34)	(0.34)	(0.03)		(0.35)
Net realized gains	—		(0.04)	(0.02)	(0.07)	(0.01)	—		—
Total distributions to shareholders	(0.15)		(0.36)	(0.36)	(0.41)	(0.35)	(0.03)		(0.35)
Net asset value, end of period	$10.73		$10.88	$10.81	$10.82	$11.22	$11.18		$11.09
Total return	(0.02%)		4.04%	3.24%	0.18%	3.51%	1.07%		9.08%
Ratios to average net assets(b)
Total gross expenses	0.80	%(c)	0.79%	0.81%	0.82%	0.78%	0.77	%(c)	0.79%
Total net expenses(d)	0.56	%(c)	0.56%	0.56%	0.56%	0.56%	0.55	%(c)	0.55	%(e)
Net investment income	2.72	%(c)	2.98%	3.09%	3.14%	3.02%	3.17	%(c)	3.24%
Supplemental data
Net assets, end of period (in thousands)	$52,565		$52,315	$54,037	$58,973	$73,154	$79,910		$79,371
Portfolio turnover	9%		13%	19%	5%	16%	0%		11%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE GEORGIA INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS

October 31, 2016 (Unaudited)

Note 1. Organization

Columbia AMT-Free Georgia Intermediate Muni Bond Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class R4 and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. In addition, Class A shares purchased on or after February 19, 2015 are subject to a contingent deferred sales charge (CDSC) of 0.75% on certain investments of $500,000 or more if redeemed within 12 months after purchase.

Class B shares may be subject to a maximum CDSC of 3.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

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COLUMBIA AMT-FREE GEORGIA INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016 (Unaudited)

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt and taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Investment Company Reporting Modernization

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.

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COLUMBIA AMT-FREE GEORGIA INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016 (Unaudited)

Note 3. Fees and Other Transactions with Affiliates

Management Services Fees

The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.47% to 0.31% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended October 31, 2016 was 0.47% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, prior to October 1, 2016, the Transfer Agent also received sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). Effective October 1, 2016, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts up to the lesser of the amount charged by the servicing agent or a cap established by the Board from time to time.

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.

For the six months ended October 31, 2016, the Fund's annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.18%
Class B	0.18
Class C	0.18
Class R4	0.18
Class Z	0.18

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2016, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate

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COLUMBIA AMT-FREE GEORGIA INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016 (Unaudited)

of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B and Class C shares of the Fund and a monthly distribution fee at the maximum annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares of the Fund.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $6,963 for Class A shares for the six months ended October 31, 2016.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Fee Rates Contractual Through August 31, 2017
Class A	0.81%
Class B	1.56
Class C	1.56
Class R4	0.56
Class Z	0.56

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At October 31, 2016, the cost of investments for federal income tax purposes was approximately $72,207,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$4,130,000
Unrealized depreciation	(174,000)
Net unrealized appreciation	$3,956,000

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $7,475,213 and $6,724,033, respectively, for the six months ended

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COLUMBIA AMT-FREE GEORGIA INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016 (Unaudited)

October 31, 2016. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Line of Credit

The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended October 31, 2016.

Note 7. Significant Risks

Shareholder Concentration Risk

At October 31, 2016, one unaffiliated shareholder of record owned 68.2% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund's portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund's performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund's investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Geographic Concentration Risk

Because the Fund invests substantially in municipal securities issued by the state identified in the Fund's name and political sub-divisions of that state, the Fund will be particularly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state's financial, economic or other condition and prospects. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal and other securities

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COLUMBIA AMT-FREE GEORGIA INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016 (Unaudited)

owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.

Note 8. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 9. Information Regarding Pending and Settled Legal Proceedings

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

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27

COLUMBIA AMT-FREE GEORGIA INTERMEDIATE MUNI BOND FUND

APPROVAL OF MANAGEMENT AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia AMT-Free Georgia Intermediate Muni Bond Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March and April 2016, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented in February, March and April were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, the Chair of the Board and/or the Chair of the Contracts Committee, and the final materials were revised to contain information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Management Agreement.

The Board, at its June 13-15, 2016 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of management agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

Nature, Extent and Quality of Services Provided by Columbia Threadneedle

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Threadneedle, as well as its organization, expertise, resources and capabilities.

The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, the relatively recent change in the leadership of equity department oversight, improvements in technology research and the use of research analysts' model portfolios to highlight best ideas and improve implementation. The Independent Trustees further noted the restructured investment risk management department and its additional resources, including the new head of multi-asset investment risk. They also observed the relatively recent 5P leadership transition, and the additional staff and resources dedicated to the 5P team. The Board also noted the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle's ability to attract and retain key portfolio management personnel.

In connection with the Board's evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2015 in the performance of administrative services, and noted the various enhancements anticipated for 2016. In evaluating the quality of services provided under the Management Agreement, the Independent Trustees also took into account the organization and strength of the Fund's and its service providers' compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity's ability to carry out its responsibilities under the

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COLUMBIA AMT-FREE GEORGIA INTERMEDIATE MUNI BOND FUND

APPROVAL OF MANAGEMENT AGREEMENT (continued)

Management Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet.

The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance was appropriate in light of the particular management style involved and the particular market environment.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Threadneedle and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Threadneedle's profitability.

The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in its analysis of the Funds' performance and expenses, the reasonableness of the Funds' fee rates, the reasonableness of Columbia Threadneedle's profitability, and JDL's conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the comparison universe of the Fund). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer universe's median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board took into account JDL's conclusion that 2015 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2015 the Board had concluded that 2014 profitability was reasonable and that Columbia Threadneedle generated 2015 profitability that only slightly exceeded 2014 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that

Semiannual Report 2016
29

COLUMBIA AMT-FREE GEORGIA INTERMEDIATE MUNI BOND FUND

APPROVAL OF MANAGEMENT AGREEMENT (continued)

the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 15, 2016, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

Semiannual Report 2016
30

COLUMBIA AMT-FREE GEORGIA INTERMEDIATE MUNI BOND FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016
31

Columbia AMT-Free Georgia Intermediate Muni Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

investor.columbiathreadneedleus.com

SAR152_04_F01_(12/16)

SEMIANNUAL REPORT

October 31, 2016

COLUMBIA AMT-FREE MARYLAND INTERMEDIATE MUNI BOND FUND

PRESIDENT'S MESSAGE

Dear Shareholders,

While emotions have run high following the outcome of the U.S. Presidential election, it remains unclear how the Trump presidency will unfold in terms of policy. We have a sense of the priorities espoused by the president-elect over the past eighteen months, but campaign priorities are not always realized and are often never pursued. What seems certain is that, while some investors have already priced expectations into the market, others have retreated, preferring instead a wait and see approach. The outcome of such behaviors appears to have created conditions ripe for ongoing market volatility.

While volatility in the financial markets can be stressful, volatility itself is not a new phenomenon. Other factors that have been at the root cause of recent volatility include uncertainty following the United Kingdom's vote to exit the European Union (Brexit), speculation around the Federal Reserve's decision to increase interest rates, divergent central bank policy and geopolitical unrest. The point is, financial markets have fluctuated for years and may be expected to continue to fluctuate — sometimes wildly. If anything, such volatility seems to be the new normal, perhaps exacerbated by access to information and development of technological tools which have enabled investors to react rapidly to real and perceived change. So what can you do?

Position your portfolio for the reality of market volatility

That there is a historical precedent for market volatility, or even an acceptance that it may persist, offers little comfort. A measured and strategic approach remains the best strategy for investors to stay on track in achieving their investment goals.

Step 1: Review your investment goals

Take this opportunity to review your investment goals and the strategies you are pursuing to achieve those goals in order to remain focused on what's important to you. It is entirely possible that your goals have changed in response either to your life situation or to changes in the market. Accept what you can't control — volatility, and focus on what you can — your investment goals and strategies.

Step 2: Reassess your risk tolerance

Sit down with your financial advisor to discuss your investment goals and strategies, as well as any changes to your tolerance for risk. Consider your investment horizon. Increased market volatility and a new investment horizon may impact the strategies that can best help you achieve your investment goals. Remember, achieving your investment goals may require a certain amount of risk. Ultimately, you must maintain vigilance in reassessing your risk tolerance and the strategies you have selected in pursuit of your investment goals, and awareness of how those strategies may react to market volatility.

Step 3: Remain calm and focus on your long-term plan

Remember, investing is about the long game. Short term events are not necessarily evidence of a longer term reality. Investors who attempt to time the market too often end up reacting to a down turn by selling low and then compounding the problem by waiting on the sidelines, ultimately missing the right opportunity to reinvest.

As long as there is a market, there will be volatility. How you respond to that volatility can make a big difference in the measure of your success as an investor. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for the reality of ongoing volatility and, perhaps, even turn such volatility into investment opportunity.

Best regards,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2016

COLUMBIA AMT-FREE MARYLAND INTERMEDIATE MUNI BOND FUND

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	10
Statement of Operations	12
Statement of Changes in Net Assets	13
Financial Highlights	15
Notes to Financial Statements	20
Approval of Management Agreement	26
Important Information About This Report	29

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2016

COLUMBIA AMT-FREE MARYLAND INTERMEDIATE MUNI BOND FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia AMT-Free Maryland Intermediate Muni Bond Fund (the Fund) Class A shares returned 0.31% excluding sales charges for the six-month period that ended October 31, 2016. Class Z shares of the Fund returned 0.53% for the same time period.

■  The Fund's benchmark, the Bloomberg Barclays 3-15 Year Blend Municipal Bond Index, returned 0.28% for the same time period.

Average Annual Total Returns (%) (for period ended October 31, 2016)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	09/01/90
Excluding sales charges		0.31	2.86	2.84	3.27
Including sales charges		-2.73	-0.20	2.22	2.96
Class B	06/08/93
Excluding sales charges		-0.07	2.18	2.07	2.51
Including sales charges		-3.04	-0.82	2.07	2.51
Class C	06/17/92
Excluding sales charges		0.02	2.18	2.09	2.51
Including sales charges		-0.97	1.18	2.09	2.51
Class R4*	03/19/13	0.43	3.21	3.02	3.36
Class Z	09/01/90	0.53	3.21	3.11	3.54
Bloomberg Barclays 3-15 Year Blend Municipal Bond Index		0.28	3.38	3.81	4.53

Returns for Class A are shown with and without the maximum initial sales charge of 3.00%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/ investment-products/mutual-funds/appended-performance for more information.

The Bloomberg Barclays 3-15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016

COLUMBIA AMT-FREE MARYLAND INTERMEDIATE MUNI BOND FUND

PORTFOLIO OVERVIEW

(Unaudited)

Quality Breakdown (%) (at October 31, 2016)
AAA rating	16.0
AA rating	41.3
A rating	30.1
BBB rating	10.7
Not rated	1.9
Total	100.0

Percentages indicated are based upon total fixed income investments.

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated." Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

Portfolio Management

Brian McGreevy

Paul Fuchs, CFA*

*Effective September 2016, Mr. Fuchs was named a Portfolio Manager of the Fund.

Semiannual Report 2016
3

COLUMBIA AMT-FREE MARYLAND INTERMEDIATE MUNI BOND FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

May 1, 2016 – October 31, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,003.10	1,021.24	4.11	4.15	0.81
Class B	1,000.00	1,000.00	999.30	1,017.44	7.90	7.98	1.56
Class C	1,000.00	1,000.00	1,000.20	1,017.44	7.91	7.98	1.56
Class R4	1,000.00	1,000.00	1,004.30	1,022.50	2.84	2.87	0.56
Class Z	1,000.00	1,000.00	1,005.30	1,022.50	2.85	2.87	0.56

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2016
4

COLUMBIA AMT-FREE MARYLAND INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS

October 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal Bonds 97.8%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
DISPOSAL 1.2%
Maryland Environmental Service Revenue Bonds Mid Shore II Regional Landfill Series 2011 11/01/24	5.000%	1,030,000	1,177,568
HIGHER EDUCATION 4.3%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds Maryland Institute College of Art Series 2012 06/01/29	5.000%	1,000,000	1,129,460
Notre Dame of Maryland University Series 2012 10/01/32	5.000%	1,000,000	1,124,970
Montgomery County Authority Refunding Revenue Bonds Series 2014 05/01/27	5.000%	500,000	599,630
Morgan State University Refunding Revenue Bonds Series 2012 07/01/30	5.000%	150,000	172,862
University System of Maryland Refunding Revenue Bonds Series 2015A 04/01/24	5.000%	1,000,000	1,241,420
Total			4,268,342
HOSPITAL 15.4%
Maryland Health & Higher Educational Facilities Authority Refunding Revenue Bonds Anne Arundel Health System Series 2014 07/01/29	5.000%	750,000	879,202
MedStar Health, Inc. Series 2015 08/15/33	5.000%	500,000	578,845
Mercy Medical Center Series 2016A 07/01/32	5.000%	600,000	700,572
Meritus Medical Center Issue Series 2015 07/01/27	5.000%	1,000,000	1,178,770
Peninsula Regional Medical Center Series 2015 07/01/32	5.000%	1,000,000	1,168,840
07/01/34	5.000%	1,000,000	1,162,040
University of Maryland Medical System Series 2015 07/01/28	5.000%	500,000	605,080

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Western Maryland Health System Series 2014 07/01/34	5.250%	1,500,000	1,724,025
Revenue Bonds Carroll Hospital Series 2012A 07/01/26	5.000%	1,210,000	1,409,892
07/01/27	5.000%	1,000,000	1,160,240
Johns Hopkins Health System Series 2012 07/01/28	5.000%	1,000,000	1,157,040
Johns Hopkins Health System Series 2013C 05/15/33	5.000%	1,500,000	1,734,705
MedStar Health Series 2011 08/15/22	5.000%	1,620,000	1,889,730
Total			15,348,981
INVESTOR OWNED 2.8%
Maryland Economic Development Corp. Refunding Revenue Bonds Potomac Series 2009 09/01/22	6.200%	2,500,000	2,785,200
LOCAL APPROPRIATION 1.5%
Howard County Housing Commission Revenue Bonds Roger Carter Recreation Center Project Series 2011 06/01/26	5.000%	585,000	666,467
Maryland State Transportation Authority Refunding Revenue Bonds Metrorail Parking Projects Series 2014 07/01/23	4.000%	750,000	852,150
Total			1,518,617
LOCAL GENERAL OBLIGATION 14.8%
City of Baltimore Unlimited General Obligation Bonds Consolidated Public Improvement Series 2008A (AGM) 10/15/22	5.000%	2,000,000	2,157,800
County of Anne Arundel Limited General Obligation Bonds Consolidated General Improvement Series 2015 04/01/27	5.000%	1,500,000	1,868,355
Consolidated General Improvements Series 2014 04/01/25	5.000%	1,250,000	1,546,375
Series 2016 10/01/28	5.000%	765,000	947,682

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
5

COLUMBIA AMT-FREE MARYLAND INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Limited General Obligation Refunding Bonds Consolidated General Improvement Series 2015 04/01/26	5.000%	1,000,000	1,254,220
County of Frederick Unlimited General Obligation Bonds Public Facilities Series 2016A 08/01/27	5.000%	1,000,000	1,283,850
Unlimited General Obligation Refunding Bonds Public Facilities Series 2006 11/01/18	5.250%	2,005,000	2,178,453
11/01/21	5.250%	2,500,000	2,984,100
County of Prince George's Limited General Obligation Refunding & Public Improvement Bonds Consolidated Series 2011B 09/15/20	5.000%	500,000	574,285
Total			14,795,120
MULTI-FAMILY 6.3%
Howard County Housing Commission Revenue Bonds Gateway Village Apartments Series 2016 06/01/31	4.000%	870,000	938,965
General Capital Improvement Program Series 2015 06/01/32	4.000%	750,000	791,820
Maryland Economic Development Corp. Refunding Revenue Bonds Morgan State University Project Senior Series 2012 07/01/20	4.000%	550,000	587,081
University of Maryland Baltimore County Student Housing Series 2016 (AGM) 07/01/30	5.000%	725,000	888,140
University of Maryland College Park Student Housing Series 2016 (AGM) 06/01/30	5.000%	875,000	1,070,396
Revenue Bonds Salisbury University Project Series 2012 06/01/27	5.000%	1,100,000	1,220,054
Towson University Project Senior Series 2012 07/01/27	5.000%	700,000	798,266
Total			6,294,722
Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
MUNICIPAL POWER 0.3%
Guam Power Authority Refunding Revenue Bonds Series 2012A (AGM)(a) 10/01/24	5.000%	220,000	258,227
OTHER BOND ISSUE 2.3%
County of Montgomery Revenue Bonds Department of Liquor Control Series 2009A 04/01/22	5.000%	2,055,000	2,234,915
Maryland Community Development Administration Revenue Bonds Capital Fund Securitization Series 2003 (AGM) 07/01/21	4.400%	45,000	45,113
Total			2,280,028
OTHER INDUSTRIAL DEVELOPMENT BOND 0.8%
Maryland Economic Development Corp. Refunding Revenue Bonds CNX Marine Terminals, Inc. Series 2010 09/01/25	5.750%	800,000	811,752
POOL / BOND BANK 1.1%
Maryland Water Quality Financing Administration Revolving Loan Fund Revenue Bonds Series 2008A 03/01/23	5.000%	1,000,000	1,053,000
REFUNDED / ESCROWED 5.1%
City of Baltimore Prerefunded 07/01/18 Revenue Bonds Wastewater Projects Series 2008A (AGM) 07/01/21	5.000%	1,250,000	1,335,650
Revenue Bonds Water Project Series 1994A Escrowed to Maturity (FGIC) 07/01/24	5.000%	1,400,000	1,674,708
State of Maryland Department of Transportation Prerefunded 02/15/18 Revenue Bonds Series 2008 02/15/22	5.000%	2,000,000	2,106,280
Total			5,116,638

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
6

COLUMBIA AMT-FREE MARYLAND INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
RETIREMENT COMMUNITIES 8.1%
City of Gaithersburg Refunding Revenue Bonds Asbury Obligation Group Series 2009B 01/01/23	6.000%	1,250,000	1,385,975
County of Baltimore Revenue Bonds Oak Crest Village, Inc. Facility Series 2007A 01/01/22	5.000%	1,045,000	1,051,939
01/01/27	5.000%	2,000,000	2,011,560
County of Baltimore(b) Refunding Revenue Bonds Oak Crest Village, Inc. Series 2016 01/01/29	5.000%	500,000	585,665
Maryland Health & Higher Educational Facilities Authority Revenue Bonds Charlestown Community Series 2010 01/01/30	6.125%	735,000	848,917
King Farm Presbyterian Community Series 2007A 01/01/27	5.250%	1,000,000	993,710
Maryland Health & Higher Educational Facilities Authority(b) Refunding Revenue Bonds Charlestown Community Series 2016A 01/01/28	5.000%	1,000,000	1,188,830
Total			8,066,596
SINGLE FAMILY 0.6%
Maryland Community Development Administration Housing Revenue Bonds Series 2016 03/01/36	3.250%	600,000	612,114
SPECIAL NON PROPERTY TAX 8.3%
Maryland Stadium Authority Revenue Bonds Baltimore City Public Schools Series 2016 05/01/29	5.000%	2,470,000	3,044,942
05/01/30	5.000%	1,750,000	2,139,462
State of Maryland Department of Transportation Revenue Bonds 3rd Series 2015 12/15/26	4.000%	1,000,000	1,150,290
Series 2009 06/15/21	4.000%	1,495,000	1,607,559

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Territory of Guam Revenue Bonds Series 2011A(a) 01/01/31	5.000%	350,000	382,032
Total			8,324,285
SPECIAL PROPERTY TAX 4.8%
Anne Arundel County Consolidated District Special Tax Refunding Bonds Villages of Dorchester & Farmington Series 2013 07/01/23	5.000%	225,000	267,626
07/01/24	5.000%	500,000	602,175
City of Baltimore Refunding Tax Allocation Bonds Consolidated Tax Projects Series 2015 06/15/27	5.000%	520,000	601,037
County of Frederick Special Tax Bonds Urbana Community Development Authority Series 2010A 07/01/25	5.000%	2,500,000	2,805,750
County of Montgomery Refunding Special Tax Bonds West Germantown Development District Series 2014 07/01/25	4.000%	485,000	546,280
Total			4,822,868
STATE APPROPRIATED 3.1%
Maryland Economic Development Corp. Refunding Revenue Bonds Department of Transportation Headquarters Series 2010 06/01/22	4.500%	2,675,000	3,117,418
STATE GENERAL OBLIGATION 5.5%
State of Maryland Unlimited General Obligation Bonds 1st Series 2016 06/01/31	3.000%	1,000,000	1,022,510
Series 2015A 03/01/27	4.000%	1,500,000	1,707,120
State & Local Facilities-Capital Improvement 1st Series 2003A 03/01/17	5.250%	1,500,000	1,523,070
Unlimited General Obligation Refunding Bonds Series 2015B 08/01/24	4.000%	1,000,000	1,178,710
Total			5,431,410

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE MARYLAND INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
TRANSPORTATION 3.3%
Washington Metropolitan Area Transit Authority Revenue Bonds Transit Series 2009 07/01/23	5.250%	3,000,000	3,305,790
TURNPIKE / BRIDGE / TOLL ROAD 2.2%
Maryland State Transportation Authority Revenue Bonds Series 2009A 07/01/22	5.000%	2,000,000	2,209,140
WATER & SEWER 6.0%
City of Baltimore Subordinated Revenue Bonds Series 2014A 07/01/32	5.000%	1,000,000	1,181,990

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Maryland Water Quality Financing Administration Revolving Loan Fund Revenue Bonds Series 2008 03/01/21	5.000%	2,500,000	2,631,800
Washington Suburban Sanitary Commission Unlimited General Obligation Bonds Consolidated Public Improvement Series 2016 06/01/29	3.000%	1,000,000	1,060,700
Unlimited General Obligation Refunding & Public Improvement Bonds Series 2009 06/01/21	4.000%	1,000,000	1,074,720
Total			5,949,210
Total Municipal Bonds (Cost: $92,537,215)			97,547,026
Total Investments (Cost: $92,537,215)			97,547,026
Other Assets & Liabilities, Net			2,214,061
Net Assets			99,761,087

Notes to Portfolio of Investments

(a)  Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At October 31, 2016, the value of these securities amounted to $640,259 or 0.64% of net assets.

(b)  Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

Abbreviation Legend

AGM  Assured Guaranty Municipal Corporation

FGIC  Financial Guaranty Insurance Company

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE MARYLAND INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Fair Value Measurements (continued)

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at October 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Municipal Bonds	—	97,547,026	—	97,547,026
Total Investments	—	97,547,026	—	97,547,026

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA AMT-FREE MARYLAND INTERMEDIATE MUNI BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2016 (Unaudited)

Assets
Investments, at value
(identified cost $92,537,215)	$97,547,026
Cash	3,061,300
Receivable for:
Capital shares sold	55,610
Interest	1,263,999
Expense reimbursement due from Investment Manager	1,267
Prepaid expenses	2,460
Other assets	3,408
Total assets	101,935,070
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	1,774,440
Capital shares purchased	11,032
Dividend distributions to shareholders	221,191
Management services fees	3,840
Distribution and/or service fees	602
Transfer agent fees	11,063
Compensation of board members	121,760
Chief compliance officer expenses	5
Other expenses	30,050
Total liabilities	2,173,983
Net assets applicable to outstanding capital stock	$99,761,087
Represented by
Paid-in capital	$95,949,891
Undistributed net investment income	238,451
Accumulated net realized loss	(1,437,066)
Unrealized appreciation (depreciation) on:
Investments	5,009,811
Total — representing net assets applicable to outstanding capital stock	$99,761,087

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE MARYLAND INTERMEDIATE MUNI BOND FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

October 31, 2016 (Unaudited)

Class A
Net assets	$18,035,060
Shares outstanding	1,669,180
Net asset value per share	$10.80
Maximum offering price per share(a)	$11.13
Class B
Net assets	$42,928
Shares outstanding	3,970
Net asset value per share	$10.81
Class C
Net assets	$2,808,629
Shares outstanding	259,925
Net asset value per share	$10.81
Class R4
Net assets	$10,107
Shares outstanding	936
Net asset value per share	$10.80
Class Z
Net assets	$78,864,363
Shares outstanding	7,298,180
Net asset value per share	$10.81

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 3.00%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE MARYLAND INTERMEDIATE MUNI BOND FUND

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2016 (Unaudited)

Net investment income
Income:
Interest	$1,628,501
Total income	1,628,501
Expenses:
Management services fees	234,745
Distribution and/or service fees
Class A	22,905
Class B	219
Class C	13,946
Transfer agent fees
Class A	16,340
Class B	40
Class C	2,484
Class R4	9
Class Z	70,140
Compensation of board members	13,577
Custodian fees	868
Printing and postage fees	12,208
Registration fees	14,789
Audit fees	14,915
Legal fees	4,537
Chief compliance officer expenses	5
Other	5,218
Total expenses	426,945
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(109,311)
Total net expenses	317,634
Net investment income	1,310,867
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	100,282
Net realized gain	100,282
Net change in unrealized appreciation (depreciation) on:
Investments	(1,046,448)
Net change in unrealized depreciation	(1,046,448)
Net realized and unrealized loss	(946,166)
Net increase in net assets resulting from operations	$364,701

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE MARYLAND INTERMEDIATE MUNI BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2016 (Unaudited)	Year Ended April 30, 2016
Operations
Net investment income	$1,310,867	$2,556,613
Net realized gain	100,282	398,814
Net change in unrealized appreciation (depreciation)	(1,046,448)	387,379
Net increase in net assets resulting from operations	364,701	3,342,806
Distributions to shareholders
Net investment income
Class A	(223,089)	(509,670)
Class B	(369)	(872)
Class C	(23,503)	(52,436)
Class R4	(139)	(299)
Class Z	(1,056,830)	(2,000,211)
Total distributions to shareholders	(1,303,930)	(2,563,488)
Increase in net assets from capital stock activity	7,242,750	1,205,609
Total increase in net assets	6,303,521	1,984,927
Net assets at beginning of period	93,457,566	91,472,639
Net assets at end of period	$99,761,087	$93,457,566
Undistributed net investment income	$238,451	$231,514

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA AMT-FREE MARYLAND INTERMEDIATE MUNI BOND FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	65,594	717,546	177,165	1,913,094
Distributions reinvested	8,881	97,091	19,394	209,164
Redemptions	(89,367)	(979,720)	(418,028)	(4,500,332)
Net decrease	(14,892)	(165,083)	(221,469)	(2,378,074)
Class B shares
Subscriptions	8	85	958	10,278
Distributions reinvested	18	197	41	441
Redemptions(a)	(1)	(11)	(742)	(7,941)
Net increase	25	271	257	2,778
Class C shares
Subscriptions	25,789	283,121	15,273	164,372
Distributions reinvested	1,689	18,465	3,810	41,089
Redemptions	(9,476)	(103,112)	(35,889)	(386,679)
Net increase (decrease)	18,002	198,474	(16,806)	(181,218)
Class Z shares
Subscriptions	1,049,870	11,487,089	1,554,156	16,771,673
Distributions reinvested	8,147	89,099	16,949	182,824
Redemptions	(399,762)	(4,367,100)	(1,225,516)	(13,192,374)
Net increase	658,255	7,209,088	345,589	3,762,123
Total net increase	661,390	7,242,750	107,571	1,205,609

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE MARYLAND INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended October 31, 2016		Year Ended April 30,										Year Ended March 31,
Class A	(Unaudited)		2016		2015		2014		2013		2012(a)		2012
Per share data
Net asset value, beginning of period	$10.90		$10.81		$10.80		$11.14		$11.05		$10.96		$10.41
Income from investment operations:
Net investment income	0.14		0.29		0.31		0.32		0.30		0.03		0.33
Net realized and unrealized gain (loss)	(0.11)		0.09		0.01		(0.34)		0.09		0.09		0.55
Total from investment operations	0.03		0.38		0.32		(0.02)		0.39		0.12		0.88
Less distributions to shareholders:
Net investment income	(0.13)		(0.29)		(0.31)		(0.32)		(0.30)		(0.03)		(0.33)
Total distributions to shareholders	(0.13)		(0.29)		(0.31)		(0.32)		(0.30)		(0.03)		(0.33)
Net asset value, end of period	$10.80		$10.90		$10.81		$10.80		$11.14		$11.05		$10.96
Total return	0.31%		3.60%		3.00%		(0.16%)		3.58%		1.05%		8.55%
Ratios to average net assets(b)
Total gross expenses	1.03	%(c)	1.04%		1.04%		1.05%		1.01%		1.05	%(c)	1.03%
Total net expenses(d)	0.81	%(c)	0.81	%(e)	0.81	%(e)	0.81	%(e)	0.81	%(e)	0.80	%(c)	0.80	%(e)
Net investment income	2.44	%(c)	2.72%		2.87%		2.94%		2.72%		2.83	%(c)	3.07%
Supplemental data
Net assets, end of period (in thousands)	$18,035		$18,362		$20,593		$20,973		$23,767		$24,781		$24,708
Portfolio turnover	4%		13%		10%		2%		15%		1%		7%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA AMT-FREE MARYLAND INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2016		Year Ended April 30,										Year Ended March 31,
Class B	(Unaudited)		2016		2015		2014		2013		2012(a)		2012
Per share data
Net asset value, beginning of period	$10.91		$10.82		$10.81		$11.15		$11.06		$10.97		$10.42
Income from investment operations:
Net investment income	0.09		0.21		0.23		0.23		0.22		0.02		0.25
Net realized and unrealized gain (loss)	(0.10)		0.09		0.01		(0.34)		0.09		0.09		0.55
Total from investment operations	(0.01)		0.30		0.24		(0.11)		0.31		0.11		0.80
Less distributions to shareholders:
Net investment income	(0.09)		(0.21)		(0.23)		(0.23)		(0.22)		(0.02)		(0.25)
Total distributions to shareholders	(0.09)		(0.21)		(0.23)		(0.23)		(0.22)		(0.02)		(0.25)
Net asset value, end of period	$10.81		$10.91		$10.82		$10.81		$11.15		$11.06		$10.97
Total return	(0.07%)		2.83%		2.22%		(0.90%)		2.81%		0.99%		7.73%
Ratios to average net assets(b)
Total gross expenses	1.78	%(c)	1.79%		1.79%		1.79%		1.75%		1.80	%(c)	1.81%
Total net expenses(d)	1.56	%(c)	1.56	%(e)	1.56	%(e)	1.56	%(e)	1.56	%(e)	1.55	%(c)	1.55	%(e)
Net investment income	1.69	%(c)	1.97%		2.13%		2.18%		1.96%		2.08	%(c)	2.34%
Supplemental data
Net assets, end of period (in thousands)	$43		$43		$40		$93		$119		$166		$164
Portfolio turnover	4%		13%		10%		2%		15%		1%		7%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA AMT-FREE MARYLAND INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2016		Year Ended April 30,										Year Ended March 31,
Class C	(Unaudited)		2016		2015		2014		2013		2012(a)		2012
Per share data
Net asset value, beginning of period	$10.90		$10.81		$10.80		$11.14		$11.05		$10.96		$10.41
Income from investment operations:
Net investment income	0.09		0.21		0.23		0.24		0.22		0.02		0.25
Net realized and unrealized gain (loss)	(0.09)		0.09		0.01		(0.34)		0.09		0.09		0.55
Total from investment operations	—		0.30		0.24		(0.10)		0.31		0.11		0.80
Less distributions to shareholders:
Net investment income	(0.09)		(0.21)		(0.23)		(0.24)		(0.22)		(0.02)		(0.25)
Total distributions to shareholders	(0.09)		(0.21)		(0.23)		(0.24)		(0.22)		(0.02)		(0.25)
Net asset value, end of period	$10.81		$10.90		$10.81		$10.80		$11.14		$11.05		$10.96
Total return	0.02%		2.83%		2.23%		(0.90%)		2.81%		0.99%		7.74%
Ratios to average net assets(b)
Total gross expenses	1.78	%(c)	1.79%		1.79%		1.80%		1.76%		1.80	%(c)	1.78%
Total net expenses(d)	1.56	%(c)	1.56	%(e)	1.56	%(e)	1.56	%(e)	1.56	%(e)	1.55	%(c)	1.55	%(e)
Net investment income	1.69	%(c)	1.97%		2.11%		2.19%		1.96%		2.09	%(c)	2.33%
Supplemental data
Net assets, end of period (in thousands)	$2,809		$2,638		$2,796		$2,666		$2,939		$2,822		$2,838
Portfolio turnover	4%		13%		10%		2%		15%		1%		7%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA AMT-FREE MARYLAND INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2016		Year Ended April 30,
Class R4	(Unaudited)		2016		2015		2014		2013(a)
Per share data
Net asset value, beginning of period	$10.90		$10.81		$10.80		$11.14		$11.06
Income from investment operations:
Net investment income	0.15		0.32		0.34		0.34		0.04
Net realized and unrealized gain (loss)	(0.10)		0.09		0.01		(0.34)		0.08
Total from investment operations	0.05		0.41		0.35		—		0.12
Less distributions to shareholders:
Net investment income	(0.15)		(0.32)		(0.34)		(0.34)		(0.04)
Total distributions to shareholders	(0.15)		(0.32)		(0.34)		(0.34)		(0.04)
Net asset value, end of period	$10.80		$10.90		$10.81		$10.80		$11.14
Total return	0.43%		3.86%		3.25%		0.08%		1.06%
Ratios to average net assets(b)
Total gross expenses	0.77	%(c)	0.77%		0.78%		0.81%		0.71	%(c)
Total net expenses(d)	0.56	%(c)	0.56	%(e)	0.56	%(e)	0.56	%(e)	0.55	%(c)
Net investment income	2.69	%(c)	2.97%		3.12%		3.24%		2.97	%(c)
Supplemental data
Net assets, end of period (in thousands)	$10		$10		$10		$10		$3
Portfolio turnover	4%		13%		10%		2%		15%

Notes to Financial Highlights

(a)  Based on operations from March 19, 2013 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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18

COLUMBIA AMT-FREE MARYLAND INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2016		Year Ended April 30,										Year Ended March 31,
Class Z	(Unaudited)		2016		2015		2014		2013		2012(a)		2012
Per share data
Net asset value, beginning of period	$10.90		$10.81		$10.80		$11.14		$11.05		$10.96		$10.41
Income from investment operations:
Net investment income	0.15		0.32		0.34		0.34		0.33		0.03		0.36
Net realized and unrealized gain (loss)	(0.09)		0.09		0.01		(0.34)		0.09		0.09		0.55
Total from investment operations	0.06		0.41		0.35		—		0.42		0.12		0.91
Less distributions to shareholders:
Net investment income	(0.15)		(0.32)		(0.34)		(0.34)		(0.33)		(0.03)		(0.36)
Total distributions to shareholders	(0.15)		(0.32)		(0.34)		(0.34)		(0.33)		(0.03)		(0.36)
Net asset value, end of period	$10.81		$10.90		$10.81		$10.80		$11.14		$11.05		$10.96
Total return	0.53%		3.86%		3.26%		0.09%		3.84%		1.07%		8.82%
Ratios to average net assets(b)
Total gross expenses	0.78	%(c)	0.79%		0.79%		0.79%		0.76%		0.80	%(c)	0.77%
Total net expenses(d)	0.56	%(c)	0.56	%(e)	0.56	%(e)	0.56	%(e)	0.56	%(e)	0.55	%(c)	0.55	%(e)
Net investment income	2.69	%(c)	2.97%		3.12%		3.17%		2.96%		3.07	%(c)	3.31%
Supplemental data
Net assets, end of period (in thousands)	$78,864		$72,405		$68,033		$63,765		$110,105		$110,126		$109,482
Portfolio turnover	4%		13%		10%		2%		15%		1%		7%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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19

COLUMBIA AMT-FREE MARYLAND INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS

October 31, 2016 (Unaudited)

Note 1. Organization

Columbia AMT-Free Maryland Intermediate Muni Bond Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class R4 and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. In addition, Class A shares purchased on or after February 19, 2015 are subject to a contingent deferred sales charge (CDSC) of 0.75% on certain investments of $500,000 or more if redeemed within 12 months after purchase.

Class B shares may be subject to a maximum CDSC of 3.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use

Semiannual Report 2016
20

COLUMBIA AMT-FREE MARYLAND INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016 (Unaudited)

assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt and taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Investment Company Reporting Modernization

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced

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21

COLUMBIA AMT-FREE MARYLAND INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016 (Unaudited)

disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.

Note 3. Fees and Other Transactions with Affiliates

Management Services Fees

The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.47% to 0.31% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended October 31, 2016 was 0.47% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, prior to October 1, 2016, the Transfer Agent also received sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). Effective October 1, 2016, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts up to the lesser of the amount charged by the servicing agent or a cap established by the Board from time to time.

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.

For the six months ended October 31, 2016, the Fund's annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.18%
Class B	0.18
Class C	0.18
Class R4	0.18
Class Z	0.18

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance

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22

COLUMBIA AMT-FREE MARYLAND INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016 (Unaudited)

fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2016, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B and Class C shares of the Fund and a monthly distribution fee at the maximum annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares of the Fund.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $7,708 for Class A, $0 for Class B and $0 for Class C shares for the six months ended October 31, 2016.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Fee Rates Contractual Through August 31, 2017
Class A	0.81%
Class B	1.56
Class C	1.56
Class R4	0.56
Class Z	0.56

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At October 31, 2016, the cost of investments for federal income tax purposes was approximately $92,537,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$5,169,000
Unrealized depreciation	(159,000)
Net unrealized appreciation	$5,010,000

The following capital loss carryforwards, determined as of April 30, 2016, may be available to reduce taxable

Semiannual Report 2016
23

COLUMBIA AMT-FREE MARYLAND INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016 (Unaudited)

income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2017	1,537,348

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $13,884,042 and $3,488,894, respectively, for the six months ended October 31, 2016. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Line of Credit

The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended October 31, 2016.

Note 7. Significant Risks

Shareholder Concentration Risk

At October 31, 2016, one unaffiliated shareholder of record owned 82.5% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund's portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund's performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund's investments. The Fund may have to accept a lower selling price for the holding, sell other investments,

Semiannual Report 2016
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COLUMBIA AMT-FREE MARYLAND INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016 (Unaudited)

or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Geographic Concentration Risk

Because the Fund invests substantially in municipal securities issued by the state identified in the Fund's name and political sub-divisions of that state, the Fund will be particularly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state's financial, economic or other condition and prospects. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal and other securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Note 8. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 9. Information Regarding Pending and Settled Legal Proceedings

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2016
25

COLUMBIA AMT-FREE MARYLAND INTERMEDIATE MUNI BOND FUND

APPROVAL OF MANAGEMENT AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia AMT-Free Maryland Intermediate Muni Bond Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March and April 2016, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented in February, March and April were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, the Chair of the Board and/or the Chair of the Contracts Committee, and the final materials were revised to contain information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Management Agreement.

The Board, at its June 13-15, 2016 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of management agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

Nature, Extent and Quality of Services Provided by Columbia Threadneedle

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Threadneedle, as well as its organization, expertise, resources and capabilities.

The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, the relatively recent change in the leadership of equity department oversight, improvements in technology research and the use of research analysts' model portfolios to highlight best ideas and improve implementation. The Independent Trustees further noted the restructured investment risk management department and its additional resources, including the new head of multi-asset investment risk. They also observed the relatively recent 5P leadership transition, and the additional staff and resources dedicated to the 5P team. The Board also noted the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle's ability to attract and retain key portfolio management personnel.

In connection with the Board's evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2015 in the performance of administrative services, and noted the various enhancements anticipated for 2016. In evaluating the quality of services provided under the Management Agreement, the Independent Trustees also took into account the organization and strength of the Fund's and its service providers' compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity's ability to carry out its responsibilities under the

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COLUMBIA AMT-FREE MARYLAND INTERMEDIATE MUNI BOND FUND

APPROVAL OF MANAGEMENT AGREEMENT (continued)

Management Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet.

The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance was appropriate in light of the particular management style involved and the particular market environment.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Threadneedle and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Threadneedle's profitability.

The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in its analysis of the Funds' performance and expenses, the reasonableness of the Funds' fee rates, the reasonableness of Columbia Threadneedle's profitability, and JDL's conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the comparison universe of the Fund). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer universe's median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board took into account JDL's conclusion that 2015 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2015 the Board had concluded that 2014 profitability was reasonable and that Columbia Threadneedle generated 2015 profitability that only slightly exceeded 2014 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that

Semiannual Report 2016
27

COLUMBIA AMT-FREE MARYLAND INTERMEDIATE MUNI BOND FUND

APPROVAL OF MANAGEMENT AGREEMENT (continued)

the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 15, 2016, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

Semiannual Report 2016
28

COLUMBIA AMT-FREE MARYLAND INTERMEDIATE MUNI BOND FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016
29

Columbia AMT-Free Maryland Intermediate Muni Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

investor.columbiathreadneedleus.com

SAR190_04_F01_(12/16)

SEMIANNUAL REPORT

October 31, 2016

COLUMBIA SHORT TERM MUNICIPAL BOND FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $460 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 13th largest manager of long-term mutual fund assets in the U.S.** and the 4th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams' investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

  *  In U.S. dollars as of June 30, 2016. Source: Ameriprise Q2 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle group of companies. Contact us for more current data.

  **  Source: ICI as of June 30, 2016 for Columbia Management Investment Advisers, LLC.

  ***  Source: Investment Association as of March 2016 for Threadneedle Asset Management Limited.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

PRESIDENT'S MESSAGE

Dear Shareholders,

While emotions have run high following the outcome of the U.S. Presidential election, it remains unclear how the Trump presidency will unfold in terms of policy. We have a sense of the priorities espoused by the president-elect over the past eighteen months, but campaign priorities are not always realized and are often never pursued. What seems certain is that, while some investors have already priced expectations into the market, others have retreated, preferring instead a wait and see approach. The outcome of such behaviors appears to have created conditions ripe for ongoing market volatility.

While volatility in the financial markets can be stressful, volatility itself is not a new phenomenon. Other factors that have been at the root cause of recent volatility include uncertainty following the United Kingdom's vote to exit the European Union (Brexit), speculation around the Federal Reserve's decision to increase interest rates, divergent central bank policy and geopolitical unrest. The point is, financial markets have fluctuated for years and may be expected to continue to fluctuate — sometimes wildly. If anything, such volatility seems to be the new normal, perhaps exacerbated by access to information and development of technological tools which have enabled investors to react rapidly to real and perceived change. So what can you do?

Position your portfolio for the reality of market volatility

That there is a historical precedent for market volatility, or even an acceptance that it may persist, offers little comfort. A measured and strategic approach remains the best strategy for investors to stay on track in achieving their investment goals.

Step 1: Review your investment goals

Take this opportunity to review your investment goals and the strategies you are pursuing to achieve those goals in order to remain focused on what's important to you. It is entirely possible that your goals have changed in response either to your life situation or to changes in the market. Accept what you can't control — volatility, and focus on what you can — your investment goals and strategies.

Step 2: Reassess your risk tolerance

Sit down with your financial advisor to discuss your investment goals and strategies, as well as any changes to your tolerance for risk. Consider your investment horizon. Increased market volatility and a new investment horizon may impact the strategies that can best help you achieve your investment goals. Remember, achieving your investment goals may require a certain amount of risk. Ultimately, you must maintain vigilance in reassessing your risk tolerance and the strategies you have selected in pursuit of your investment goals, and awareness of how those strategies may react to market volatility.

Step 3: Remain calm and focus on your long-term plan

Remember, investing is about the long game. Short term events are not necessarily evidence of a longer term reality. Investors who attempt to time the market too often end up reacting to a down turn by selling low and then compounding the problem by waiting on the sidelines, ultimately missing the right opportunity to reinvest.

As long as there is a market, there will be volatility. How you respond to that volatility can make a big difference in the measure of your success as an investor. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for the reality of ongoing volatility and, perhaps, even turn such volatility into investment opportunity.

Best regards,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2016

COLUMBIA SHORT TERM MUNICIPAL BOND FUND

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Performance Overview	3
Portfolio Overview	4
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	23
Statement of Operations	25
Statement of Changes in Net Assets	26
Financial Highlights	28
Notes to Financial Statements	34
Approval of Management Agreement	42
Important Information About This Report	45

Semiannual Report 2016

COLUMBIA SHORT TERM MUNICIPAL BOND FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Short Term Municipal Bond Fund (the Fund) Class A shares returned 0.01% excluding sales charges for the six-month period that ended October 31, 2016. Class Z shares of the Fund returned 0.14% for the same six months.

■  The Fund's benchmark, the Bloomberg Barclays 1-3 Year Municipal Bond Index, returned 0.08% for the same time period.

Average Annual Total Returns (%) (for period ended October 31, 2016)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	11/02/93
Excluding sales charges		0.01	0.39	0.66	1.78
Including sales charges		-1.03	-0.65	0.45	1.68
Class B	10/12/93	-0.36	-0.36	-0.09	1.02
Class C	05/19/94
Excluding sales charges		-0.36	-0.36	-0.11	1.02
Including sales charges		-1.35	-1.35	-0.11	1.02
Class R4*	03/19/13	0.14	0.65	0.91	2.03
Class R5*	11/08/12	0.29	0.75	1.00	2.08
Class Z	10/07/93	0.14	0.65	0.91	2.03
Bloomberg Barclays 1-3 Year Municipal Bond Index		0.08	0.51	0.96	2.22

Returns for Class A are shown with and without the maximum initial sales charge of 1.00%. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

The Bloomberg Barclays 1-3 Year Municipal Bond Index is an unmanaged index which consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to three years.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016

COLUMBIA SHORT TERM MUNICIPAL BOND FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Management

Catherine Stienstra

Anders Myhran, CFA

Top Ten States/Territories (%) (at October 31, 2016)
New York	24.3
Illinois	16.9
New Jersey	7.5
Texas	5.2
Pennsylvania	4.9
California	4.2
Connecticut	3.3
Florida	3.2
Washington	2.8
Kentucky	2.8

Percentages indicated are based upon total investments (excluding short term cash equivalents).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Quality Breakdown (%) (at October 31, 2016)
AAA rating	4.0
AA rating	32.3
A rating	32.9
BBB rating	12.2
BB rating	1.4
Not rated	17.2
Total	100.0

Percentages indicated are based upon total fixed income investments.

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated." Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

Semiannual Report 2016

COLUMBIA SHORT TERM MUNICIPAL BOND FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

May 1, 2016 – October 31, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,000.10	1,021.74	3.60	3.64	0.71
Class B	1,000.00	1,000.00	996.40	1,017.94	7.39	7.47	1.46
Class C	1,000.00	1,000.00	996.40	1,017.94	7.39	7.47	1.46
Class R4	1,000.00	1,000.00	1,001.40	1,022.96	2.38	2.41	0.47
Class R5	1,000.00	1,000.00	1,002.90	1,023.52	1.83	1.85	0.36
Class Z	1,000.00	1,000.00	1,001.40	1,023.01	2.33	2.36	0.46

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2016

COLUMBIA SHORT TERM MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

October 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal Bonds 84.2%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
ALABAMA 1.3%
Alabama 21st Century Authority Revenue Bonds Series 2012A 06/01/18	5.000%	1,250,000	1,324,462
Alabama Federal Aid Highway Finance Authority Revenue Bonds Grant Anticipation - GARVEE Series 2012 09/01/20	5.000%	2,210,000	2,519,776
Alabama Public School & College Authority Refunding Revenue Bonds Pool Series 2012A 03/01/18	5.000%	7,510,000	7,920,872
City of Birmingham Limited General Obligation Refunding Notes Series 2016A 04/01/18	5.000%	6,045,000	6,395,308
Industrial Development Board of the City of Mobile Revenue Bonds Alabama Power Co.-Barry Plant Series 2015 07/15/34	1.625%	3,250,000	3,273,010
Total			21,433,428
ALASKA 0.5%
Alaska Railroad Corp. Refunding Revenue Bonds Sections 5307 & 5337 Series 2015 08/01/18	5.000%	4,500,000	4,781,655
Municipality of Anchorage Unlimited General Obligation Refunding Bonds General Purpose Series 2014B 09/01/19	5.000%	3,645,000	4,042,196
Total			8,823,851
ARIZONA 1.2%
Arizona Health Facilities Authority Refunding Revenue Bonds Banner Health Series 2015A 01/01/21	5.000%	2,435,000	2,803,489
Arizona School Facilities Board Certificate of Participation Series 2008 09/01/18	5.750%	5,935,000	6,443,511

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Arizona Transportation Board Refunding Revenue Bonds Series 2014 07/01/19	5.000%	4,250,000	4,695,017
City of Glendale Limited General Obligation Refunding Bonds Series 2015 (AGM) 07/01/19	4.000%	1,350,000	1,441,543
County of Maricopa Certificate of Participation Series 2015 07/01/18	5.000%	3,645,000	3,885,971
Maricopa County Industrial Development Authority Revenue Bonds Dignity Health Series 2007A 07/01/18	5.000%	1,845,000	1,893,136
Total			21,162,667
ARKANSAS 0.8%
Arkansas Development Finance Authority Refunding Revenue Bonds Baptist Health Series 2015A 12/01/17	4.000%	1,530,000	1,580,016
12/01/18	5.000%	2,640,000	2,848,032
12/01/19	5.000%	8,095,000	8,998,968
Total			13,427,016
CALIFORNIA 3.3%
Brea Redevelopment Agency Refunding Tax Allocation Bonds Redevelopment Project Series 2013 08/01/17	5.000%	950,000	980,039
08/01/18	5.000%	995,000	1,064,789
California State Public Works Board Refunding Revenue Bonds Series 2014G 01/01/19	5.000%	13,500,000	14,651,280
Revenue Bonds Various Capital Projects Series 2013I 11/01/17	5.000%	750,000	781,463
City of San Jose Airport Revenue Bonds Series 2007A (AMBAC) AMT(a) 03/01/17	5.000%	5,415,000	5,490,268
County of Los Angeles Certificate of Participation Capital Appreciation - Disney Parking Project Series 1993 (AMBAC)(b) 09/01/19	0.000%	7,650,000	7,365,190

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA SHORT TERM MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Glendale Redevelopment Agency Successor Agency Refunding Tax Allocation Bonds Central Glendale Redevelopment Subordinated Series 2013 (AGM) 12/01/16	4.000%	1,000,000	1,002,749
12/01/17	4.000%	1,235,000	1,276,879
Palomar Health Refunding Revenue Bonds Series 2016 11/01/17	3.000%	500,000	505,820
11/01/18	4.000%	875,000	910,718
11/01/19	4.000%	1,500,000	1,586,490
11/01/20	5.000%	2,235,000	2,483,152
State of California Unlimited General Obligation Bonds Various Purpose Series 2013 02/01/18	5.000%	10,000,000	10,526,600
Series 2014 10/01/18	5.000%	5,000,000	5,396,600
Unlimited General Obligation Refunding Bonds Veterans Bond Series 2015 12/01/18	1.050%	1,190,000	1,194,046
Total			55,216,083
COLORADO 0.2%
Colorado Health Facilities Authority Refunding Revenue Bonds Evangelical Lutheran Good Samaritan Society Series 2015 06/01/17	3.000%	300,000	303,357
06/01/18	3.000%	550,000	564,938
06/01/19	4.000%	900,000	955,260
E-470 Public Highway Authority Refunding Revenue Bonds Series 2015A 09/01/19	5.000%	1,000,000	1,104,830
Total			2,928,385
CONNECTICUT 2.9%
City of Bridgeport Unlimited General Obligation Refunding Bonds Series 2012B 08/15/17	5.000%	5,000,000	5,146,750
City of New Britain Unlimited General Obligation Refunding Bonds Series 2016A (BAM) 03/01/20	5.000%	1,000,000	1,117,990
03/01/21	5.000%	1,500,000	1,721,520

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Connecticut Housing Finance Authority Refunding Revenue Bonds Series 2014 11/15/44	4.000%	3,655,000	3,818,598
Subordinated Series 2016E-1 11/15/46	3.500%	10,000,000	10,650,700
Revenue Bonds Series 2014A-1 11/15/44	4.000%	3,685,000	3,919,440
Connecticut State Health & Educational Facility Authority(c) Revenue Bonds Church Home of Hartford, Inc. Series 2016 09/01/20	2.875%	700,000	699,251
09/01/21	3.250%	850,000	848,878
State of Connecticut Unlimited General Obligation Refunding Bonds Series 2014C 12/15/18	5.000%	5,200,000	5,628,220
Series 2014H 11/15/19	5.000%	13,500,000	14,975,010
Total			48,526,357
FLORIDA 3.1%
Citizens Property Insurance Corp. Revenue Bonds Senior Secured Series 2012A-1 06/01/17	5.000%	15,000,000	15,371,100
Series 2015A-1 06/01/18	5.000%	1,000,000	1,043,950
06/01/20	5.000%	3,925,000	4,369,624
City of Jacksonville Refunding Revenue Bonds Better Jacksonville Series 2012 10/01/17	5.000%	2,000,000	2,075,900
City of Tampa Revenue Bonds Baycare Health Systems Series 2010 11/15/16	5.000%	2,000,000	2,003,566
County of Broward Airport System(a) Refunding Revenue Bonds Series 2015C AMT 10/01/19	5.000%	3,000,000	3,320,730
10/01/20	5.000%	1,885,000	2,143,113
County of Lee Solid Waste System Refunding Revenue Bonds Series 2016 (NPFGC) AMT(a) 10/01/22	5.000%	1,500,000	1,750,590

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA SHORT TERM MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Miami-Dade Aviation Refunding Revenue Bonds Series 2014 AMT(a) 10/01/20	5.000%	2,000,000	2,273,860
County of Miami-Dade Seaport Department Revenue Bonds Series 2013A 10/01/19	5.000%	2,015,000	2,221,880
Florida Housing Finance Corp. Revenue Bonds Homeowner Mortgage Special Program Series 2010A (GNMA/FNMA/FHLMC) 07/01/28	5.000%	1,085,000	1,129,365
Hillsborough County Aviation Authority Refunding Revenue Bonds Tampa International Subordinated Series 2013A AMT(a) 10/01/19	5.000%	2,000,000	2,213,820
Pasco County School Board Revenue Bonds Series 2013 10/01/18	5.000%	1,000,000	1,074,350
School Board of Miami-Dade County (The) Refunding Bonds Certificate of Participation Series 2015D 02/01/20	5.000%	2,250,000	2,516,580
Refunding Certificate of Participation Series 2015A 05/01/19	5.000%	2,000,000	2,191,660
St. Johns County School Board Refunding Certificate of Participation Series 2015 07/01/19	5.000%	1,000,000	1,100,530
07/01/20	5.000%	2,000,000	2,260,260
St. Johns River Power Park Refunding Revenue Bonds Issue 2 Series 2011-23 10/01/17	5.000%	3,000,000	3,115,800
Total			52,176,678
GEORGIA 1.6%
Burke County Development Authority Refunding Revenue Bonds Georgia Power Co. Plant Vogtle Project Series 2015 10/01/32	2.350%	7,700,000	7,932,617
City of Atlanta Department of Aviation Refunding Revenue Bonds General Series 2011A 01/01/19	5.000%	4,000,000	4,342,920

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Georgia Housing & Finance Authority Refunding Revenue Bonds Single Family Mortgage Series 2016A-1 12/01/46	3.500%	4,000,000	4,249,040
Monroe County Development Authority Revenue Bonds Georgia Power Co. Plant Scherer Series 2015 10/01/48	2.350%	4,000,000	4,120,840
Peach County Development Authority Revenue Bonds USG Real Estate Foundation LLC Series 2016 10/01/18	1.200%	7,000,000	6,999,300
Total			27,644,717
ILLINOIS 16.2%
Chicago O'Hare International Airport Refunding Revenue Bonds Series 2015B 01/01/20	5.000%	3,000,000	3,345,210
01/01/21	5.000%	4,000,000	4,582,520
Revenue Bonds General 3rd Lien Series 2011B 01/01/17	5.000%	2,500,000	2,517,325
Chicago O'Hare International Airport(a) Refunding Revenue Bonds General 2nd Lien Series 2012A AMT 01/01/17	5.000%	8,000,000	8,055,440
01/01/18	5.000%	11,340,000	11,830,795
General Senior Lien Series 2012B AMT 01/01/22	5.000%	5,000,000	5,793,950
Series 2013A AMT 01/01/22	5.000%	5,675,000	6,576,133
Passenger Facility Charge Series 2012 AMT 01/01/17	5.000%	13,125,000	13,215,956
Revenue Bonds General Purpose Senior Lien Series 2013C AMT 01/01/21	5.000%	2,035,000	2,311,902
Chicago Park District Limited General Obligation Refunding Bonds Series 2015B 01/01/17	4.000%	1,000,000	1,004,500
01/01/18	4.000%	1,250,000	1,285,988
01/01/19	4.000%	1,750,000	1,836,380
Series 2015C 01/01/18	4.000%	1,500,000	1,543,185
01/01/19	4.000%	1,805,000	1,894,095

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA SHORT TERM MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Limited Tax General Obligation Refunding Bonds Series 2014D 01/01/20	5.000%	1,000,000	1,096,750
01/01/21	5.000%	1,000,000	1,121,890
Unlimited General Obligation Refunding Bonds Alternative Revenue Source Series 2015 01/01/17	4.000%	1,235,000	1,240,558
01/01/18	4.000%	1,000,000	1,028,790
Chicago Transit Authority Refunding Revenue Bonds Federal Transit Administration Section 5307 Series 2015 06/01/18	5.000%	6,000,000	6,319,200
06/01/19	5.000%	5,000,000	5,412,600
Federal Transit Administration Section 5307 Urbanized Area Formula Funds Series 2015 06/01/20	5.000%	11,250,000	12,441,375
Unrefunded Revenue Bonds Federal Transit Administration Series 2006 (AMBAC) 06/01/17	5.000%	2,875,000	2,883,596
City of Chicago Wastewater Transmission Refunding Revenue Bonds 2nd Lien Series 2001 (NPFGC) 01/01/18	5.500%	1,750,000	1,830,623
Series 2015C 01/01/18	5.000%	2,500,000	2,596,925
01/01/19	5.000%	2,810,000	3,001,417
01/01/20	5.000%	1,000,000	1,094,160
01/01/21	5.000%	1,000,000	1,116,360
City of Chicago Waterworks Refunding Revenue Bonds 2nd Lien Series 2016 11/01/18	5.000%	1,000,000	1,066,590
11/01/19	5.000%	3,000,000	3,285,870
11/01/20	5.000%	5,000,000	5,590,200
Revenue Bonds 2nd Lien Project Series 2014 11/01/18	4.000%	1,000,000	1,046,980
City of Chicago Refunding General Obligation Unlimited Bonds Project Series 2014A 01/01/20	4.000%	1,175,000	1,195,633
Series 2015 01/01/20	5.000%	1,625,000	1,701,911
Refunding Revenue Bonds Series 2009A 01/01/22	5.000%	2,090,000	2,212,056

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unlimited General Obligation Bonds Neighborhoods Alive 21 Program Series 2015 Escrowed to Maturity 01/01/17	5.000%	245,000	246,720
Series 2007D (AMBAC) 12/01/16	5.000%	2,695,000	2,700,821
Series 2008A 01/01/21	5.250%	1,465,000	1,506,533
Series 2008A (BAM/TCRS) 01/01/19	5.000%	4,000,000	4,157,920
Series 2010A 12/01/16	5.000%	2,500,000	2,505,184
Series 2015A 01/01/19	5.000%	1,300,000	1,344,460
01/01/20	5.000%	3,480,000	3,644,708
Series 2015B Escrowed to Maturity 01/01/17	5.000%	750,000	755,265
Unlimited General Obligation Funds Series 2008A 01/01/20	5.000%	8,405,000	8,609,578
Unlimited General Obligation Notes Series 2015A 01/01/21	5.000%	5,000,000	5,296,350
Unlimited General Obligation Refunding Bonds Project Series 2006A (AGM) 01/01/18	4.250%	1,350,000	1,353,578
Series 2014A 01/01/21	5.000%	4,875,000	5,163,941
Series 1996A-2 (AMBAC) 01/01/18	5.500%	4,880,000	4,970,329
Series 2003B 01/01/18	5.000%	1,500,000	1,532,235
Series 2016C 01/01/20	5.000%	1,000,000	1,047,330
01/01/21	5.000%	3,370,000	3,569,740
01/01/22	5.000%	5,000,000	5,334,650
Unrefunded Unlimited General Obligation Bonds Neighborhoods Alive 21 Program Series 2015 01/01/17	5.000%	305,000	306,171
Series 2015B 01/01/17	5.000%	950,000	953,648
City of Springfield Electric Refunding Revenue Bonds Senior Lien Series 2015 03/01/19	5.000%	2,000,000	2,169,180
03/01/20	5.000%	2,000,000	2,229,980
Cook County Community High School District No. 228 Bremen Limited General Obligation Bonds Series 2014B 12/01/16	5.000%	1,250,000	1,254,313
12/01/17	5.000%	2,000,000	2,080,240

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA SHORT TERM MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Illinois Finance Authority Refunding Revenue Bonds Advocate Health Care Series 2014 08/01/19	5.000%	600,000	662,742
Revenue Bonds Advocate Health Care Network Series 2016 11/15/22	1.375%	3,030,000	3,004,972
Ascension Health Series 2012E 11/15/42	5.000%	2,000,000	2,041,420
Illinois Finance Authority(d) Refunding Revenue Bonds Presbyterian Home Series 2016 05/01/36	1.719%	2,400,000	2,410,056
Illinois State Toll Highway Authority Refunding Revenue Bonds Series 2014A 12/01/20	5.000%	5,330,000	6,110,205
Kane Cook & DuPage Counties School District No. U-46 Elgin Unlimited General Obligation Refunding Bonds Series 2015C 01/01/19	5.000%	1,250,000	1,352,675
01/01/20	5.000%	1,500,000	1,672,605
Kane McHenry Cook & De Kalb Counties Unit School District No. 300 Unlimited General Obligation Refunding Bonds Series 2015 01/01/17	5.000%	625,000	629,281
01/01/18	5.000%	750,000	783,353
Northern Illinois Municipal Power Agency Refunding Revenue Bonds Series 2016A 12/01/22	5.000%	1,500,000	1,780,845
Regional Transportation Authority Revenue Bonds Series 2003B (NPFGC) 06/01/19	5.500%	3,945,000	4,386,406
Series 2006A (NPFGC) 07/01/18	5.000%	4,970,000	4,986,997
State of Illinois Unemployment Compensation Trust Fund Revenue Bonds Series 2012B 06/15/17	5.000%	9,000,000	9,092,610
State of Illinois Revenue Bonds Build Illinois Series 2010 06/15/19	5.000%	4,575,000	5,026,461
Series 2011 06/15/18	3.000%	4,800,000	4,948,128
Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unlimited General Obligation Bonds Series 2012 03/01/18	5.000%	4,550,000	4,723,355
Series 2013CR (AGM) 04/01/21	5.000%	7,180,000	7,878,829
Series 2014 02/01/18	4.000%	2,750,000	2,815,643
04/01/19	5.000%	5,000,000	5,288,300
Series 2016 01/01/20	5.000%	10,000,000	10,677,500
Unlimited General Obligation Notes Series 2012 09/01/17	4.000%	3,550,000	3,619,367
Unrefunded Revenue Bonds Build Illinois Series 2009B 06/15/20	5.000%	1,415,000	1,555,580
University of Illinois Refunding Certificate of Participation Series 2014C 03/15/19	5.000%	1,555,000	1,690,021
Total			272,947,088
INDIANA 0.8%
Indiana Finance Authority Refunding Revenue Bonds Indiana University Health Series 2016A 12/01/19	5.000%	1,100,000	1,230,636
Series 2008A-1 11/01/16	5.000%	2,665,000	2,665,318
Indiana Health & Educational Facilities Financing Authority Revenue Bonds Ascension Senior Credit Series 2016(e) 11/15/31	1.750%	5,000,000	4,995,150
Indiana Health Facility Financing Authority Revenue Bonds Ascension Health Subordinated Credit Group Series 2016 11/01/27	1.250%	3,935,000	3,911,705
Ivy Tech Community College of Indiana Revenue Bonds Student Fee Series 2013R-1 07/01/17	5.000%	1,000,000	1,027,930
Total			13,830,739
IOWA 0.2%
People's Memorial Hospital of Buchanan County Revenue Bonds Series 2016 12/01/18	1.500%	3,000,000	2,990,190

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA SHORT TERM MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
KENTUCKY 2.5%
City of Pikeville Revenue Bonds Pikeville College of Optometry BAN Series 2015 08/01/17	2.520%	15,000,000	15,052,500
Kentucky Public Transportation Infrastructure Authority Revenue Bonds Downtown Crossing Project BAN Subordinated Series 2013 07/01/17	5.000%	5,550,000	5,695,576
Kentucky Rural Water Finance Corp. Refunding Revenue Bonds Series 2016A 02/01/18	1.250%	6,385,000	6,393,237
Kentucky State Property & Building Commission Refunding Revenue Bonds Project #108 Series 2015B 08/01/19	5.000%	5,000,000	5,502,800
Project #112 Series 2016B 11/01/21	5.000%	6,000,000	6,973,320
Project No. 100 Series 2011A 08/01/18	5.000%	2,500,000	2,666,375
Total			42,283,808
LOUISIANA 1.0%
Louisiana State Citizens Property Insurance Corp. Refunding Revenue Bonds Series 2015 06/01/18	5.000%	2,850,000	3,021,570
Regional Transit Authority Revenue Bonds Sales Tax Series 2010 (AGM) 12/01/16	4.000%	1,000,000	1,002,566
State of Louisiana Unlimited General Obligation Bonds Series 2015 05/01/19	5.000%	9,250,000	10,125,143
Series 2015B 05/01/19	5.000%	2,530,000	2,769,363
Total			16,918,642
MAINE 0.3%
Maine State Housing Authority Revenue Bonds Series 2016B-1 11/15/46	3.500%	4,740,000	5,033,927

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
MARYLAND 1.4%
County of Charles Unlimited General Obligation Refunding Bonds Consolidated Public Improvement Series 2012 03/01/18	5.000%	4,395,000	4,638,483
Maryland Health & Higher Educational Facilities Authority Refunding Revenue Bonds Meritus Medical Center Issue Series 2015 07/01/17	5.000%	400,000	410,788
07/01/18	5.000%	305,000	324,587
07/01/19	5.000%	500,000	548,880
State of Maryland Unlimited General Obligation Bonds 1st Series 2014A 03/01/19	5.000%	6,465,000	7,074,068
Series 2011B 08/01/18	5.000%	6,000,000	6,432,960
University System of Maryland Revenue Bonds Series 2012C 04/01/18	5.000%	3,605,000	3,816,794
Total			23,246,560
MASSACHUSETTS 0.7%
Massachusetts Educational Financing Authority(a) Refunding Revenue Bonds Series 2016J AMT 07/01/19	4.000%	2,500,000	2,635,825
07/01/20	4.000%	2,150,000	2,291,814
Revenue Bonds Education Loan Series 2014-I AMT 01/01/18	4.000%	1,500,000	1,541,955
01/01/19	5.000%	2,000,000	2,133,140
Series 2015A AMT 01/01/19	5.000%	3,000,000	3,196,410
Total			11,799,144
MICHIGAN 1.3%
Michigan Finance Authority Refunding Revenue Bonds Senior Lien - Great Lakes Water Authority Series 2014C-5 07/01/18	5.000%	2,165,000	2,299,208
Series 2014H-1 10/01/19	5.000%	1,415,000	1,558,354
State Revolving Fund Drinking Water Series 2012 10/01/18	5.000%	3,640,000	3,925,449
Trinity Health Corp. Series 2015 12/01/19	5.000%	2,000,000	2,234,300

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA SHORT TERM MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Michigan Finance Authority(a) Refunding Revenue Bonds Student Loan Series 2014 25-A AMT 11/01/18	5.000%	2,220,000	2,351,735
11/01/19	5.000%	1,250,000	1,356,113
Royal Oak Hospital Finance Authority Refunding Revenue Bonds William Beaumont Hospital Series 2014D 09/01/17	5.000%	1,400,000	1,447,488
Royal Oak School District Unlimited General Obligation Refunding Bonds Series 2014 05/01/18	5.000%	1,000,000	1,060,280
05/01/19	5.000%	450,000	493,632
State of Michigan Trunk Line Refunding Revenue Bonds Series 2014 11/15/18	5.000%	5,180,000	5,606,728
Total			22,333,287
MINNESOTA 0.8%
Minnesota Housing Finance Agency Refunding Revenue Bonds Non-Ace Residential Housing Series 2016S (GNMA) 07/01/46	3.500%	8,685,000	9,233,024
Minnesota Housing Finance Agency(a) Refunding Revenue Bonds Residential Housing Series 2014C (GNMA) AMT 07/01/19	1.800%	1,660,000	1,674,691
Moorhead Independent School District No. 152 Unlimited General Obligation Refunding Bonds School Buildings Series 2014A 04/01/18	5.000%	3,285,000	3,477,041
Total			14,384,756
MISSISSIPPI 0.4%
Mississippi Development Bank Refunding Revenue Bonds Jackson Public School District Project Series 2015A 04/01/19	5.000%	1,250,000	1,358,263
04/01/20	5.000%	1,000,000	1,117,910
State of Mississippi Revenue Bonds Series 2015E 10/15/17	3.000%	1,500,000	1,530,465
10/15/18	4.000%	2,080,000	2,198,747
Total			6,205,385

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
MISSOURI 1.4%
City of St. Louis Airport Refunding Revenue Bonds Lambert-St. Louis International Airport Series 2013 07/01/17	5.000%	715,000	734,677
07/01/18	5.000%	765,000	814,258
Kansas City Planned Industrial Expansion Authority Revenue Bonds 2nd & DE Apartments Series 2016 12/01/18	1.500%	11,430,000	11,450,345
Missouri Joint Municipal Electric Utility Commission Refunding Revenue Bonds Series 2014 01/01/19	5.000%	2,150,000	2,325,139
01/01/20	5.000%	7,825,000	8,725,423
Total			24,049,842
NEBRASKA 1.6%
Central Plains Energy Project Refunding Revenue Bonds Series 2014 (Royal Bank of Canada) 08/01/39	5.000%	14,500,000	15,993,355
Nebraska Investment Finance Authority Revenue Bonds Series 2014A 03/01/44	3.000%	2,940,000	3,010,736
Nebraska Public Power District Refunding Revenue Bonds Series 2014 01/01/19	5.000%	2,000,000	2,169,220
Public Power Generation Agency Refunding Revenue Bonds Whelan Energy Center Unit Series 2015 01/01/19	5.000%	2,250,000	2,429,258
01/01/20	5.000%	3,030,000	3,355,725
Total			26,958,294
NEVADA 2.2%
Clark County School District Limited General Obligation Refunding Bonds Series 2014A 06/15/18	5.000%	10,000,000	10,654,400
Unlimited General Obligation Refunding Bonds Series 2014B 06/15/18	5.000%	15,000,000	15,981,600
County of Clark Department of Aviation Revenue Bonds Series 2014B 07/01/18	5.000%	5,000,000	5,331,400

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA SHORT TERM MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Washoe Refunding Revenue Bonds Sierra Pacific Power Series 2016S AMT(a) 08/01/31	1.500%	5,500,000	5,491,090
Total			37,458,490
NEW JERSEY 4.5%
City of Newark Unlimited General Obligation Refunding Notes Series 2015 12/06/16	1.740%	8,800,000	8,806,336
New Jersey Building Authority Refunding Revenue Bonds Series 2013A 06/15/17	5.000%	5,500,000	5,631,725
Revenue Bonds Series 2009A 12/15/18	5.000%	2,695,000	2,873,652
New Jersey Economic Development Authority Refunding Revenue Bonds School Facilities Construction Series 2014-PP 06/15/18	5.000%	5,000,000	5,256,600
Revenue Bonds School Facilities Construction Series 2010 Escrowed to Maturity 12/15/17	5.000%	4,260,000	4,458,133
Unrefunded Revenue Bonds School Facilities Construction Series 2010 12/15/17	5.000%	175,000	181,745
New Jersey Economic Development Authority(d) Refunding Revenue Bonds NTS School Facilities Series 2011C 02/01/18	2.290%	8,895,000	8,957,354
New Jersey Health Care Facilities Financing Authority Refunding Revenue Bonds Princeton HealthCare System Series 2016 07/01/18	5.000%	540,000	573,750
07/01/19	5.000%	525,000	574,870
07/01/20	5.000%	650,000	731,848
07/01/21	5.000%	750,000	865,305
New Jersey Higher Education Student Assistance Authority(a) Revenue Bonds Senior Series 2013-1A AMT 12/01/16	4.000%	1,000,000	1,002,414
12/01/17	5.000%	2,780,000	2,886,474
Senior Series 2015-1A AMT 12/01/16	5.000%	1,000,000	1,003,268
12/01/17	5.000%	2,000,000	2,076,600
12/01/18	5.000%	4,250,000	4,536,577

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016-1A AMT 12/01/18	5.000%	645,000	687,802
12/01/20	5.000%	1,250,000	1,384,225
Student Loan Series 2012-1A AMT 12/01/18	5.000%	2,480,000	2,647,226
New Jersey Transit Corp. Certificate of Participation Federal Transit Administration Grants Subordinated Series 2005A Escrowed to Maturity (NPFGC) 09/15/17	5.000%	8,770,000	9,095,542
New Jersey Transit Corp Revenue Bonds Grant Anticipation Note Series 2014A 09/15/18	5.000%	3,500,000	3,697,085
New Jersey Transportation Trust Fund Authority Revenue Bonds Transportation System Series 1999A 06/15/20	5.750%	5,000,000	5,551,200
State of New Jersey Certificate of Participation Equipment Lease Purchase Series 2008A 06/15/17	5.000%	1,935,000	1,981,343
Total			75,461,074
NEW YORK 16.2%
Alexandria Central School District Unlimited General Obligation Notes BAN Series 2016 07/27/17	1.500%	6,200,000	6,213,888
Beaver River Central School District Unlimited General Obligation Notes BAN Series 2016 06/29/17	2.000%	9,429,185	9,483,214
Center Moriches Union Free School District Unlimited General Obligation Notes BAN Series 2016 08/09/17	1.500%	5,000,000	5,010,350
City of Long Beach Limited General Obligation Notes BAN Series 2016 02/16/17	1.090%	5,582,000	5,588,475
City of New York Subordinated Unlimited General Obligation Bonds Series 2004H-B 03/01/19	5.000%	8,500,000	9,273,925
Series 2008I-1 02/01/17	5.000%	8,635,000	8,729,467

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA SHORT TERM MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unlimited General Obligation Bonds Series 2013E 08/01/18	5.000%	4,000,000	4,281,400
08/01/18	5.000%	5,960,000	6,379,286
Unlimited General Obligation Refunding Bonds Fiscal 2015 Series 2014A 08/01/18	5.000%	4,645,000	4,971,776
Series 2012F 08/01/18	5.000%	1,675,000	1,792,836
City of Yonkers Limited General Obligation Refunding Bonds Series 2015D 08/01/17	3.000%	2,045,000	2,075,491
08/01/18	4.000%	2,970,000	3,111,521
County of Rockland Limited General Obligation Bonds Series 2014A (AGM) 03/01/17	5.000%	1,825,000	1,848,743
03/01/18	5.000%	1,825,000	1,915,283
03/01/19	5.000%	2,000,000	2,160,360
Edwards-Knox Central School District Unlimited General Obligation Notes BAN Series 2016 06/27/17	2.000%	4,555,000	4,579,096
Erie County Industrial Development Agency (The) Revenue Bonds Series 2012 05/01/17	5.000%	3,000,000	3,067,020
Fillmore Central School District Unlimited General Obligation Notes BAN Series 2016 06/29/17	2.000%	7,927,904	7,968,574
Harpursville Central School District Unlimited General Obligation Notes BAN Series 2016 07/21/17	1.750%	14,705,000	14,763,673
Housing Development Corp. Refunding Revenue Bonds Series 2015G-2 11/01/19	1.450%	2,500,000	2,508,775
Metropolitan Transportation Authority Revenue Bonds Series 2005A (AMBAC) 11/15/18	5.500%	5,000,000	5,458,300
Series 2008A 11/15/18	5.000%	2,125,000	2,298,379
Series 2012E 11/15/16	4.000%	1,000,000	1,001,382
11/15/17	5.000%	1,000,000	1,043,660
Transportation Series 2005G 11/15/18	5.000%	2,900,000	3,136,611

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2010D 11/15/18	5.000%	1,890,000	2,044,205
Series 2014B 11/15/18	5.000%	1,000,000	1,081,590
Mount Markham Central School District Unlimited General Obligation Notes BAN Series 2016 06/28/17	2.000%	3,900,000	3,918,642
New York City Industrial Development Agency Refunding Revenue Bonds Trips Obligated Group Senior Series 2012A AMT(a) 07/01/18	5.000%	4,655,000	4,912,189
New York City Transitional Finance Authority Revenue Bonds Future Tax Secured Series 2012E-1 02/01/19	5.000%	4,750,000	5,178,830
New York State Dormitory Authority Revenue Bonds General Purpose Series 2014A 02/15/18	5.000%	9,250,000	9,738,123
New York State Thruway Authority Revenue Bonds Series 2007H (NPFGC) 01/01/19	5.000%	6,240,000	6,539,894
Series 2012I Escrowed to Maturity 01/01/17	5.000%	225,000	226,602
Series 2013A 05/01/19	5.000%	20,000,000	21,949,600
Series 2014J 01/01/19	5.000%	1,200,000	1,302,072
Unrefunded Revenue Bonds Series 2012I 01/01/17	5.000%	775,000	780,549
New York State Urban Development Corp. Refunding Revenue Bonds State Personal Income Tax Series 2014 03/15/19	5.000%	15,000,000	16,405,800
Revenue Bonds State Personal Income Tax Series 2010A 03/15/19	5.000%	3,235,000	3,538,184
New York Transportation Development Corp.(a) Refunding Revenue Bonds American Airlines, Inc. Series 2016 AMT 08/01/17	5.000%	4,000,000	4,091,960
08/01/18	5.000%	5,000,000	5,253,450
Terminal One Group Association Series 2015 AMT 01/01/21	5.000%	5,500,000	6,272,200

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA SHORT TERM MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ogdensburg Enlarged City School District Unlimited General Obligation Notes BAN Series 2016 06/21/17	2.000%	15,000,000	15,086,100
Port Authority of New York & New Jersey(a) Revenue Bonds 167th Series 2011 AMT 09/15/19	5.000%	5,000,000	5,530,800
Consolidated 172nd Series 2012 AMT 10/01/17	5.000%	5,000,000	5,184,100
Ticonderoga Central School District Unlimited General Obligation Notes BAN Series 2016 08/04/17	1.500%	4,000,000	4,006,680
Town of Oyster Bay Limited General Obligation Notes BAN Series 2016A 02/03/17	1.940%	10,000,000	10,019,700
BAN Series 2016D 06/28/17	3.875%	3,000,000	3,016,800
Town of Stillwater Limited General Obligation Notes BAN Series 2016 06/08/17	2.000%	2,500,000	2,510,250
Utica School District Unlimited General Obligation Notes RAN Series 2016 06/23/17	2.000%	10,000,000	10,037,800
Weedsport Central School District Unlimited General Obligation Notes BAN Series 2016 07/14/17	1.500%	5,744,000	5,753,190
Total			273,040,795
NORTH CAROLINA 0.6%
North Carolina Eastern Municipal Power Agency Prerefunded 01/01/18 Revenue Bonds Series 2008A (AGM) 01/01/19	5.250%	3,740,000	3,929,693
North Carolina Housing Finance Agency Refunding Revenue Bonds Series 2016-37A AMT(a)(e) 07/01/39	3.500%	2,500,000	2,641,125
State of North Carolina Revenue Bonds Grant Anticipation Revenue Vehicle Series 2007 (NPFGC) 03/01/18	5.000%	4,500,000	4,562,730
Total			11,133,548

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
OHIO 0.6%
Ohio Housing Finance Agency Revenue Bonds Series 2010-1 (GNMA/FNMA) 11/01/28	5.000%	1,185,000	1,243,053
State of Ohio Refunding Revenue Bonds Series 2014B 12/15/19	5.000%	5,000,000	5,595,600
State of Ohio(a) Revenue Bonds Ohio Water Development Authority Waste Management Series 2015 AMT 11/01/22	1.700%	2,980,000	2,999,311
Total			9,837,964
OKLAHOMA 0.5%
Cleveland County Educational Facilities Authority Revenue Bonds Moore Public Schools Project Series 2016 06/01/19	5.000%	3,000,000	3,288,840
06/01/20	5.000%	500,000	563,995
Norman Public Schools Project Series 2014 07/01/18	5.000%	2,400,000	2,554,944
Norman Regional Hospital Authority(e) Refunding Revenue Bonds Series 2016 09/01/18	4.000%	800,000	836,704
09/01/19	4.000%	1,005,000	1,072,003
Total			8,316,486
PENNSYLVANIA 4.3%
Commonwealth of Pennsylvania Unlimited General Obligation Bonds 1st Series 2012 06/01/19	5.000%	5,650,000	6,189,179
1st Series 2013 04/01/21	5.000%	5,000,000	5,743,950
Unlimited General Obligation Refunding Bonds 2nd Series 2009 07/01/19	5.000%	10,980,000	12,059,444
County of Allegheny Unlimited General Obligation Refunding Bonds Series 2014C-73 12/01/18	5.000%	6,650,000	7,193,438
Lehigh County Industrial Development Authority Refunding Revenue Bonds PPL Electric Utilities Corp. Project Series 2016 02/15/27	0.900%	5,000,000	4,999,200
09/01/29	0.900%	2,250,000	2,249,100

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA SHORT TERM MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Monroeville Finance Authority Revenue Bonds Series 2012 02/15/18	4.000%	1,250,000	1,299,325
Montgomery County Industrial Development Authority Refunding Revenue Bonds Albert Einstein HealthCare Network Series 2015 01/15/17	5.000%	1,250,000	1,259,912
01/15/18	5.000%	750,000	781,643
01/15/19	5.000%	1,000,000	1,069,940
Pennsylvania Housing Finance Agency Refunding Revenue Bonds Series 2016-119 10/01/41	3.500%	5,885,000	6,200,436
Series 2016-120 10/01/46	3.500%	7,110,000	7,549,469
Pennsylvania Turnpike Commission Revenue Bonds Series 2013B(d) 12/01/19	1.640%	3,070,000	3,091,705
Philadelphia Municipal Authority Refunding Revenue Bonds City Agreement Series 2013A 11/15/16	5.000%	1,750,000	1,753,043
Pittsburgh Public Parking Authority Refunding Revenue Bonds System Series 2015A 12/01/17	4.000%	2,225,000	2,298,225
12/01/18	4.000%	1,750,000	1,852,917
School District of Philadelphia (The) Unlimited General Obligation Refunding Bonds Series 2015D 09/01/19	5.000%	3,750,000	4,064,400
State Public School Building Authority Refunding Revenue Bonds The School District of Philadelphia Project Series 2015 06/01/19	5.000%	2,890,000	3,116,663
Total			72,771,989
RHODE ISLAND 0.4%
Rhode Island Health & Educational Building Corp. Refunding Revenue Bonds Hospital Financing - Lifespan Obligation Series 2016G 05/15/18	5.000%	1,250,000	1,321,675
05/15/19	5.000%	1,500,000	1,632,960
05/15/22	5.000%	1,250,000	1,452,388

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds Series 2016 10/01/46	3.500%	1,825,000	1,913,640
Total			6,320,663
SOUTH CAROLINA 1.7%
Berkeley County School District Revenue Bonds Series 2013 12/01/16	4.000%	400,000	401,073
12/01/17	5.000%	500,000	521,110
Piedmont Municipal Power Agency Refunding Revenue Bonds Series 2009A-3 01/01/18	5.000%	5,080,000	5,313,833
Series 2009A-4 01/01/19	5.000%	6,645,000	7,190,820
SCAGO Educational Facilities Corp. for Pickens School District Refunding Revenue Bonds Series 2015 12/01/18	5.000%	1,100,000	1,187,989
12/01/19	5.000%	1,250,000	1,389,450
South Carolina Public Service Authority Refunding Revenue Bonds Santee Cooper Series 2012C 12/01/16	5.000%	5,065,000	5,083,610
South Carolina State Housing Finance & Development Authority Refunding Revenue Bonds Series 2016B-1 07/01/43	3.500%	2,000,000	2,130,660
South Carolina State Housing Finance & Development Authority(a) Refunding Revenue Bonds Series 2016B-2 AMT 07/01/43	4.000%	5,000,000	5,367,850
Total			28,586,395
TENNESSEE 0.2%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds Ascension Senior Credit Series 2016(e) 11/15/30	1.550%	3,000,000	3,005,100
TEXAS 4.9%
Central Texas Regional Mobility Authority Refunding Revenue Bonds Senior Lien Series 2013A 01/01/17	5.000%	925,000	931,336

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA SHORT TERM MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016 01/01/21	5.000%	1,000,000	1,133,900
01/01/22	5.000%	1,250,000	1,448,488
City of El Paso Water & Sewer Refunding Revenue Bonds Series 2014 03/01/19	4.000%	1,000,000	1,068,050
City of San Antonio Electric & Gas Systems Refunding Revenue Bonds Junior Lien Series 2014 02/01/19	5.000%	13,865,000	15,097,183
Dallas/Fort Worth International Airport Refunding Revenue Bonds Series 2013D 11/01/16	5.000%	1,000,000	1,000,122
Dallas/Fort Worth International Airport(a) Refunding Revenue Bonds Series 2013E AMT 11/01/18	5.000%	20,980,000	22,591,264
Harris County-Houston Sports Authority Refunding Revenue Bonds Senior Lien Series 2014A 11/15/19	5.000%	3,000,000	3,344,190
Houston Independent School District Revenue Bonds Series 2014 09/15/19	5.000%	4,100,000	4,554,198
Irving Independent School District Unlimited General Obligation Refunding Bonds Texas Permanent School Fund Program Series 2015A 02/15/21	5.000%	1,500,000	1,735,515
Metropolitan Transit Authority of Harris County Revenue Bonds Series 2015A 08/15/18	5.000%	2,000,000	2,147,860
New Hope Cultural Education Facilities Finance Corp. Revenue Notes Construction Project Series 2016 02/01/18	1.000%	2,320,000	2,318,214
North Texas Tollway Authority Refunding Revenue Bonds 2nd Tier Series 2015A 01/01/19	5.000%	1,350,000	1,460,281
01/01/20	5.000%	1,105,000	1,229,235

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Northwest Independent School District Unlimited General Obligation Refunding Bonds Texas Permanent School Fund Program Series 2015B 02/15/21	5.000%	1,250,000	1,446,263
Sam Rayburn Municipal Power Agency Refunding Revenue Bonds Series 2012 10/01/17	5.000%	4,895,000	5,075,674
Spring Branch Independent School District Limited General Obligation Refunding Bonds Texas Permanent School Fund Program Series 2015A 02/01/21	5.000%	5,000,000	5,778,100
Tarrant County Cultural Education Facilities Finance Corp. Refunding Revenue Bonds Trinity Terrace Project Series 2014 12/01/18	2.500%	4,995,000	5,020,524
Tarrant County Housing Finance Corp. Revenue Bonds Multifamily Housing Reserve Quebec Apartments Series 2016 08/01/18	1.000%	5,100,000	5,083,527
Total			82,463,924
UTAH 0.1%
Utah Housing Corp. Refunding Revenue Bonds Series 2015D-1 Class III (FHA) AMT(a) 01/01/19	1.850%	1,805,000	1,813,411
VIRGIN ISLANDS 0.2%
Virgin Islands Public Finance Authority(c)(f) Revenue Bonds Series 2015 09/01/17	4.000%	500,000	508,295
09/01/18	5.000%	1,720,000	1,807,600
09/01/20	5.000%	750,000	821,167
Total			3,137,062
VIRGINIA 1.2%
Louisa Industrial Development Authority Refunding Revenue Bonds Series 2015 11/01/35	1.750%	7,000,000	7,091,700
Wise County Industrial Development Authority Revenue Bonds Series 2015A 10/01/40	2.150%	8,500,000	8,712,415

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA SHORT TERM MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Virginia Electric & Power Co. Series 2015A 11/01/40	1.875%	5,000,000	5,082,100
Total			20,886,215
WASHINGTON 2.8%
Energy Northwest Refunding Revenue Bonds Project 1 Series 2012B 07/01/17	5.000%	30,220,000	31,086,710
Wind Project Series 2014 07/01/17	5.000%	1,000,000	1,027,250
07/01/18	5.000%	1,425,000	1,516,998
Snohomish County School District No. 15 Edmonds Unlimited General Obligation Refunding Bonds Series 2012 12/01/17	4.000%	2,000,000	2,068,360
State of Washington Certificate of Participation State & Local Agency Personal Property Series 2014B 07/01/18	5.000%	5,000,000	5,331,400
Revenue Bonds 520 Corridor Program Senior Series 2013C 09/01/19	5.000%	2,000,000	2,210,840
Unlimited General Obligation Bonds Various Purpose Series 2013D 02/01/18	5.000%	2,810,000	2,955,502
Washington State Housing Finance Commission Revenue Bonds Series 2010A (GNMA/FNMA/FHLMC) 10/01/28	4.700%	440,000	463,236
Total			46,660,296
WYOMING 0.3%
County of Sweetwater Revenue Bonds Series 2013 12/15/16	5.000%	2,500,000	2,512,541
Wyoming Community Development Authority Refunding Revenue Bonds Series 2016-1 AMT(a) 12/01/38	3.500%	2,250,000	2,388,262
Total			4,900,803
Total Municipal Bonds (Cost: $1,416,923,735)			1,420,115,059

Floating Rate Notes 1.8%

Issue Description	Effective Yield	Principal Amount ($)	Value ($)
CALIFORNIA 0.5%
Grossmont Union High School District(c)(d) Prerefunded 08/01/18 Unlimited General Obligation Bonds Election of 2004 VRDN Series 2008 02/01/18	0.830%	4,545,000	4,545,000
Unlimited General Obligation Bonds Election of 2008 VRDN Series 2010B 08/01/18	0.830%	4,850,000	4,850,000
Total			9,395,000
FLORIDA 0.1%
JEA Water & Sewer System Subordinated Revenue Bonds VRDN Series 2008A-1 (U.S Bank)(d)(g) 10/01/38	0.500%	1,030,000	1,030,000
MASSACHUSETTS 0.2%
Commonwealth of Massachusetts Limited General Obligation Bonds Consolidated Loan VRDN Series 2014A(d) 03/01/26	0.500%	3,000,000	3,000,000
NEW YORK 0.7%
City of New York(d) Unlimited General Obligation Bonds Fiscal 2015 VRDN Subordinated Series 2015 06/01/44	0.510%	2,200,000	2,200,000
VRDN Series 2011A-5 08/01/36	0.510%	3,600,000	3,600,000
New York City Water & Sewer System(d) Revenue Bonds 2nd General Resolution VRDN Series 2013DD-2 06/15/43	0.520%	2,000,000	2,000,000
2nd General Resolution Fiscal 2015 VRDN Series 2015 06/15/48	0.510%	3,500,000	3,500,000
Total			11,300,000
TENNESSEE 0.3%
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue Bonds VRDN Series 1977 Escrowed to Maturity(d) 07/01/21	0.780%	5,000,000	5,000,000
Total Floating Rate Notes (Cost: $29,725,000)			29,725,000

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA SHORT TERM MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Municipal Short Term 13.3%

Issue Description	Effective Yield	Principal Amount ($)	Value ($)
CALIFORNIA 0.3%
California Pollution Control Financing Authority Refunding Revenue Bonds Republic Services, Inc. Series 2010A AMT(a) 08/01/23	0.650%	5,000,000	5,000,000
CONNECTICUT 0.4%
City of New Haven Unlimited General Obligation Notes TAN Series 2016 05/18/17	1.090%	6,000,000	6,046,320
ILLINOIS 0.6%
State of Illinois Unlimited General Obligation Notes Series 2016 01/01/17	1.210%	10,000,000	10,063,700
INDIANA 0.6%
Indiana Finance Authority Revenue Bonds Republic Services, Inc. Project Series 2012 AMT(a)(d) 12/01/37	0.600%	11,000,000	11,000,000
KENTUCKY 0.2%
Kentucky Economic Development Finance Authority Refunding Revenue Bonds Republic Services Series 2016A AMT(a)(d) 04/01/31	0.850%	4,000,000	4,000,000
NEW JERSEY 3.0%
City of East Orange Unlimited General Obligation Notes Series 2016 03/28/17	1.100%	13,059,500	13,106,906
City of Jersey City Unlimited General Obligation Notes BAN Series 2016B 01/20/17	0.970%	10,208,000	10,219,943
City of Newark Unlimited General Obligation Notes TAN Series 2016A 02/15/17	1.720%	3,905,000	3,913,591
City of Wildwood Unlimited General Obligation Notes Series 2016 10/20/17	0.980%	15,561,000	15,713,342

Municipal Short Term (continued)

Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Mount Holly Township School District Unlimited General Obligation Notes Series 2016 07/25/17	1.160%	7,000,000	7,029,960
Total			49,983,742
NEW YORK 7.2%
Amherst Central School District Unlimited General Obligation Notes BAN Series 2016 09/14/17	1.090%	4,350,000	4,384,061
Center Moriches Union Free School District Limited General Obligation Notes TAN Series 2016 06/23/17	1.120%	7,500,000	7,518,150
Cincinnatus Central School District Unlimited General Obligation Notes BAN Series 2016 07/13/17	1.270%	8,630,732	8,644,627
City of Lockport Limited General Obligation Notes BAN Series 2016 05/25/17	1.720%	7,198,171	7,208,824
City of Long Beach Limited General Obligation Notes BAN Series 2016C 09/15/17	1.340%	8,124,370	8,152,968
City of New York Unlimited General Obligation Bonds Fiscal 1995 Subordinated Series 2015F(d) 02/15/19	1.280%	6,250,000	6,245,438
County of Rockland Limited General Obligation Notes TAN Series 2016 03/16/17	0.920%	6,000,000	6,024,060
Gouverneur Central School District Unlimited General Obligation Notes BAN Series 2016 06/28/17	0.990%	3,500,000	3,511,655
Harpursville Central School District Unlimited General Obligation Notes RAN Series 2016 03/31/17	1.070%	2,000,000	2,003,540
Margaretville Central School District Unlimited General Obligation Notes BAN Series 2016 06/30/17	1.260%	2,039,806	2,042,988
Northport-East Northport Union Free School District Unlimited General Obligation Notes TAN Series 2016 06/27/17	0.860%	10,000,000	10,041,700

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA SHORT TERM MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Municipal Short Term (continued)

Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Orange & Ulster Counties Board Coop Educational Services Sole Supervisory District Revenue Notes RAN Series 2016 01/31/17	1.180%	5,000,000	4,997,750
Seaford Union Free School District Limited General Obligation Notes TAN Series 2016 06/22/17	1.180%	4,000,000	4,020,840
Shoreham-Wading River Central School District Unlimited General Obligation Notes BAN Series 2016 06/29/17	1.120%	10,000,000	10,057,600
Sidney Central School District Unlimited General Obligation Notes BAN Series 2016 07/28/17	1.220%	5,000,000	5,010,100
Solvay Union Free School District Unlimited General Obligation Notes BAN Series 2016 07/20/17	0.710%	3,400,000	3,431,450
Thousand Islands Central School District Unlimited General Obligation Notes BAN Series 2016 06/30/17	1.120%	4,150,000	4,173,904
Tompkins-Seneca-Tioga Board of Cooperative Educational Services Revenue Notes RAN Series 2016 06/23/17	1.150%	5,440,000	5,469,648
Town of Batavia Limited General Obligation Notes BAN Series 2016 03/16/17	1.240%	5,496,190	5,511,524
Utica School District Unlimited General Obligation Notes BAN Series 2016 07/21/17	1.530%	13,757,000	13,802,536
Total			122,253,363

Municipal Short Term (continued)

Issue Description	Effective Yield	Principal Amount ($)	Value ($)
OKLAHOMA 0.1%
Norman Regional Hospital Authority Refunding Revenue Bonds Series 2016 09/01/17	1.280%	1,000,000	1,014,230
PENNSYLVANIA 0.6%
Pennsylvania Economic Development Financing Authority(d) Refunding Revenue Bonds Republic Services, Inc. VRDN Series 2016 12/01/30	1.000%	1,400,000	1,400,000
Pennsylvania Economic Development Financing Authority(a)(d) Revenue Bonds Waste Management, Inc. Project VRDN Series 2013 AMT 08/01/45	0.700%	7,400,000	7,400,000
State Public School Building Authority Refunding Revenue Bonds Philadelphia School District Series 2016 06/01/17	1.640%	1,000,000	1,019,530
Total			9,819,530
TEXAS 0.3%
Mission Economic Development Corp. Revenue Bonds Republic Services, Inc. Series 2008A 01/01/20	1.000%	5,000,000	5,000,000
Total Municipal Short Term (Cost: $224,258,917)			224,180,885
Total Investments (Cost: $1,670,907,652)			1,674,020,944
Other Assets & Liabilities, Net			12,192,880
Net Assets			1,686,213,824

Notes to Portfolio of Investments

(a)  Income from this security may be subject to alternative minimum tax.

(b)  Zero coupon bond.

(c)  Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund's Board of Trustees. At October 31, 2016, the value of these securities amounted to $14,080,191 or 0.84% of net assets.

(d)  Variable rate security.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA SHORT TERM MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Notes to Portfolio of Investments (continued)

(e)  Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(f)  Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At October 31, 2016, the value of these securities amounted to $3,137,062 or 0.19% of net assets.

(g)  The Fund is entitled to receive principal and interest from the guarantor after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity.

Abbreviation Legend

AGM  Assured Guaranty Municipal Corporation

AMBAC  Ambac Assurance Corporation

AMT  Alternative Minimum Tax

BAM  Build America Mutual Assurance Co.

BAN  Bond Anticipation Note

FHA  Federal Housing Authority

FHLMC  Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

GNMA  Government National Mortgage Association

NPFGC  National Public Finance Guarantee Corporation

RAN  Revenue Anticipation Note

TAN  Tax Anticipation Note

TCRS  Transferable Custodial Receipts

VRDN  Variable Rate Demand Note

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA SHORT TERM MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Fair Value Measurements (continued)

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at October 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Municipal Bonds	—	1,420,115,059	—	1,420,115,059
Floating Rate Notes	—	29,725,000	—	29,725,000
Municipal Short Term	—	224,180,885	—	224,180,885
Total Investments	—	1,674,020,944	—	1,674,020,944

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA SHORT TERM MUNICIPAL BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2016 (Unaudited)

Assets
Investments, at value
(identified cost $1,670,907,652)	$1,674,020,944
Cash	8,908,971
Receivable for:
Investments sold	1,839,740
Capital shares sold	1,331,927
Interest	18,949,234
Expense reimbursement due from Investment Manager	21,559
Prepaid expenses	7,177
Other assets	29,539
Total assets	1,705,109,091
Liabilities
Payable for:
Investments purchased	2,032,650
Investments purchased on a delayed delivery basis	12,550,441
Capital shares purchased	2,070,431
Dividend distributions to shareholders	1,723,273
Management services fees	58,393
Distribution and/or service fees	3,676
Transfer agent fees	251,643
Compensation of board members	164,277
Chief compliance officer expenses	94
Other expenses	40,389
Total liabilities	18,895,267
Net assets applicable to outstanding capital stock	$1,686,213,824
Represented by
Paid-in capital	$1,681,917,201
Undistributed net investment income	2,298,219
Accumulated net realized loss	(1,114,888)
Unrealized appreciation (depreciation) on:
Investments	3,113,292
Total — representing net assets applicable to outstanding capital stock	$1,686,213,824

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA SHORT TERM MUNICIPAL BOND FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

October 31, 2016 (Unaudited)

Class A
Net assets	$110,235,000
Shares outstanding	10,607,946
Net asset value per share	$10.39
Maximum offering price per share(a)	$10.49
Class B
Net assets	$120,414
Shares outstanding	11,602
Net asset value per share	$10.38
Class C
Net assets	$17,073,414
Shares outstanding	1,644,542
Net asset value per share	$10.38
Class R4
Net assets	$322,126
Shares outstanding	31,000
Net asset value per share	$10.39
Class R5
Net assets	$15,228,282
Shares outstanding	1,466,141
Net asset value per share	$10.39
Class Z
Net assets	$1,543,234,588
Shares outstanding	148,486,141
Net asset value per share	$10.39

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 1.00%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA SHORT TERM MUNICIPAL BOND FUND

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2016 (Unaudited)

Net investment income
Income:
Dividends	$19,210
Interest	13,215,237
Total income	13,234,447
Expenses:
Management services fees	3,714,232
Distribution and/or service fees
Class A	153,629
Class B	618
Class C	91,580
Transfer agent fees
Class A	115,133
Class B	115
Class C	17,153
Class R4	356
Class R5	4,222
Class Z	1,498,342
Compensation of board members	27,859
Custodian fees	6,599
Printing and postage fees	16,359
Registration fees	65,503
Audit fees	15,088
Legal fees	12,873
Chief compliance officer expenses	94
Other	20,287
Total expenses	5,760,042
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(1,433,135)
Expense reductions	(40)
Total net expenses	4,326,867
Net investment income	8,907,580
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(91,272)
Futures contracts	(78,783)
Net realized loss	(170,055)
Net change in unrealized appreciation (depreciation) on:
Investments	(5,633,210)
Net change in unrealized depreciation	(5,633,210)
Net realized and unrealized loss	(5,803,265)
Net increase in net assets resulting from operations	$3,104,315

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA SHORT TERM MUNICIPAL BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2016 (Unaudited)	Year Ended April 30, 2016
Operations
Net investment income	$8,907,580	$15,913,802
Net realized gain (loss)	(170,055)	192,325
Net change in unrealized appreciation (depreciation)	(5,633,210)	1,836,081
Net increase in net assets resulting from operations	3,104,315	17,942,208
Distributions to shareholders
Net investment income
Class A	(480,031)	(834,469)
Class B	(32)	(2)
Class C	(4,655)	(304)
Class R4	(1,909)	(6,078)
Class R5	(94,291)	(207,972)
Class Z	(8,244,276)	(14,875,169)
Total distributions to shareholders	(8,825,194)	(15,923,994)
Decrease in net assets from capital stock activity	(101,553,700)	(75,957,436)
Total decrease in net assets	(107,274,579)	(73,939,222)
Net assets at beginning of period	1,793,488,403	1,867,427,625
Net assets at end of period	$1,686,213,824	$1,793,488,403
Undistributed net investment income	$2,298,219	$2,215,833

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA SHORT TERM MUNICIPAL BOND FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	2,030,310	21,147,735	4,413,168	45,946,467
Distributions reinvested	38,444	400,654	65,818	685,179
Redemptions	(3,715,015)	(38,692,414)	(4,790,599)	(49,870,873)
Net decrease	(1,646,261)	(17,144,025)	(311,613)	(3,239,227)
Class B shares
Subscriptions	1	8	961	10,002
Redemptions(a)	(1,419)	(14,785)	(10)	(106)
Net increase (decrease)	(1,418)	(14,777)	951	9,896
Class C shares
Subscriptions	41,205	429,599	550,460	5,723,086
Distributions reinvested	226	2,349	15	158
Redemptions	(227,730)	(2,372,675)	(752,943)	(7,836,025)
Net decrease	(186,299)	(1,940,727)	(202,468)	(2,112,781)
Class R4 shares
Subscriptions	8,618	89,631	58,008	603,072
Distributions reinvested	177	1,849	575	5,989
Redemptions	(29,972)	(312,795)	(60,923)	(634,700)
Net decrease	(21,177)	(221,315)	(2,340)	(25,639)
Class R5 shares
Subscriptions	500,640	5,225,276	1,975,369	20,533,646
Distributions reinvested	9,041	94,204	19,968	207,868
Redemptions	(1,169,577)	(12,193,664)	(1,311,922)	(13,660,915)
Net increase (decrease)	(659,896)	(6,874,184)	683,415	7,080,599
Class Z shares
Subscriptions	21,912,469	228,492,332	64,437,575	670,727,341
Distributions reinvested	51,592	537,707	84,231	877,035
Redemptions	(29,191,602)	(304,388,711)	(71,971,692)	(749,274,660)
Net decrease	(7,227,541)	(75,358,672)	(7,449,886)	(77,670,284)
Total net decrease	(9,742,592)	(101,553,700)	(7,281,941)	(75,957,436)

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA SHORT TERM MUNICIPAL BOND FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended October 31, 2016		Year Ended April 30,										Year Ended March 31,
Class A	(Unaudited)		2016		2015		2014		2013		2012(a)		2012
Per share data
Net asset value, beginning of period	$10.43		$10.42		$10.48		$10.54		$10.55		$10.54		$10.47
Income from investment operations:
Net investment income	0.04		0.07		0.08		0.10		0.11		0.01		0.16
Net realized and unrealized gain (loss)	(0.04)		0.01		(0.06)		(0.06)		(0.01)		0.01		0.06
Total from investment operations	—		0.08		0.02		0.04		0.10		0.02		0.22
Less distributions to shareholders:
Net investment income	(0.04)		(0.07)		(0.08)		(0.10)		(0.11)		(0.01)		(0.15)
Total distributions to shareholders	(0.04)		(0.07)		(0.08)		(0.10)		(0.11)		(0.01)		(0.15)
Net asset value, end of period	$10.39		$10.43		$10.42		$10.48		$10.54		$10.55		$10.54
Total return	0.01%		0.74%		0.22%		0.37%		0.96%		0.19%		2.12%
Ratios to average net assets(b)
Total gross expenses	0.88	%(c)	0.89%		0.89%		0.89%		0.89%		0.88	%(c)	0.90%
Total net expenses(d)	0.71	%(c)(e)	0.72	%(e)	0.73	%(e)	0.73	%(e)	0.73	%(e)	0.72	%(c)	0.73	%(e)
Net investment income	0.79	%(c)	0.64%		0.79%		0.94%		1.05%		1.17	%(c)	1.54%
Supplemental data
Net assets, end of period (in thousands)	$110,235		$127,769		$130,876		$165,777		$185,205		$209,557		$216,298
Portfolio turnover	19%		37%		28%		31%		37%		2%		39%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA SHORT TERM MUNICIPAL BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2016		Year Ended April 30,									Year Ended March 31,
Class B	(Unaudited)		2016		2015		2014		2013	2012(a)		2012
Per share data
Net asset value, beginning of period	$10.42		$10.42		$10.47		$10.54		$10.55	$10.54		$10.47
Income from investment operations:
Net investment income (loss)	0.00	(b)	(0.01)		0.00	(b)	0.02		0.03	0.00	(b)	0.08
Net realized and unrealized gain (loss)	(0.04)		0.01		(0.05)		(0.07)		(0.01)	0.01		0.06
Total from investment operations	(0.04)		—		(0.05)		(0.05)		0.02	0.01		0.14
Less distributions to shareholders:
Net investment income	(0.00	)(b)	(0.00	)(b)	(0.00	)(b)	(0.02)		(0.03)	(0.00	)(b)	(0.07)
Total distributions to shareholders	(0.00	)(b)	(0.00	)(b)	(0.00	)(b)	(0.02)		(0.03)	(0.00	)(b)	(0.07)
Net asset value, end of period	$10.38		$10.42		$10.42		$10.47		$10.54	$10.55		$10.54
Total return	(0.36%)		0.00	%(b)	(0.43%)		(0.47%)		0.20%	0.12%		1.35%
Ratios to average net assets(c)
Total gross expenses	1.62	%(d)	1.65%		1.64%		1.64%		1.64%	1.63	%(d)	1.63%
Total net expenses(e)	1.46	%(d)(f)	1.47	%(f)	1.48	%(f)	1.48	%(f)	1.48%	1.47	%(d)	1.48	%(f)
Net investment income (loss)	0.04	%(d)	(0.11%)		0.04%		0.19%		0.30%	0.41	%(d)	0.79%
Supplemental data
Net assets, end of period (in thousands)	$120		$136		$126		$128		$169	$243		$243
Portfolio turnover	19%		37%		28%		31%		37%	2%		39%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA SHORT TERM MUNICIPAL BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2016		Year Ended April 30,										Year Ended March 31,
Class C	(Unaudited)		2016		2015		2014		2013		2012(a)		2012
Per share data
Net asset value, beginning of period	$10.42		$10.42		$10.48		$10.54		$10.55		$10.54		$10.47
Income from investment operations:
Net investment income (loss)	0.00	(b)	(0.01)		0.00	(b)	0.02		0.03		0.00	(b)	0.08
Net realized and unrealized gain (loss)	(0.04)		0.01		(0.06)		(0.06)		(0.01)		0.01		0.06
Total from investment operations	(0.04)		—		(0.06)		(0.04)		0.02		0.01		0.14
Less distributions to shareholders:
Net investment income	(0.00	)(b)	(0.00	)(b)	(0.00	)(b)	(0.02)		(0.03)		(0.00	)(b)	(0.07)
Total distributions to shareholders	(0.00	)(b)	(0.00	)(b)	(0.00	)(b)	(0.02)		(0.03)		(0.00	)(b)	(0.07)
Net asset value, end of period	$10.38		$10.42		$10.42		$10.48		$10.54		$10.55		$10.54
Total return	(0.36%)		0.00	%(b)	(0.53%)		(0.38%)		0.20%		0.12%		1.35%
Ratios to average net assets(c)
Total gross expenses	1.62	%(d)	1.64%		1.64%		1.64%		1.64%		1.63	%(d)	1.64%
Total net expenses(e)	1.46	%(d)(f)	1.47	%(f)	1.48	%(f)	1.48	%(f)	1.48	%(f)	1.47	%(d)	1.48	%(f)
Net investment income (loss)	0.04	%(d)	(0.10%)		0.04%		0.19%		0.30%		0.42	%(d)	0.79%
Supplemental data
Net assets, end of period (in thousands)	$17,073		$19,074		$21,184		$24,424		$27,730		$32,953		$33,176
Portfolio turnover	19%		37%		28%		31%		37%		2%		39%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA SHORT TERM MUNICIPAL BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2016		Year Ended April 30,
Class R4	(Unaudited)		2016		2015		2014		2013(a)
Per share data
Net asset value, beginning of period	$10.43		$10.41		$10.47		$10.54		$10.54
Income from investment operations:
Net investment income	0.05		0.09		0.11		0.13		0.02
Net realized and unrealized gain (loss)	(0.04)		0.02		(0.06)		(0.08)		(0.01)
Total from investment operations	0.01		0.11		0.05		0.05		0.01
Less distributions to shareholders:
Net investment income	(0.05)		(0.09)		(0.11)		(0.12)		(0.01)
Total distributions to shareholders	(0.05)		(0.09)		(0.11)		(0.12)		(0.01)
Net asset value, end of period	$10.39		$10.43		$10.41		$10.47		$10.54
Total return	0.14%		1.09%		0.47%		0.53%		0.14%
Ratios to average net assets(b)
Total gross expenses	0.63	%(c)	0.64%		0.65%		0.64%		0.66	%(c)
Total net expenses(d)	0.47	%(c)(e)	0.47	%(e)	0.48	%(e)	0.48	%(e)	0.48	%(c)
Net investment income	1.02	%(c)	0.89%		1.04%		1.19%		1.32	%(c)
Supplemental data
Net assets, end of period (in thousands)	$322		$544		$568		$85		$2,044
Portfolio turnover	19%		37%		28%		31%		37%

Notes to Financial Highlights

(a)  Based on operations from March 19, 2013 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA SHORT TERM MUNICIPAL BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2016		Year Ended April 30,
Class R5	(Unaudited)		2016	2015	2014	2013(a)
Per share data
Net asset value, beginning of period	$10.42		$10.41	$10.47	$10.54	$10.55
Income from investment operations:
Net investment income	0.06		0.10	0.12	0.14	0.07
Net realized and unrealized gain (loss)	(0.03)		0.01	(0.06)	(0.07)	(0.01)
Total from investment operations	0.03		0.11	0.06	0.07	0.06
Less distributions to shareholders:
Net investment income	(0.06)		(0.10)	(0.12)	(0.14)	(0.07)
Total distributions to shareholders	(0.06)		(0.10)	(0.12)	(0.14)	(0.07)
Net asset value, end of period	$10.39		$10.42	$10.41	$10.47	$10.54
Total return	0.29%		1.10%	0.57%	0.67%	0.54%
Ratios to average net assets(b)
Total gross expenses	0.49	%(c)	0.49%	0.49%	0.48%	0.48	%(c)
Total net expenses(d)	0.36	%(c)	0.37%	0.38%	0.37%	0.39	%(c)
Net investment income	1.13	%(c)	1.00%	1.14%	1.31%	1.40	%(c)
Supplemental data
Net assets, end of period (in thousands)	$15,228		$22,159	$15,024	$23,173	$522
Portfolio turnover	19%		37%	28%	31%	37%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA SHORT TERM MUNICIPAL BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2016		Year Ended April 30,										Year Ended March 31,
Class Z	(Unaudited)		2016		2015		2014		2013		2012(a)		2012
Per share data
Net asset value, beginning of period	$10.43		$10.42		$10.48		$10.54		$10.55		$10.54		$10.47
Income from investment operations:
Net investment income	0.05		0.09		0.11		0.13		0.14		0.01		0.19
Net realized and unrealized gain (loss)	(0.04)		0.01		(0.06)		(0.06)		(0.01)		0.01		0.06
Total from investment operations	0.01		0.10		0.05		0.07		0.13		0.02		0.25
Less distributions to shareholders:
Net investment income	(0.05)		(0.09)		(0.11)		(0.13)		(0.14)		(0.01)		(0.18)
Total distributions to shareholders	(0.05)		(0.09)		(0.11)		(0.13)		(0.14)		(0.01)		(0.18)
Net asset value, end of period	$10.39		$10.43		$10.42		$10.48		$10.54		$10.55		$10.54
Total return	0.14%		0.99%		0.47%		0.62%		1.21%		0.21%		2.37%
Ratios to average net assets(b)
Total gross expenses	0.63	%(c)	0.64%		0.64%		0.64%		0.64%		0.63	%(c)	0.63%
Total net expenses(d)	0.46	%(c)(e)	0.47	%(e)	0.48	%(e)	0.48	%(e)	0.48	%(e)	0.47	%(c)	0.48	%(e)
Net investment income	1.04	%(c)	0.89%		1.04%		1.19%		1.30%		1.41	%(c)	1.77%
Supplemental data
Net assets, end of period (in thousands)	$1,543,235		$1,623,807		$1,699,650		$1,822,976		$1,829,096		$1,986,836		$2,040,417
Portfolio turnover	19%		37%		28%		31%		37%		2%		39%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA SHORT TERM MUNICIPAL BOND FUND

NOTES TO FINANCIAL STATEMENTS

October 31, 2016 (Unaudited)

Note 1. Organization

Columbia Short Term Municipal Bond Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class R4, Class R5 and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 1.00% based on the initial investment amount. In addition, Class A shares purchased on or after February 19, 2015 are subject to a contingent deferred sales charge (CDSC) of 0.75% on certain investments of $500,000 or more if redeemed within 12 months after purchase. Redemptions of Class A shares purchased prior to February 19, 2015, without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase, are subject to a CDSC of 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase.

Class B shares are not subject to sales charges and will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.

Investments for which market quotations are not readily available, or that have quotations which management

Semiannual Report 2016

COLUMBIA SHORT TERM MUNICIPAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016 (Unaudited)

believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives.

Semiannual Report 2016

COLUMBIA SHORT TERM MUNICIPAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016 (Unaudited)

For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund's net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commissions merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended October 31, 2016:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Interest rate risk	(78,783)

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended October 31, 2016:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Short	0

*Based on the ending quarterly outstanding amounts for the six months ended October 31, 2016. While there was no notional amount of futures contracts outstanding at any quarter end, the Fund did enter into futures contracts during the six months; the gain (loss) associated with this activity is presented in the Statement of Operations.

Semiannual Report 2016

COLUMBIA SHORT TERM MUNICIPAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016 (Unaudited)

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt and taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Investment Company Reporting Modernization

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.

Semiannual Report 2016

COLUMBIA SHORT TERM MUNICIPAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016 (Unaudited)

Note 3. Fees and Other Transactions with Affiliates

Management Services Fees

The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.43% to 0.28% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended October 31, 2016 was 0.42% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, prior to October 1, 2016, the Transfer Agent also received sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). Effective October 1, 2016, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts up to the lesser of the amount charged by the servicing agent or a cap established by the Board from time to time.

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares.

For the six months ended October 31, 2016, the Fund's annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.19%
Class B	0.19
Class C	0.19
Class R4	0.19
Class R5	0.05
Class Z	0.19

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2016, these minimum account balance fees reduced total expenses of the Fund by $40.

Semiannual Report 2016

COLUMBIA SHORT TERM MUNICIPAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016 (Unaudited)

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B and Class C shares of the Fund and a monthly distribution fee at the maximum annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares of the Fund.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $15,041 for Class A and $1,128 for Class C shares for the six months ended October 31, 2016.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	September 1, 2016 Through August 31, 2017	Prior to September 1, 2016
Class A	0.70%	0.72%
Class B	1.45	1.47
Class C	1.45	1.47
Class R4	0.45	0.47
Class R5	0.36	0.36
Class Z	0.45	0.47

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At October 31, 2016, the cost of investments for federal income tax purposes was approximately $1,670,908,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$5,715,000
Unrealized depreciation	(2,602,000)
Net unrealized appreciation	$3,113,000

The following capital loss carryforwards, determined as of April 30, 2016, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2018	602,849
No expiration — short-term	341,984
Total	944,833

Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital

Semiannual Report 2016

COLUMBIA SHORT TERM MUNICIPAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016 (Unaudited)

loss carryforwards which carry an expiration date may be more likely to expire unused.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $279,820,660 and $339,016,828, respectively, for the six months ended October 31, 2016. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Line of Credit

The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended October 31, 2016.

Note 7. Significant Risks

Shareholder Concentration Risk

At October 31, 2016, one unaffiliated shareholder of record owned 85.9% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund's portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund's performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund's investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Semiannual Report 2016

COLUMBIA SHORT TERM MUNICIPAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016 (Unaudited)

Municipal Securities Risk

Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. A municipal security can be significantly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes in a particular state's (state and its instrumentalities') financial, economic or other condition and prospects.

New York Geographic Concentration Risk

To the extent that the Fund concentrates its investments in the municipal securities issued by a particular state and political sub-divisions of the state, the Fund will be particularly affected by political and economic conditions and developments in such state in which it invests. The Fund may, therefore, have a greater risk than that of a municipal bond fund which is more geographically diversified. The value of the municipal securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.

Note 8. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 9. Information Regarding Pending and Settled Legal Proceedings

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2016

COLUMBIA SHORT TERM MUNICIPAL BOND FUND

APPROVAL OF MANAGEMENT AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Short Term Municipal Bond Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March and April 2016, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented in February, March and April were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, the Chair of the Board and/or the Chair of the Contracts Committee, and the final materials were revised to contain information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Management Agreement.

The Board, at its June 13-15, 2016 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of management agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

Nature, Extent and Quality of Services Provided by Columbia Threadneedle

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Threadneedle, as well as its organization, expertise, resources and capabilities.

The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, the relatively recent change in the leadership of equity department oversight, improvements in technology research and the use of research analysts' model portfolios to highlight best ideas and improve implementation. The Independent Trustees further noted the restructured investment risk management department and its additional resources, including the new head of multi-asset investment risk. They also observed the relatively recent 5P leadership transition, and the additional staff and resources dedicated to the 5P team. The Board also noted the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle's ability to attract and retain key portfolio management personnel.

In connection with the Board's evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2015 in the performance of administrative services, and noted the various enhancements anticipated for 2016. In evaluating the quality of services provided under the Management Agreement, the Independent Trustees also took into account the organization and strength of the Fund's and its service providers' compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity's ability to carry out its responsibilities under the Management Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet.

Semiannual Report 2016

COLUMBIA SHORT TERM MUNICIPAL BOND FUND

APPROVAL OF MANAGEMENT AGREEMENT (continued)

The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance was appropriate in light of the particular management style involved and the particular market environment.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Threadneedle and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Threadneedle's profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Threadneedle and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in its analysis of the Funds' performance and expenses, the reasonableness of the Funds' fee rates, the reasonableness of Columbia Threadneedle's profitability, and JDL's conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the comparison universe of the Fund). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe's median expense ratio. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board took into account JDL's conclusion that 2015 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2015 the Board had concluded that 2014 profitability was reasonable and that Columbia Threadneedle generated 2015 profitability that only slightly exceeded 2014 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to

Semiannual Report 2016

COLUMBIA SHORT TERM MUNICIPAL BOND FUND

APPROVAL OF MANAGEMENT AGREEMENT (continued)

Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 15, 2016, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

Semiannual Report 2016

COLUMBIA SHORT TERM MUNICIPAL BOND FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016

Columbia Short Term Municipal Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

investor.columbiathreadneedleus.com

SAR223_04_F01_(12/16)

SEMIANNUAL REPORT

October 31, 2016

COLUMBIA AMT-FREE CALIFORNIA INTERMEDIATE MUNI BOND FUND

PRESIDENT'S MESSAGE

Dear Shareholders,

While emotions have run high following the outcome of the U.S. Presidential election, it remains unclear how the Trump presidency will unfold in terms of policy. We have a sense of the priorities espoused by the president-elect over the past eighteen months, but campaign priorities are not always realized and are often never pursued. What seems certain is that, while some investors have already priced expectations into the market, others have retreated, preferring instead a wait and see approach. The outcome of such behaviors appears to have created conditions ripe for ongoing market volatility.

While volatility in the financial markets can be stressful, volatility itself is not a new phenomenon. Other factors that have been at the root cause of recent volatility include uncertainty following the United Kingdom's vote to exit the European Union (Brexit), speculation around the Federal Reserve's decision to increase interest rates, divergent central bank policy and geopolitical unrest. The point is, financial markets have fluctuated for years and may be expected to continue to fluctuate — sometimes wildly. If anything, such volatility seems to be the new normal, perhaps exacerbated by access to information and development of technological tools which have enabled investors to react rapidly to real and perceived change. So what can you do?

Position your portfolio for the reality of market volatility

That there is a historical precedent for market volatility, or even an acceptance that it may persist, offers little comfort. A measured and strategic approach remains the best strategy for investors to stay on track in achieving their investment goals.

Step 1: Review your investment goals

Take this opportunity to review your investment goals and the strategies you are pursuing to achieve those goals in order to remain focused on what's important to you. It is entirely possible that your goals have changed in response either to your life situation or to changes in the market. Accept what you can't control — volatility, and focus on what you can — your investment goals and strategies.

Step 2: Reassess your risk tolerance

Sit down with your financial advisor to discuss your investment goals and strategies, as well as any changes to your tolerance for risk. Consider your investment horizon. Increased market volatility and a new investment horizon may impact the strategies that can best help you achieve your investment goals. Remember, achieving your investment goals may require a certain amount of risk. Ultimately, you must maintain vigilance in reassessing your risk tolerance and the strategies you have selected in pursuit of your investment goals, and awareness of how those strategies may react to market volatility.

Step 3: Remain calm and focus on your long-term plan

Remember, investing is about the long game. Short term events are not necessarily evidence of a longer term reality. Investors who attempt to time the market too often end up reacting to a down turn by selling low and then compounding the problem by waiting on the sidelines, ultimately missing the right opportunity to reinvest.

As long as there is a market, there will be volatility. How you respond to that volatility can make a big difference in the measure of your success as an investor. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for the reality of ongoing volatility and, perhaps, even turn such volatility into investment opportunity.

Best regards,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2016

COLUMBIA AMT-FREE CALIFORNIA INTERMEDIATE MUNI BOND FUND

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	17
Statement of Operations	19
Statement of Changes in Net Assets	20
Financial Highlights	22
Notes to Financial Statements	28
Approval of Management Agreement	34
Important Information About This Report	37

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2016

COLUMBIA AMT-FREE CALIFORNIA INTERMEDIATE MUNI BOND FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia AMT-Free California Intermediate Muni Bond Fund (the Fund) Class A shares returned 0.26% excluding sales charges for the six-month period that ended October 31, 2016. Class Z shares of the Fund returned 0.29% for the same time period.

■  During the same time period, the Bloomberg Barclays California 3-15 Year Blend Municipal Bond Index returned 0.10% and the Bloomberg Barclays 3-15 Year Blend Municipal Bond Index returned 0.28%.

Average Annual Total Returns (%) (for period ended October 31, 2016)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	09/09/02
Excluding sales charges		0.26	3.55	3.94	4.08
Including sales charges		-2.74	0.40	3.31	3.77
Class B	08/29/02
Excluding sales charges		-0.12	2.88	3.20	3.30
Including sales charges		-3.09	-0.12	3.20	3.30
Class C	09/11/02
Excluding sales charges		-0.22	2.78	3.16	3.29
Including sales charges		-1.21	1.78	3.16	3.29
Class R4*	03/19/13	0.38	3.81	4.22	4.34
Class R5*	11/08/12	0.43	4.02	4.30	4.37
Class Z	08/19/02	0.29	3.81	4.20	4.33
Bloomberg Barclays California 3-15 Year Blend Municipal Bond Index		0.10	3.00	4.23	4.71
Bloomberg Barclays 3-15 Year Blend Municipal Bond Index		0.28	3.38	3.81	4.53

Returns for Class A are shown with and without the maximum initial sales charge of 3.00%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

The Bloomberg Barclays California 3-15 Year Blend Municipal Bond Index tracks investment grade bonds issued from the state of California and its municipalities.

The Bloomberg Barclays 3-15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016
2

COLUMBIA AMT-FREE CALIFORNIA INTERMEDIATE MUNI BOND FUND

PORTFOLIO OVERVIEW

(Unaudited)

Quality Breakdown (%) (at October 31, 2016)
AAA rating	3.6
AA rating	47.0
A rating	32.2
BBB rating	12.4
BB rating	1.9
Not rated	2.9
Total	100.0

Percentages indicated are based upon total fixed income investments.

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated." Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

Portfolio Management

Brian McGreevy

Paul Fuchs, CFA

Semiannual Report 2016
3

COLUMBIA AMT-FREE CALIFORNIA INTERMEDIATE MUNI BOND FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

May 1, 2016 – October 31, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,002.60	1,021.59	3.76	3.79	0.74
Class B	1,000.00	1,000.00	998.80	1,017.79	7.55	7.62	1.49
Class C	1,000.00	1,000.00	997.80	1,017.79	7.54	7.62	1.49
Class R4	1,000.00	1,000.00	1,003.80	1,022.86	2.49	2.51	0.49
Class R5	1,000.00	1,000.00	1,004.30	1,023.32	2.03	2.05	0.40
Class Z	1,000.00	1,000.00	1,002.90	1,022.86	2.49	2.51	0.49

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2016
4

COLUMBIA AMT-FREE CALIFORNIA INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS

October 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal Bonds 89.0%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
AIRPORT 3.8%
City of Los Angeles Department of Airports Subordinated Refunding Revenue Bonds Series 2015C 05/15/29	5.000%	2,410,000	2,930,921
City of San Jose Airport Refunding Revenue Bonds Series 2014B 03/01/27	5.000%	2,000,000	2,411,640
Series 2014C 03/01/30	5.000%	2,500,000	2,969,750
Revenue Bonds Series 2007B (AMBAC) 03/01/22	5.000%	1,000,000	1,014,140
County of Orange Airport Revenue Bonds Series 2009A 07/01/25	5.250%	1,500,000	1,654,155
County of Sacramento Airport System Revenue Bonds Senior Series 2008A (AGM) 07/01/23	5.000%	1,000,000	1,066,110
San Diego County Regional Airport Authority Subordinated Revenue Bonds Series 2010A 07/01/24	5.000%	1,000,000	1,133,780
San Francisco City & County Airport Commission-San Francisco International Airport Unrefunded Revenue Bonds Series 2011-2 05/01/26	5.250%	555,000	652,747
San Francisco City & County Airports Commission-San Francisco International Airport Refunding Revenue Bonds 2nd Series 2009C (AGM) 05/01/18	5.000%	1,825,000	1,938,497
2nd Series 2016A 05/01/26	5.000%	1,975,000	2,514,116
Total			18,285,856
CHARTER SCHOOLS 2.0%
California School Finance Authority Revenue Bonds KIPP Los Angeles Projects Series 2014A 07/01/34	5.000%	600,000	667,710
California School Finance Authority(a) Refunding Revenue Bonds Aspire Public Schools Series 2016 08/01/29	5.000%	500,000	576,850
08/01/30	5.000%	750,000	860,917
08/01/31	5.000%	925,000	1,056,461

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds Alliance College-Ready Public Schools Series 2015 07/01/30	5.000%	1,700,000	1,950,733
Green Dot Public School Project Series 2015A 08/01/35	5.000%	1,010,000	1,123,282
KIPP Los Angeles Projects Series 2015A 07/01/35	5.000%	1,000,000	1,123,180
River Springs Charter School Project Series 2015 07/01/25	5.250%	2,000,000	2,094,840
Total			9,453,973
HEALTH SERVICES 0.3%
California Municipal Finance Authority Refunding Revenue Bonds Harbor Regional Center Project Series 2015 11/01/32	5.000%	1,120,000	1,315,798
HIGHER EDUCATION 2.7%
California Educational Facilities Authority Revenue Bonds California Lutheran University Series 2008 10/01/21	5.250%	1,500,000	1,600,860
Chapman University Series 2015 04/01/26	5.000%	1,000,000	1,243,810
Pitzer College Series 2009 04/01/19	5.000%	1,610,000	1,760,133
University of Southern California Series 2009C 10/01/24	5.250%	3,000,000	3,847,710
California Municipal Finance Authority Refunding Revenue Bonds Azusa Pacific University Series 2015B 04/01/25	5.000%	395,000	476,852
04/01/26	5.000%	1,000,000	1,190,350
Revenue Bonds Biola University Series 2013 10/01/24	5.000%	505,000	590,572
10/01/28	5.000%	840,000	967,420
California Statewide Communities Development Authority Revenue Bonds California Baptist University Series 2014A 11/01/23	5.125%	715,000	787,279

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
5

COLUMBIA AMT-FREE CALIFORNIA INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Lancer Plaza Project Series 2013 11/01/23	5.125%	755,000	809,035
Total			13,274,021
HOSPITAL 7.5%
ABAG Finance Authority for Nonprofit Corps. Revenue Bonds Sharp Healthcare Series 2011A 08/01/24	5.250%	2,750,000	3,211,065
California Health Facilities Financing Authority Refunding Revenue Bonds Cedars Sinai Medical Center Series 2015 11/15/28	5.000%	1,000,000	1,227,810
El Camino Hospital Series 2015A 02/01/27	5.000%	1,500,000	1,813,230
Marshall Medical Center Series 2015 11/01/23	5.000%	325,000	392,753
Providence St. Joseph Health Series 2016 10/01/29	5.000%	2,050,000	2,514,284
Sutter Health Obligation Group Series 2011D 08/15/26	5.000%	2,250,000	2,624,625
Revenue Bonds Children's Hospital of Orange County Series 2009 11/01/21	6.000%	2,000,000	2,291,400
City of Hope Obligation Group Series 2012A 11/15/21	5.000%	600,000	711,642
Dignity Health Series 2009A 07/01/29	6.000%	1,250,000	1,404,350
Series 2009E 07/01/25	5.625%	1,500,000	1,675,545
Lucile Salter Packard Children's Hospital Series 2014 08/15/28	5.000%	300,000	360,330
Providence Health & Services Series 2014A 10/01/30	5.000%	1,500,000	1,808,445
Sutter Health Obligation Group Series 2016A 11/15/34	5.000%	2,735,000	3,246,144
California Municipal Finance Authority Refunding Revenue Bonds Community Medical Centers Series 2015A 02/01/27	5.000%	1,200,000	1,440,576

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Statewide Communities Development Authority Refunding Revenue Bonds Enloe Medical Center Series 2015 08/15/30	5.000%	1,000,000	1,211,590
Huntington Memorial Hospital Series 2014B 07/01/33	5.000%	2,300,000	2,624,714
Revenue Bonds Henry Mayo Newhall Memorial Series 2014A (AGM) 10/01/27	5.000%	1,000,000	1,189,400
Kaiser Permanente Series 2009A 04/01/19	5.000%	2,000,000	2,191,280
Loma Linda University Medical Center Series 2014 12/01/34	5.250%	3,000,000	3,364,980
Sutter Health Series 2011A 08/15/26	5.500%	1,000,000	1,156,640
Total			36,460,803
JOINT POWER AUTHORITY 3.3%
M-S-R Public Power Agency Subordinated Revenue Bonds Lien Series 2008L (AGM) 07/01/21	5.000%	2,500,000	2,659,675
Northern California Power Agency Refunding Revenue Bonds Hydroelectric Project No. 1 Series 2008C (AGM) 07/01/22	5.000%	3,000,000	3,199,380
Northern California Transmission Agency Refunding Revenue Bonds California-Oregon Project Series 2016 05/01/32	5.000%	1,500,000	1,819,605
Southern California Public Power Authority Refunding Revenue Bonds Series 2008A 07/01/22	5.000%	2,000,000	2,136,700
Series 2015C 07/01/26	5.000%	5,000,000	6,231,600
Total			16,046,960
LOCAL APPROPRIATION 3.2%
City & County of San Francisco Certificate of Participation Multiple Capital Improvement Projects Series 2009B 04/01/24	5.000%	1,495,000	1,625,887

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA AMT-FREE CALIFORNIA INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Monterey Certificate of Participation Refinancing Project Series 2009 (AGM) 08/01/17	5.000%	1,000,000	1,031,700
Los Angeles County Public Works Financing Authority Refunding Revenue Bonds Series 2015B 12/01/25	5.000%	1,750,000	2,213,925
Municipal Improvement Corp. of Los Angeles Refunding Revenue Bonds Real Property Series 2016B 11/01/26	5.000%	1,590,000	2,015,961
11/01/27	5.000%	1,910,000	2,380,242
Oakland Joint Powers Financing Authority Refunding Revenue Bonds Oakland Administration Buildings Series 2008B (AGM) 08/01/22	5.000%	2,000,000	2,134,320
Riverside Public Financing Authority Refunding Revenue Bonds Series 2012A 11/01/27	5.000%	2,145,000	2,521,040
11/01/28	5.000%	1,155,000	1,354,746
Total			15,277,821
LOCAL GENERAL OBLIGATION 9.8%
City of Los Angeles Unlimited General Obligation Bonds Series 2011A 09/01/25	5.000%	3,000,000	3,534,750
Compton Community College District Unlimited General Obligation Refunding Bonds Series 2012 07/01/22	5.000%	2,095,000	2,497,554
Compton Unified School District(c) Unlimited General Obligation Bonds Election of 2002 - Capital Appreciation Series 2006C (AMBAC) 06/01/23	0.000%	2,025,000	1,779,935
06/01/24	0.000%	1,925,000	1,644,508
Culver City School Facilities Financing Authority Revenue Bonds Unified School District Series 2005 (AGM) 08/01/23	5.500%	1,490,000	1,875,299
East Side Union High School District Unlimited General Obligation Refunding Bonds 2012 Crossover Series 2006 (AGM) 09/01/20	5.250%	1,280,000	1,477,786

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Long Beach Community College District Unlimited General Obligation Bonds 2008 Election Series 2012B 08/01/23	5.000%	700,000	847,679
Long Beach Unified School District Unlimited General Obligation Bonds Series 2015D-1(c) 08/01/31	0.000%	1,375,000	818,840
Monterey Peninsula Community College District Unlimited General Obligation Refunding Bonds Series 2016(c) 08/01/28	0.000%	2,125,000	1,532,508
Oakland Unified School District/Alameda County Unlimited General Obligation Bonds Series 2015A 08/01/25	5.000%	650,000	811,122
Palomar Community College District Unlimited General Obligation Bonds Capital Appreciation-Election of 2006 Series 2010B(c) 08/01/22	0.000%	2,140,000	1,951,423
Pomona Unified School District Unlimited General Obligation Bonds Election 2008 Series 2016G (AGM)(c) 08/01/32	0.000%	1,000,000	597,610
Rancho Santiago Community College District Unlimited General Obligation Refunding Bonds Series 2005 (AGM) 09/01/19	5.250%	1,000,000	1,120,410
Rancho Santiago Community College District(c) Unlimited General Obligation Bonds Capital Appreciation-Election of 2002 Series 2006C (AGM) 09/01/31	0.000%	3,785,000	2,408,774
Rescue Union School District Unlimited General Obligation Bonds Capital Appreciation-Election of 1998 Series 2005 (NPFGC)(c) 09/01/26	0.000%	1,100,000	834,955
Salinas Union High School District Unlimited General Obligation Bonds BAN Series 2015(c) 08/01/20	0.000%	4,725,000	4,427,278
San Mateo Foster City School District Revenue Bonds Series 2005 (AGM) 08/15/19	5.500%	2,000,000	2,248,080

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
7

COLUMBIA AMT-FREE CALIFORNIA INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Saugus Union School District Unlimited General Obligation Refunding Bonds Series 2006 (NPFGC) 08/01/21	5.250%	2,375,000	2,813,757
Sierra Kings Health Care District Unlimited General Obligation Refunding Bonds Series 2015 08/01/28	5.000%	1,000,000	1,194,620
08/01/32	5.000%	1,500,000	1,750,665
Simi Valley School Financing Authority Refunding Revenue Bonds Simi Valley Unified School District Series 2007 08/01/18	5.000%	1,045,000	1,099,121
Simi Valley Unified School District(b) Unlimited General Obligation Refunding Bonds Series 2017 08/01/25	5.000%	1,000,000	1,219,410
08/01/26	5.000%	2,000,000	2,463,920
West Contra Costa Unified School District Unlimited General Obligation Refunding Bonds Series 2011 (AGM) 08/01/23	5.250%	3,000,000	3,549,540
Series 2012 08/01/27	5.000%	2,365,000	2,748,839
Total			47,248,383
MULTI-FAMILY 1.5%
California Municipal Finance Authority Revenue Bonds Bowles Hall Foundation Series 2015A 06/01/35	5.000%	400,000	454,620
Caritas Affordable Housing Senior Series 2014 08/15/30	5.000%	1,000,000	1,159,030
California Statewide Communities Development Authority Refunding Revenue Bonds CHF Irvine LLC Series 2016 05/15/32	5.000%	3,225,000	3,782,861
University of California Irvine East Campus Apartments Series 2012 05/15/19	5.000%	1,000,000	1,091,320
05/15/20	5.000%	750,000	838,575
Total			7,326,406
MUNICIPAL POWER 4.2%
City of Riverside Electric Revenue Bonds Series 2008D (AGM) 10/01/23	5.000%	1,000,000	1,076,140

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Santa Clara Electric Refunding Revenue Bonds Series 2011A 07/01/29	5.375%	1,000,000	1,160,050
City of Vernon Electric System Unrefunded Revenue Bonds Series 2009A 08/01/21	5.125%	2,325,000	2,556,245
Imperial Irrigation District Electric System Refunding Revenue Bonds Series 2011D 11/01/22	5.000%	2,860,000	3,373,942
11/01/23	5.000%	1,040,000	1,217,341
Los Angeles Department of Water & Power Revenue Bonds Power System Series 2009B 07/01/23	5.250%	2,000,000	2,227,860
Series 2014D 07/01/33	5.000%	1,700,000	2,044,709
Redding Joint Powers Financing Authority Refunding Revenue Bonds Series 2015A 06/01/31	5.000%	1,045,000	1,236,517
Sacramento Municipal Utility District Unrefunded Revenue Bonds Series 2008U (AGM) 08/15/21	5.000%	920,000	988,227
State of California Department of Water Resources Subordinated Revenue Bonds Series 2005G-11 05/01/18	5.000%	2,000,000	2,125,120
Turlock Irrigation District Refunding Revenue Bonds First Priority Subordinated Series 2014 01/01/30	5.000%	850,000	1,011,755
01/01/31	5.000%	1,000,000	1,183,350
Total			20,201,256
OTHER BOND ISSUE 1.2%
California Infrastructure & Economic Development Bank Refunding Revenue Bonds Salvation Army Western Territory (The) Series 2016 09/01/33	4.000%	400,000	435,968
09/01/34	4.000%	600,000	650,214
Walt Disney Family Museum Series 2016 02/01/32	4.000%	350,000	384,905
02/01/33	4.000%	500,000	547,300

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
8

COLUMBIA AMT-FREE CALIFORNIA INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Long Beach Marina System Revenue Bonds Series 2015 05/15/28	5.000%	635,000	742,309
County of San Diego Refunding Revenue Bonds Sanford Burnham Prebys Medical Discovery Group Series 2015 11/01/25	5.000%	350,000	438,322
Long Beach Bond Finance Authority Refunding Revenue Bonds Aquarium of the Pacific Series 2012 11/01/27	5.000%	2,210,000	2,547,644
Total			5,746,662
PORTS 1.2%
Port of Los Angeles Revenue Bonds Series 2009A 08/01/23	5.250%	2,000,000	2,231,840
Port of Oakland Refunding Revenue Bonds Intermediate Lien Series 2007B (NPFGC) 11/01/29	5.000%	1,165,000	1,213,662
San Diego Unified Port District Refunding Revenue Bonds Series 2013A 09/01/27	5.000%	1,000,000	1,180,420
09/01/28	5.000%	1,100,000	1,289,552
Total			5,915,474
PREPAID GAS 0.5%
M-S-R Energy Authority Revenue Bonds Series 2009B 11/01/29	6.125%	2,000,000	2,600,760
RECREATION 1.4%
California Infrastructure & Economic Development Bank Refunding Revenue Bonds Segerstrom Center for the Arts Series 2016 07/01/26	5.000%	3,750,000	4,667,175
Del Mar Race Track Authority Refunding Revenue Bonds Series 2015 10/01/25	5.000%	1,665,000	1,873,441
Total			6,540,616

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
REFUNDED / ESCROWED 9.2%
California Health Facilities Financing Authority Revenue Bonds Insured Episcopal Home Series 2010B Escrowed to Maturity 02/01/19	5.100%	395,000	414,738
California State University Prerefunded 05/01/19 Revenue Bonds Systemwide Series 2009A 11/01/22	5.250%	2,500,000	2,766,925
California Statewide Communities Development Authority Revenue Bonds University of California Irvine East Campus Apartments Series 2008 Escrowed to Maturity 05/15/17	5.000%	1,500,000	1,534,635
City & County of San Francisco Prerefunded 06/15/20 Unlimited General Obligation Bonds Earthquake Safety Series 2010E 06/15/27	5.000%	3,380,000	3,857,155
City of Los Angeles Wastewater System Prerefunded 06/01/19 Revenue Bonds Series 2009A 06/01/25	5.750%	1,110,000	1,244,266
City of Newport Beach Prerefunded 12/01/21 Revenue Bonds Hoag Memorial Hospital Presbyterian Series 2011 12/01/30	5.875%	1,000,000	1,229,300
City of Vernon Electric System Prerefunded 08/01/19 Revenue Bonds Series 2009A 08/01/21	5.125%	1,005,000	1,086,626
City of Vista Prerefunded 05/01/17 Certificate of Participation Community Projects Series 2007 (NPFGC) 05/01/21	4.750%	750,000	765,247
Imperial Irrigation District Electric System Prerefunded 11/01/18 Revenue Bonds System Series 2008A 11/01/21	5.250%	2,040,000	2,218,337
11/01/21	5.250%	460,000	500,213
Kern County Water Agency Improvement District No. 4 Prerefunded 05/01/18 Certificate of Participation Series 2008A 05/01/22	5.000%	2,020,000	2,145,624

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
9

COLUMBIA AMT-FREE CALIFORNIA INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Los Angeles Department of Water & Power Prerefunded 07/01/17 Revenue Bonds Power System Subordinated Series 2007A-1 (AMBAC) 07/01/19	5.000%	1,000,000	1,028,880
Pasadena Public Financing Authority Prerefunded 03/01/21 Revenue Bonds Rose Bowl Renovation Series 2010A 03/01/26	5.000%	2,500,000	2,912,625
Pico Rivera Public Financing Authority Prerefunded 09/01/19 Revenue Bonds Series 2009 09/01/26	5.250%	1,085,000	1,214,560
Sacramento Municipal Utility District Prerefunded 08/15/18 Revenue Bonds Series 2008U (AGM) 08/15/21	5.000%	580,000	622,688
San Diego Public Facilities Financing Authority Sewer Prerefunded 05/15/19 Revenue Bonds Senior Series 2009B 05/15/25	5.250%	1,500,000	1,662,525
San Diego Public Facilities Financing Authority Water Prerefunded 08/01/20 Revenue Bonds Series 2010A 08/01/24	5.000%	2,000,000	2,287,720
San Francisco City & County Airport Commission-San Francisco International Airport Prerefunded 05/03/21 Revenue Bonds Series 2011-2 05/01/26	5.250%	1,445,000	1,709,970
San Mateo Joint Powers Financing Authority Prerefunded 07/15/18 Revenue Bonds Youth Services Campus Series 2008A 07/15/20	5.000%	435,000	465,715
07/15/28	5.250%	2,275,000	2,445,261
Santa Clara County Financing Authority Refunding Revenue Bonds Multiple Facilities Projects Series 2010N Escrowed to Maturity 05/15/17	5.000%	1,000,000	1,023,200
Southern California Public Power Authority Prerefunded 07/01/18 Revenue Bonds Southern Transmission Project Series 2008 07/01/27	6.000%	1,000,000	1,085,030
State of California Prerefunded 02/01/17 Unlimited General Obligation Bonds Series 2007 08/01/18	5.000%	20,000	20,213

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Prerefunded 12/01/16 Unlimited General Obligation Bonds Various Purpose Series 2007 12/01/26	5.000%	2,000,000	2,007,280
Unlimited General Obligation Bonds Series 2009A Escrowed to Maturity 07/01/18	5.000%	2,320,000	2,480,173
Unrefunded Unlimited General Obligation Bonds Series 2009A Escrowed to Maturity 07/01/18	5.000%	680,000	726,947
Sulphur Springs Union School District Prerefunded 09/01/22 Special Tax Bonds Community Facilities District Series 2012 09/01/28	5.000%	520,000	630,011
09/01/29	5.000%	585,000	708,763
Tuolumne Wind Project Authority Prerefunded 01/01/19 Revenue Bonds Tuolumne Co. Project Series 2009 01/01/22	5.000%	1,000,000	1,086,860
Tustin Community Redevelopment Agency Successor Agency Prerefunded 09/01/18 Tax Allocation Bonds MCAS-Tustin Redevelopment Project Area Series 2010 09/01/25	5.000%	1,250,000	1,368,600
University of California Prerefunded 05/15/19 Revenue Bonds Series 2009O 05/15/20	5.000%	1,000,000	1,100,230
Total			44,350,317
RETIREMENT COMMUNITIES 4.7%
ABAG Finance Authority for Nonprofit Corps. Refunding Revenue Bonds Episcopal Senior Communities Series 2011 07/01/24	5.375%	2,795,000	3,184,455
Series 2012 07/01/21	5.000%	1,000,000	1,138,750
Revenue Bonds Odd Fellows Home of California Series 2012-A 04/01/32	5.000%	4,750,000	5,529,428
California Health Facilities Financing Authority Refunding Revenue Bonds Northern California Presbyterian Homes Series 2015 07/01/28	5.000%	310,000	372,319
07/01/29	5.000%	300,000	357,723

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
10

COLUMBIA AMT-FREE CALIFORNIA INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Statewide Communities Development Authority Refunding Revenue Bonds 899 Charleston Project Series 2014A 11/01/19	5.000%	550,000	589,005
American Baptist Homes West Series 2015 10/01/24	5.000%	2,575,000	3,087,374
10/01/26	5.000%	1,000,000	1,200,460
Episcopal Communities and Services Series 2012 05/15/27	5.000%	1,520,000	1,742,847
Revenue Bonds Insured Redwoods Project Series 2013 11/15/28	5.000%	1,000,000	1,198,970
City of La Verne Refunding Certificate of Participation Brethren Hillcrest Homes Series 2014 05/15/24	5.000%	310,000	355,316
05/15/25	5.000%	530,000	603,622
05/15/26	5.000%	700,000	792,610
05/15/29	5.000%	1,135,000	1,267,148
Los Angeles County Regional Financing Authority Revenue Bonds Montecedro, Inc. Project Series 2014A 11/15/34	5.000%	1,000,000	1,150,800
Total			22,570,827
SPECIAL NON PROPERTY TAX 0.9%
Berkeley Joint Powers Financing Authority Revenue Bonds Series 2016 (BAM) 06/01/32	4.000%	500,000	550,560
06/01/33	4.000%	415,000	454,769
06/01/34	4.000%	250,000	273,298
Virgin Islands Public Finance Authority(d) Refunding Revenue Bonds Series 2013B 10/01/24	5.000%	1,740,000	1,726,132
Revenue Bonds Matching Fund Loan Notes-Senior Lien Series 2010A 10/01/20	5.000%	1,490,000	1,510,547
Total			4,515,306
SPECIAL PROPERTY TAX 14.0%
Chino Public Financing Authority Refunding Special Tax Bonds Series 2012 09/01/23	5.000%	1,070,000	1,244,378

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Irvine Refunding Special Assessment Bonds Limited Obligation Reassessment District Series 2015 09/02/25	5.000%	1,300,000	1,608,815
Concord Redevelopment Agency Successor Agency Refunding Tax Allocation Bonds Series 2014 (BAM) 03/01/25	5.000%	840,000	1,037,887
County of El Dorado Refunding Special Tax Bonds Community Facilities District No. 92-1 Series 2012 09/01/26	5.000%	630,000	731,417
09/01/27	5.000%	805,000	930,282
Emeryville Redevelopment Agency Successor Agency Refunding Tax Allocation Bonds Series 2014A (AGM) 09/01/23	5.000%	2,415,000	2,958,447
09/01/26	5.000%	1,000,000	1,220,540
09/01/27	5.000%	1,000,000	1,210,300
09/01/30	5.000%	815,000	967,389
09/01/31	5.000%	590,000	695,244
Fontana Public Finance Authority Subordinated Tax Allocation Bonds Lien-North Fontana Redevelopment Series 2005A (AMBAC) 10/01/20	5.000%	1,515,000	1,520,393
Garden Grove Agency Community Development Successor Agency Refunding Tax Allocation Bonds Garden Grove Community Project Series 2016 (BAM) 10/01/30	5.000%	1,040,000	1,257,901
10/01/31	5.000%	1,640,000	1,974,445
Glendale Redevelopment Agency Successor Agency Refunding Tax Allocation Bonds Central Glendale Redevelopment Subordinated Series 2013 (AGM) 12/01/21	5.000%	755,000	888,854
Inglewood Redevelopment Agency Refunding Tax Allocation Bonds Merged Redevelopment Project Series 1998A (AMBAC) 05/01/17	5.250%	1,425,000	1,439,891
Irvine Unified School District Refunding Special Tax Bonds Series 2015 09/01/30	5.000%	2,065,000	2,485,558
09/01/31	5.000%	2,720,000	3,257,227

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
11

COLUMBIA AMT-FREE CALIFORNIA INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Jurupa Public Financing Authority Refunding Special Tax Bonds Series 2014A 09/01/29	5.000%	530,000	627,711
09/01/30	5.000%	625,000	736,487
09/01/32	5.000%	625,000	728,256
La Quinta Redevelopment Agency Successor Agency Refunding Tax Allocation Bonds Redevelopment Project Subordinated Series 2013A 09/01/30	5.000%	1,500,000	1,740,630
Long Beach Bond Finance Authority Tax Allocation Bonds Industrial Redevelopment Project Areas Series 2002B (AMBAC) 11/01/19	5.500%	1,070,000	1,207,078
Los Angeles Community Facilities District Refunding Special Tax Bonds Playa Vista-Phase 1 Series 2014 09/01/30	5.000%	1,000,000	1,152,980
Los Angeles County Redevelopment Authority Refunding Tax Allocation Bonds Los Angeles Bunker Hill Project Series 2014C (AGM) 12/01/28	5.000%	3,000,000	3,606,360
Oakland Redevelopment Successor Agency Subordinated Refunding Tax Allocation Bonds Series 2013 09/01/22	5.000%	2,000,000	2,367,840
Poway Unified School District Public Financing Authority Special Tax Refunding Bonds Series 2015B 09/01/26	5.000%	995,000	1,230,417
Poway Unified School District Special Tax Bonds Community Facilities District No. 6-4S Ranch Series 2012 09/01/28	5.000%	1,775,000	2,026,819
09/01/29	5.000%	1,200,000	1,366,512
Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Bonds Rancho Redevelopment Project Area Series 2014 09/01/30	5.000%	700,000	829,241
Series 2014 (AGM) 09/01/27	5.000%	2,200,000	2,657,358
Riverside County Public Financing Authority Tax Allocation Bonds Project Area #1-Desert Communities Series 2016 (BAM) 10/01/31	4.000%	2,500,000	2,753,900

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
San Francisco City & County Redevelopment Agency Refunding Tax Allocation Bonds Mission Bay North Redevelopment Project Series 2016 08/01/30	5.000%	275,000	336,551
08/01/31	5.000%	355,000	431,701
Mission Bay South Redevelopment Project Series 2016 08/01/31	5.000%	670,000	806,392
08/01/32	5.000%	580,000	694,208
Tax Allocation Bonds Mission Bay South Redevelopment Project Series 2014A 08/01/29	5.000%	225,000	263,723
08/01/30	5.000%	175,000	204,302
San Francisco Redevelopment Projects Series 2009B 08/01/18	5.000%	1,255,000	1,342,185
San Mateo Redevelopment Agency Successor Agency Refunding Tax Allocation Bonds Series 2015A 08/01/28	5.000%	1,860,000	2,263,453
08/01/29	5.000%	1,000,000	1,208,530
Santa Cruz County Redevelopment Agency Refunding Tax Allocation Bonds Series 2016A (BAM) 09/01/33	4.000%	1,465,000	1,607,105
Semitropic Improvement District Refunding Revenue Bonds Series 2015A 2nd Lien (AGM) 12/01/23	5.000%	300,000	369,117
12/01/24	5.000%	400,000	499,288
Sulphur Springs Union School District Unrefunded Special Tax Bonds Community Facilities District Series 2012 09/01/28	5.000%	530,000	605,191
09/01/29	5.000%	595,000	677,562
Tustin Community Facilities District Refunding Special Tax Bonds Legacy Villages of Columbus #06-1 Series 2015 09/01/29	5.000%	1,200,000	1,420,404
Tustin Community Redevelopment Agency Successor Agency Refunding Tax Allocation Bonds Series 2016 09/01/32	4.000%	2,295,000	2,526,084
09/01/33	4.000%	2,310,000	2,532,199
Vista Redevelopment Agency Successor Agency Tax Allocation Refunding Bonds Series 2015B1 (AGM) 09/01/24	5.000%	580,000	716,602
09/01/26	5.000%	700,000	867,538
Total			67,832,692

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE CALIFORNIA INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
STATE APPROPRIATED 4.4%
California State Public Works Board Refunding Revenue Bonds Various Capital Projects Series 2012G 11/01/28	5.000%	1,500,000	1,780,890
Revenue Bonds Department of Corrections and Rehabilitation Series 2014C 10/01/22	5.000%	1,925,000	2,313,522
Series 2015A 06/01/28	5.000%	1,175,000	1,417,767
Various Capital Projects Series 2011A 10/01/20	5.000%	2,000,000	2,291,140
Series 2013I 11/01/28	5.250%	3,000,000	3,674,130
Series 2014E 09/01/30	5.000%	1,500,000	1,795,875
Subordinated Series 2009I-1 11/01/17	5.000%	2,000,000	2,083,900
Subordinated Series 2010A-1 03/01/22	5.250%	2,000,000	2,277,020
Various Correctional Facilities Series 2014A 09/01/31	5.000%	3,000,000	3,579,870
Total			21,214,114
STATE GENERAL OBLIGATION 5.1%
State of California Refunding Unlimited General Obligation Bonds Series 2016 09/01/35	4.000%	3,000,000	3,269,760
Unlimited General Obligation Bonds Series 2010 11/01/24	5.000%	5,000,000	5,771,300
Various Purpose Series 2009 04/01/26	5.625%	2,000,000	2,220,940
10/01/29	5.250%	1,500,000	1,673,475
Series 2011 10/01/19	5.000%	4,000,000	4,465,480
Unlimited General Obligation Refunding Bonds Series 2014 08/01/32	5.000%	3,000,000	3,607,260
Unrefunded Unlimited General Obligation Bonds Series 2007 08/01/18	5.000%	3,730,000	3,769,575
Total			24,777,790
TOBACCO 1.0%
Golden State Tobacco Securitization Corp. Asset-Backed Refunding Revenue Bonds Series 2015A 06/01/33	5.000%	4,000,000	4,713,960

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
TRANSPORTATION 0.4%
Alameda Corridor Transportation Authority Refunding Revenue Bonds 2nd Subordinated Lien Series 2016B 10/01/34	5.000%	1,500,000	1,757,055
TURNPIKE / BRIDGE / TOLL ROAD 1.3%
Foothill-Eastern Transportation Corridor Agency Subordinated Refunding Revenue Bonds Series 2014B-3 01/15/53	5.500%	3,000,000	3,527,730
Foothill-Eastern Transportation Corridor Agency(c) Refunding Revenue Bonds Series 2015 01/15/33	0.000%	5,000,000	2,602,550
Total			6,130,280
WATER & SEWER 5.4%
Central Coast Water Authority Refunding Revenue Bonds State Water Project Regional Facilities Series 2016 10/01/21	5.000%	5,000,000	5,862,650
City of Fresno Sewer System Revenue Bonds Series 2008A 09/01/23	5.000%	1,000,000	1,074,050
City of Los Angeles Wastewater System Unrefunded Revenue Bonds Series 2009A 06/01/25	5.750%	890,000	991,914
City of Tulare Sewer Refunding Revenue Bonds Series 2015 (AGM) 11/15/25	5.000%	700,000	881,769
11/15/26	5.000%	1,000,000	1,245,070
Clovis Public Financing Authority Revenue Bonds Series 2007 (AMBAC) 08/01/21	5.000%	1,000,000	1,029,100
Kern County Water Agency Improvement District No. 4 Refunding Revenue Bonds Series 2016A (AGM) 05/01/27	5.000%	2,300,000	2,859,843
Los Angeles County Sanitation Districts Financing Authority Subordinated Refunding Revenue Bonds Capital Projects - District #14 Series 2015 10/01/24	5.000%	1,050,000	1,306,494
10/01/25	5.000%	1,100,000	1,383,602

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE CALIFORNIA INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Oxnard Financing Authority Revenue Bonds Project Series 2006 06/01/31	5.000%	4,315,000	4,328,722
Semitropic Improvement District Refunding Revenue Bonds Series 2012A 12/01/23	5.000%	2,850,000	3,420,028
Stockton Public Financing Authority Refunding Revenue Bonds Series 2014 (BAM) 09/01/28	5.000%	1,500,000	1,797,840
Total			26,181,082
Total Municipal Bonds (Cost: $402,344,504)			429,738,212

Floating Rate Notes 4.4%

Issue Description	Effective Yield	Principal Amount ($)	Value ($)
California Infrastructure & Economic Development Bank(e)(f) Refunding Revenue Bonds Los Angeles Museum VRDN Series 2008 (Wells Fargo Bank) 09/01/37	0.420%	5,150,000	5,150,000
VRDN Series 2008A (Wells Fargo Bank) 09/01/37	0.420%	2,045,000	2,045,000
Calleguas-Las Virgenes Public Financing Authority Refunding Revenue Bonds Municipal Water District Project VRDN Series 2008A (Wells Fargo Bank)(e)(f) 07/01/37	0.570%	3,000,000	3,000,000
Los Angeles Department of Water & Power Refunding Revenue Bonds VRDN Subordinated Series 2016B-3(e) 07/01/34	0.450%	2,000,000	2,000,000
State of California(e)(f) Unlimited General Obligation Bonds Kindergarten VRDN Series 2013A2 (State Street) 05/01/34	0.420%	8,130,000	8,130,000
VRDN Series 2003A-1 (JPMorgan Chase Bank) 05/01/33	0.430%	865,000	865,000
Total Floating Rate Notes (Cost: $21,190,000)			21,190,000

Municipal Short Term 4.0%

Issue Description	Effective Yield	Principal Amount ($)	Value ($)
LOCAL GENERAL OBLIGATION 2.1%
California School Cash Reserve Program Authority Revenue Notes Series 2016B 06/30/17	2.000%	5,000,000	5,045,850
City of Torrance Unlimited General Obligation Notes TRAN Series 2016 07/06/17	2.000%	3,000,000	3,023,610
County of Kern Unlimited General Obligation Notes TRAN Series 2016 06/30/17	3.000%	2,000,000	2,030,720
Total			10,100,180
WATER & SEWER 1.9%
Eastern Municipal Water District Refunding Revenue Bonds Series 2016A(e) 07/01/38	0.720%	2,500,000	2,500,000
Irvine Ranch Water District Refunding Special Assessment Bonds Series 2016A-2(e) 10/01/37	0.710%	2,900,000	2,900,000
Metropolitan Water District of Southern California Refunding Revenue Bonds VRDN Series 2011A-4(e) 07/01/36	1.010%	4,000,000	4,001,160
Total			9,401,160
Total Municipal Short Term (Cost: $19,502,803)			19,501,340
Total Investments (Cost: $443,037,307)			470,429,552
Other Assets & Liabilities, Net			12,504,837
Net Assets			482,934,389

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE CALIFORNIA INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Notes to Portfolio of Investments

(a)  Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund's Board of Trustees. At October 31, 2016, the value of these securities amounted to $8,786,263 or 1.82% of net assets.

(b)  Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(c)  Zero coupon bond.

(d)  Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At October 31, 2016, the value of these securities amounted to $3,236,679 or 0.67% of net assets.

(e)  Variable rate security.

(f)  The Fund is entitled to receive principal and interest from the guarantor after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity.

Abbreviation Legend

AGM  Assured Guaranty Municipal Corporation

AMBAC  Ambac Assurance Corporation

BAM  Build America Mutual Assurance Co.

NPFGC  National Public Finance Guarantee Corporation

TRAN  Tax & Revenue Anticipation Note

VRDN  Variable Rate Demand Note

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE CALIFORNIA INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Fair Value Measurements (continued)

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at October 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Municipal Bonds	—	429,738,212	—	429,738,212
Floating Rate Notes	—	21,190,000	—	21,190,000
Municipal Short Term	—	19,501,340	—	19,501,340
Total Investments	—	470,429,552	—	470,429,552

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE CALIFORNIA INTERMEDIATE MUNI BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2016 (Unaudited)

Assets
Investments, at value
(identified cost $443,037,307)	$470,429,552
Cash	11,643,077
Receivable for:
Investments sold	262,178
Capital shares sold	2,139,839
Interest	5,291,427
Expense reimbursement due from Investment Manager	6,291
Prepaid expenses	3,503
Other assets	3,639
Total assets	489,779,506
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	3,714,798
Capital shares purchased	1,873,421
Dividend distributions to shareholders	1,057,951
Management services fees	18,487
Distribution and/or service fees	2,325
Transfer agent fees	58,510
Compensation of board members	85,673
Chief compliance officer expenses	27
Other expenses	33,925
Total liabilities	6,845,117
Net assets applicable to outstanding capital stock	$482,934,389
Represented by
Paid-in capital	$458,513,866
Excess of distributions over net investment income	(51,814)
Accumulated net realized loss	(2,919,908)
Unrealized appreciation (depreciation) on:
Investments	27,392,245
Total — representing net assets applicable to outstanding capital stock	$482,934,389

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE CALIFORNIA INTERMEDIATE MUNI BOND FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

October 31, 2016 (Unaudited)

Class A
Net assets	$48,611,988
Shares outstanding	4,578,197
Net asset value per share	$10.62
Maximum offering price per share(a)	$10.95
Class B
Net assets	$10,313
Shares outstanding	971
Net asset value per share	$10.62
Class C
Net assets	$15,835,041
Shares outstanding	1,492,237
Net asset value per share	$10.61
Class R4
Net assets	$864,517
Shares outstanding	81,644
Net asset value per share	$10.59
Class R5
Net assets	$11,137,296
Shares outstanding	1,054,077
Net asset value per share	$10.57
Class Z
Net assets	$406,475,234
Shares outstanding	38,369,724
Net asset value per share	$10.59

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 3.00%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE CALIFORNIA INTERMEDIATE MUNI BOND FUND

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2016 (Unaudited)

Net investment income
Income:
Interest	$7,477,907
Total income	7,477,907
Expenses:
Management services fees	1,121,649
Distribution and/or service fees
Class A	64,699
Class B	53
Class C	80,512
Transfer agent fees
Class A	45,597
Class B	9
Class C	14,169
Class R4	938
Class R5	1,249
Class Z	357,445
Compensation of board members	13,840
Custodian fees	2,125
Printing and postage fees	15,560
Registration fees	18,745
Audit fees	15,088
Legal fees	6,371
Chief compliance officer expenses	27
Other	8,275
Total expenses	1,766,351
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(444,364)
Expense reductions	(20)
Total net expenses	1,321,967
Net investment income	6,155,940
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(44,224)
Net realized loss	(44,224)
Net change in unrealized appreciation (depreciation) on:
Investments	(4,946,735)
Net change in unrealized depreciation	(4,946,735)
Net realized and unrealized loss	(4,990,959)
Net increase in net assets resulting from operations	$1,164,981

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE CALIFORNIA INTERMEDIATE MUNI BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2016 (Unaudited)	Year Ended April 30, 2016
Operations
Net investment income	$6,155,940	$11,392,033
Net realized loss	(44,224)	(495,635)
Net change in unrealized appreciation (depreciation)	(4,946,735)	9,771,491
Net increase in net assets resulting from operations	1,164,981	20,667,889
Distributions to shareholders
Net investment income
Class A	(610,995)	(1,239,276)
Class B	(85)	(188)
Class C	(129,605)	(260,473)
Class R4	(13,815)	(43,037)
Class R5	(67,983)	(73,549)
Class Z	(5,300,117)	(9,808,850)
Total distributions to shareholders	(6,122,600)	(11,425,373)
Increase in net assets from capital stock activity	38,546,448	48,008,321
Total increase in net assets	33,588,829	57,250,837
Net assets at beginning of period	449,345,560	392,094,723
Net assets at end of period	$482,934,389	$449,345,560
Excess of distributions over net investment income	$(51,814)	$(85,154)
The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE CALIFORNIA INTERMEDIATE MUNI BOND FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	698,283	7,518,571	1,760,681	18,548,397
Distributions reinvested	52,029	559,692	108,356	1,142,708
Redemptions	(1,009,671)	(10,854,080)	(1,539,501)	(16,170,145)
Net increase (decrease)	(259,359)	(2,775,817)	329,536	3,520,960
Class B shares
Redemptions(a)	—	—	(1)	(11)
Net (decrease)	—	—	(1)	(11)
Class C shares
Subscriptions	306,871	3,309,218	414,836	4,369,494
Distributions reinvested	8,261	88,805	17,992	189,597
Redemptions	(180,678)	(1,932,768)	(310,920)	(3,289,449)
Net increase	134,454	1,465,255	121,908	1,269,642
Class R4 shares
Subscriptions	32,373	347,723	250,266	2,610,592
Distributions reinvested	1,274	13,676	4,055	42,747
Redemptions	(88,293)	(950,017)	(168,599)	(1,777,812)
Net increase (decrease)	(54,646)	(588,618)	85,722	875,527
Class R5 shares
Subscriptions	866,702	9,264,030	171,807	1,797,462
Distributions reinvested	6,361	67,840	6,974	73,249
Redemptions	(84,219)	(898,973)	(80,014)	(843,943)
Net increase	788,844	8,432,897	98,767	1,026,768
Class Z shares
Subscriptions	6,499,873	69,822,782	9,935,309	104,477,029
Distributions reinvested	101,729	1,091,808	163,982	1,725,626
Redemptions	(3,626,951)	(38,901,859)	(6,173,525)	(64,887,220)
Net increase	2,974,651	32,012,731	3,925,766	41,315,435
Total net increase	3,583,944	38,546,448	4,561,698	48,008,321

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE CALIFORNIA INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended October 31, 2016		Year Ended April 30,										Year Ended March 31,
Class A	(Unaudited)		2016		2015		2014		2013		2012(a)		2012
Per share data
Net asset value, beginning of period	$10.72		$10.50		$10.42		$10.68		$10.47		$10.37		$9.65
Income from investment operations:
Net investment income	0.13		0.27		0.29		0.32		0.32		0.03		0.32
Net realized and unrealized gain (loss)	(0.10)		0.22		0.08		(0.26)		0.21		0.10		0.72
Total from investment operations	0.03		0.49		0.37		0.06		0.53		0.13		1.04
Less distributions to shareholders:
Net investment income	(0.13)		(0.27)		(0.29)		(0.32)		(0.32)		(0.03)		(0.32)
Total distributions to shareholders	(0.13)		(0.27)		(0.29)		(0.32)		(0.32)		(0.03)		(0.32)
Net asset value, end of period	$10.62		$10.72		$10.50		$10.42		$10.68		$10.47		$10.37
Total return	0.26%		4.76%		3.60%		0.64%		5.12%		1.22%		10.87%
Ratios to average net assets(b)
Total gross expenses	0.92	%(c)	0.94%		0.95%		0.96%		0.96%		1.00	%(c)	1.00%
Total net expenses(d)	0.74	%(c)(e)	0.74	%(e)	0.74	%(e)	0.74	%(e)	0.73	%(e)	0.73	%(c)	0.74	%(e)
Net investment income	2.37	%(c)	2.58%		2.76%		3.10%		3.01%		3.11	%(c)	3.13%
Supplemental data
Net assets, end of period (in thousands)	$48,612		$51,869		$47,317		$33,140		$29,398		$20,180		$18,858
Portfolio turnover	3%		8%		6%		12%		8%		0%		9%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE CALIFORNIA INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2016		Year Ended April 30,									Year Ended March 31,
Class B	(Unaudited)		2016		2015		2014		2013	2012(a)		2012
Per share data
Net asset value, beginning of period	$10.72		$10.50		$10.42		$10.68		$10.47	$10.37		$9.64
Income from investment operations:
Net investment income	0.09		0.19		0.22		0.24		0.24	0.02		0.25
Net realized and unrealized gain (loss)	(0.10)		0.22		0.07		(0.26)		0.21	0.10		0.71
Total from investment operations	(0.01)		0.41		0.29		(0.02)		0.45	0.12		0.96
Less distributions to shareholders:
Net investment income	(0.09)		(0.19)		(0.21)		(0.24)		(0.24)	(0.02)		(0.23)
Total distributions to shareholders	(0.09)		(0.19)		(0.21)		(0.24)		(0.24)	(0.02)		(0.23)
Net asset value, end of period	$10.62		$10.72		$10.50		$10.42		$10.68	$10.47		$10.37
Total return	(0.12%)		3.99%		2.82%		(0.11%)		4.34%	1.16%		10.04%
Ratios to average net assets(b)
Total gross expenses	1.66	%(c)	1.69%		1.70%		1.71%		1.70%	1.78	%(c)	1.96%
Total net expenses(d)	1.49	%(c)(e)	1.49	%(e)	1.49	%(e)	1.49	%(e)	1.48%	1.48	%(c)	1.56	%(e)
Net investment income	1.62	%(c)	1.83%		2.04%		2.36%		2.26%	2.38	%(c)	2.53%
Supplemental data
Net assets, end of period (in thousands)	$10		$10		$10		$27		$20	$3		$3
Portfolio turnover	3%		8%		6%		12%		8%	0%		9%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE CALIFORNIA INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2016		Year Ended April 30,										Year Ended March 31,
Class C	(Unaudited)		2016		2015		2014		2013		2012(a)		2012
Per share data
Net asset value, beginning of period	$10.72		$10.49		$10.42		$10.67		$10.47		$10.37		$9.64
Income from investment operations:
Net investment income	0.09		0.19		0.21		0.24		0.24		0.02		0.24
Net realized and unrealized gain (loss)	(0.11)		0.23		0.07		(0.25)		0.20		0.10		0.73
Total from investment operations	(0.02)		0.42		0.28		(0.01)		0.44		0.12		0.97
Less distributions to shareholders:
Net investment income	(0.09)		(0.19)		(0.21)		(0.24)		(0.24)		(0.02)		(0.24)
Total distributions to shareholders	(0.09)		(0.19)		(0.21)		(0.24)		(0.24)		(0.02)		(0.24)
Net asset value, end of period	$10.61		$10.72		$10.49		$10.42		$10.67		$10.47		$10.37
Total return	(0.22%)		4.08%		2.72%		(0.02%)		4.24%		1.16%		10.15%
Ratios to average net assets(b)
Total gross expenses	1.67	%(c)	1.69%		1.70%		1.71%		1.71%		1.75	%(c)	1.73%
Total net expenses(d)	1.49	%(c)(e)	1.49	%(e)	1.49	%(e)	1.49	%(e)	1.48	%(e)	1.48	%(c)	1.49	%(e)
Net investment income	1.61	%(c)	1.83%		2.01%		2.35%		2.25%		2.36	%(c)	2.38%
Supplemental data
Net assets, end of period (in thousands)	$15,835		$14,549		$12,965		$9,253		$8,004		$4,384		$4,223
Portfolio turnover	3%		8%		6%		12%		8%		0%		9%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE CALIFORNIA INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2016		Year Ended April 30,
Class R4	(Unaudited)		2016		2015		2014		2013(a)
Per share data
Net asset value, beginning of period	$10.69		$10.46		$10.39		$10.64		$10.54
Income from investment operations:
Net investment income	0.14		0.29		0.32		0.34		0.04
Net realized and unrealized gain (loss)	(0.10)		0.24		0.07		(0.25)		0.10
Total from investment operations	0.04		0.53		0.39		0.09		0.14
Less distributions to shareholders:
Net investment income	(0.14)		(0.30)		(0.32)		(0.34)		(0.04)
Total distributions to shareholders	(0.14)		(0.30)		(0.32)		(0.34)		(0.04)
Net asset value, end of period	$10.59		$10.69		$10.46		$10.39		$10.64
Total return	0.38%		5.13%		3.76%		0.98%		1.32%
Ratios to average net assets(b)
Total gross expenses	0.67	%(c)	0.69%		0.70%		0.70%		0.56	%(c)
Total net expenses(d)	0.49	%(c)(e)	0.49	%(e)	0.49	%(e)	0.49	%(e)	0.44	%(c)
Net investment income	2.61	%(c)	2.81%		3.02%		3.46%		3.27	%(c)
Supplemental data
Net assets, end of period (in thousands)	$865		$1,457		$529		$52		$3
Portfolio turnover	3%		8%		6%		12%		8%

Notes to Financial Highlights

(a)  Based on operations from March 19, 2013 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA AMT-FREE CALIFORNIA INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2016		Year Ended April 30,
Class R5	(Unaudited)		2016	2015	2014	2013(a)
Per share data
Net asset value, beginning of period	$10.67		$10.44	$10.37	$10.63	$10.63
Income from investment operations:
Net investment income	0.15		0.31	0.32	0.35	0.16
Net realized and unrealized gain (loss)	(0.10)		0.23	0.08	(0.26)	0.01
Total from investment operations	0.05		0.54	0.40	0.09	0.17
Less distributions to shareholders:
Net investment income	(0.15)		(0.31)	(0.33)	(0.35)	(0.17)
Total distributions to shareholders	(0.15)		(0.31)	(0.33)	(0.35)	(0.17)
Net asset value, end of period	$10.57		$10.67	$10.44	$10.37	$10.63
Total return	0.43%		5.23%	3.85%	0.98%	1.57%
Ratios to average net assets(b)
Total gross expenses	0.56	%(c)	0.55%	0.55%	0.58%	0.50	%(c)
Total net expenses(d)	0.40	%(c)	0.39%	0.40%	0.40%	0.39	%(c)
Net investment income	2.73	%(c)	2.93%	3.09%	3.47%	3.28	%(c)
Supplemental data
Net assets, end of period (in thousands)	$11,137		$2,829	$1,738	$341	$3
Portfolio turnover	3%		8%	6%	12%	8%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE CALIFORNIA INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2016		Year Ended April 30,										Year Ended March 31,
Class Z	(Unaudited)		2016		2015		2014		2013		2012(a)		2012
Per share data
Net asset value, beginning of period	$10.70		$10.47		$10.40		$10.65		$10.45		$10.35		$9.63
Income from investment operations:
Net investment income	0.14		0.30		0.32		0.34		0.35		0.03		0.34
Net realized and unrealized gain (loss)	(0.11)		0.23		0.07		(0.25)		0.20		0.10		0.72
Total from investment operations	0.03		0.53		0.39		0.09		0.55		0.13		1.06
Less distributions to shareholders:
Net investment income	(0.14)		(0.30)		(0.32)		(0.34)		(0.35)		(0.03)		(0.34)
Total distributions to shareholders	(0.14)		(0.30)		(0.32)		(0.34)		(0.35)		(0.03)		(0.34)
Net asset value, end of period	$10.59		$10.70		$10.47		$10.40		$10.65		$10.45		$10.35
Total return	0.29%		5.12%		3.76%		0.98%		5.29%		1.24%		11.16%
Ratios to average net assets(b)
Total gross expenses	0.68	%(c)	0.69%		0.70%		0.71%		0.71%		0.75	%(c)	0.74%
Total net expenses(d)	0.49	%(c)(e)	0.49	%(e)	0.49	%(e)	0.49	%(e)	0.48	%(e)	0.48	%(c)	0.50	%(e)
Net investment income	2.62	%(c)	2.83%		3.02%		3.35%		3.27%		3.35	%(c)	3.39%
Supplemental data
Net assets, end of period (in thousands)	$406,475		$378,630		$329,535		$260,101		$281,301		$254,981		$252,647
Portfolio turnover	3%		8%		6%		12%		8%		0%		9%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE CALIFORNIA INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS

October 31, 2016 (Unaudited)

Note 1. Organization

Columbia AMT-Free California Intermediate Muni Bond Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class R4, Class R5 and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. In addition, Class A shares purchased on or after February 19, 2015 are subject to a contingent deferred sales charge (CDSC) of 0.75% on certain investments of $500,000 or more if redeemed within 12 months after purchase. Redemptions of Class A shares purchased prior to February 19, 2015, without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase, are subject to a CDSC of 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 3.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.

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COLUMBIA AMT-FREE CALIFORNIA INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016 (Unaudited)

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt and taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may

Semiannual Report 2016
29

COLUMBIA AMT-FREE CALIFORNIA INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016 (Unaudited)

be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Investment Company Reporting Modernization

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.

Note 3. Fees and Other Transactions with Affiliates

Management Services Fees

The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.47% to 0.31% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended October 31, 2016 was 0.47% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, prior to October 1, 2016, the Transfer Agent also received sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). Effective October 1, 2016, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts up to the lesser of the amount charged by the servicing agent or a cap established by the Board from time to time.

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares.

For the six months ended October 31, 2016, the Fund's annualized effective transfer agency fee rates as a

Semiannual Report 2016
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COLUMBIA AMT-FREE CALIFORNIA INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016 (Unaudited)

percentage of average daily net assets of each class were as follows:

Class A	0.18%
Class B	0.17
Class C	0.18
Class R4	0.18
Class R5	0.05
Class Z	0.18

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2016, these minimum account balance fees reduced total expenses of the Fund by $20.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B and Class C shares of the Fund and a monthly distribution fee at the maximum annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares of the Fund.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $16,985 for Class A, $0 for Class B and

$699 for Class C shares for the six months ended October 31, 2016.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	September 1, 2016 Through August 31, 2017	Prior to September 1, 2016
Class A	0.74%	0.74%
Class B	1.49	1.49
Class C	1.49	1.49
Class R4	0.49	0.49
Class R5	0.41	0.39
Class Z	0.49	0.49

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Semiannual Report 2016
31

COLUMBIA AMT-FREE CALIFORNIA INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016 (Unaudited)

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At October 31, 2016, the cost of investments for federal income tax purposes was approximately $447,506,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$28,224,000
Unrealized depreciation	(831,000)
Net unrealized appreciation	$27,393,000

The following capital loss carryforwards, determined as of April 30, 2016, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2017	10,109
No expiration — short-term	2,865,575
Total	2,875,684

Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $40,667,755 and $12,830,000, respectively, for the six months ended October 31, 2016. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Line of Credit

The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended October 31, 2016.

Note 7. Significant Risks

Shareholder Concentration Risk

At October 31, 2016, one unaffiliated shareholder of record owned 68.2% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund's portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Semiannual Report 2016
32

COLUMBIA AMT-FREE CALIFORNIA INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016 (Unaudited)

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund's performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund's investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Geographic Concentration Risk

Because the Fund invests substantially in municipal securities issued by the state identified in the Fund's name and political sub-divisions of that state, the Fund will be particularly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state's financial, economic or other condition and prospects. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal and other securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.

Note 8. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 9. Information Regarding Pending and Settled Legal Proceedings

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2016
33

COLUMBIA AMT-FREE CALIFORNIA INTERMEDIATE MUNI BOND FUND

APPROVAL OF MANAGEMENT AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia AMT-Free California Intermediate Muni Bond Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March and April 2016, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented in February, March and April were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, the Chair of the Board and/or the Chair of the Contracts Committee, and the final materials were revised to contain information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Management Agreement.

The Board, at its June 13-15, 2016 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of management agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

Nature, Extent and Quality of Services Provided by Columbia Threadneedle

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Threadneedle, as well as its organization, expertise, resources and capabilities.

The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, the relatively recent change in the leadership of equity department oversight, improvements in technology research and the use of research analysts' model portfolios to highlight best ideas and improve implementation. The Independent Trustees further noted the restructured investment risk management department and its additional resources, including the new head of multi-asset investment risk. They also observed the relatively recent 5P leadership transition, and the additional staff and resources dedicated to the 5P team. The Board also noted the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle's ability to attract and retain key portfolio management personnel.

In connection with the Board's evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2015 in the performance of administrative services, and noted the various enhancements anticipated for 2016. In evaluating the quality of services provided under the Management Agreement, the Independent Trustees also took into account the organization and strength of the Fund's and its service providers' compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity's ability to carry out its responsibilities under the

Semiannual Report 2016
34

COLUMBIA AMT-FREE CALIFORNIA INTERMEDIATE MUNI BOND FUND

APPROVAL OF MANAGEMENT AGREEMENT (continued)

Management Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet.

The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Threadneedle and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Threadneedle's profitability.

The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in its analysis of the Funds' performance and expenses, the reasonableness of the Funds' fee rates, the reasonableness of Columbia Threadneedle's profitability, and JDL's conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the comparison universe of the Fund). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer universe's median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board took into account JDL's conclusion that 2015 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2015 the Board had concluded that 2014 profitability was reasonable and that Columbia Threadneedle generated 2015 profitability that only slightly exceeded 2014 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its

Semiannual Report 2016
35

COLUMBIA AMT-FREE CALIFORNIA INTERMEDIATE MUNI BOND FUND

APPROVAL OF MANAGEMENT AGREEMENT (continued)

personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 15, 2016, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

Semiannual Report 2016
36

COLUMBIA AMT-FREE CALIFORNIA INTERMEDIATE MUNI BOND FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016
37

Columbia AMT-Free California Intermediate Muni Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

investor.columbiathreadneedleus.com

SAR122_04_F01_(12/16)

SEMIANNUAL REPORT

October 31, 2016

COLUMBIA AMT-FREE NORTH CAROLINA INTERMEDIATE MUNI BOND FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $460 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 13th largest manager of long-term mutual fund assets in the U.S.** and the 4th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams' investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

  *  In U.S. dollars as of June 30, 2016. Source: Ameriprise Q2 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle group of companies. Contact us for more current data.

  **  Source: ICI as of June 30, 2016 for Columbia Management Investment Advisers, LLC.

  ***  Source: Investment Association as of March 2016 for Threadneedle Asset Management Limited.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

PRESIDENT'S MESSAGE

Dear Shareholders,

While emotions have run high following the outcome of the U.S. Presidential election, it remains unclear how the Trump presidency will unfold in terms of policy. We have a sense of the priorities espoused by the president-elect over the past eighteen months, but campaign priorities are not always realized and are often never pursued. What seems certain is that, while some investors have already priced expectations into the market, others have retreated, preferring instead a wait and see approach. The outcome of such behaviors appears to have created conditions ripe for ongoing market volatility.

While volatility in the financial markets can be stressful, volatility itself is not a new phenomenon. Other factors that have been at the root cause of recent volatility include uncertainty following the United Kingdom's vote to exit the European Union (Brexit), speculation around the Federal Reserve's decision to increase interest rates, divergent central bank policy and geopolitical unrest. The point is, financial markets have fluctuated for years and may be expected to continue to fluctuate — sometimes wildly. If anything, such volatility seems to be the new normal, perhaps exacerbated by access to information and development of technological tools which have enabled investors to react rapidly to real and perceived change. So what can you do?

Position your portfolio for the reality of market volatility

That there is a historical precedent for market volatility, or even an acceptance that it may persist, offers little comfort. A measured and strategic approach remains the best strategy for investors to stay on track in achieving their investment goals.

Step 1: Review your investment goals

Take this opportunity to review your investment goals and the strategies you are pursuing to achieve those goals in order to remain focused on what's important to you. It is entirely possible that your goals have changed in response either to your life situation or to changes in the market. Accept what you can't control — volatility, and focus on what you can — your investment goals and strategies.

Step 2: Reassess your risk tolerance

Sit down with your financial advisor to discuss your investment goals and strategies, as well as any changes to your tolerance for risk. Consider your investment horizon. Increased market volatility and a new investment horizon may impact the strategies that can best help you achieve your investment goals. Remember, achieving your investment goals may require a certain amount of risk. Ultimately, you must maintain vigilance in reassessing your risk tolerance and the strategies you have selected in pursuit of your investment goals, and awareness of how those strategies may react to market volatility.

Step 3: Remain calm and focus on your long-term plan

Remember, investing is about the long game. Short term events are not necessarily evidence of a longer term reality. Investors who attempt to time the market too often end up reacting to a down turn by selling low and then compounding the problem by waiting on the sidelines, ultimately missing the right opportunity to reinvest.

As long as there is a market, there will be volatility. How you respond to that volatility can make a big difference in the measure of your success as an investor. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for the reality of ongoing volatility and, perhaps, even turn such volatility into investment opportunity.

Best regards,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2016

COLUMBIA AMT-FREE NORTH CAROLINA INTERMEDIATE MUNI BOND FUND

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Performance Overview	3
Portfolio Overview	4
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	14
Statement of Operations	16
Statement of Changes in Net Assets	17
Financial Highlights	19
Notes to Financial Statements	24
Approval of Management Agreement	30
Important Information About This Report	33

Semiannual Report 2016

COLUMBIA AMT-FREE NORTH CAROLINA INTERMEDIATE MUNI BOND FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia AMT-Free North Carolina Intermediate Muni Bond Fund (the Fund) Class A shares returned -0.15% excluding sales charges for the six-month period that ended October 31, 2016. Class Z shares of the Fund returned -0.02% for the same time period.

■  The Fund's benchmark, the Bloomberg Barclays 3-15 Year Blend Municipal Bond Index, returned 0.28% during the same time period.

Average Annual Total Returns (%) (for period ended October 31, 2016)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	12/14/92
Excluding sales charges		-0.15	2.50	2.70	3.17
Including sales charges		-3.14	-0.61	2.07	2.86
Class B	06/07/93
Excluding sales charges		-0.53	1.64	1.88	2.39
Including sales charges		-3.49	-1.36	1.88	2.39
Class C	12/16/92
Excluding sales charges		-0.62	1.64	1.91	2.40
Including sales charges		-1.61	0.64	1.91	2.40
Class R4*	03/19/13	-0.02	2.75	2.96	3.42
Class Z	12/11/92	-0.02	2.66	2.96	3.42
Bloomberg Barclays 3-15 Year Blend Municipal Bond Index		0.28	3.38	3.81	4.53

Returns for Class A are shown with and without the maximum initial sales charge of 3.00%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

The Bloomberg Barclays 3-15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016
3

COLUMBIA AMT-FREE NORTH CAROLINA INTERMEDIATE MUNI BOND FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Management

Brian McGreevy

Paul Fuchs, CFA*

*Effective September 2016, Mr. Fuchs was named a Portfolio Manager of the Fund.

Quality Breakdown (%) (at October 31, 2016)
AAA rating	15.6
AA rating	50.7
A rating	25.2
BBB rating	2.4
BB rating	1.0
Not rated	5.1
Total	100.0

Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated." Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

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COLUMBIA AMT-FREE NORTH CAROLINA INTERMEDIATE MUNI BOND FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

May 1, 2016 – October 31, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	998.50	1,021.24	4.10	4.15	0.81
Class B	1,000.00	1,000.00	994.70	1,017.44	7.89	7.98	1.56
Class C	1,000.00	1,000.00	993.80	1,017.44	7.88	7.98	1.56
Class R4	1,000.00	1,000.00	999.80	1,022.50	2.84	2.87	0.56
Class Z	1,000.00	1,000.00	999.80	1,022.50	2.84	2.87	0.56

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

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5

COLUMBIA AMT-FREE NORTH CAROLINA INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS

October 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal Bonds 97.9%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
AIRPORT 1.4%
Raleigh Durham Airport Authority Refunding Revenue Bonds Series 2010A 05/01/23	5.000%	3,000,000	3,394,380
HIGHER EDUCATION 8.9%
Appalachian State University Refunding Revenue Bonds Series 2016A 10/01/26	5.000%	325,000	408,382
Series 2016B 10/01/20	5.000%	1,380,000	1,581,452
East Carolina University Revenue Bonds General Series 2014A 10/01/31	5.000%	1,900,000	2,261,057
Series 2016A 10/01/30	4.000%	2,000,000	2,234,280
North Carolina Agricultural & Technical State University Refunding Revenue Bonds General Purpose Series 2015A 10/01/32	5.000%	2,000,000	2,371,040
North Carolina Capital Facilities Finance Agency Refunding Revenue Bonds Wake Forest University Series 2016 01/01/35	4.000%	1,280,000	1,405,837
Unrefunded Revenue Bonds Meredith College Series 2008A 06/01/31	6.000%	970,000	1,022,361
North Carolina Central University Refunding Revenue Bonds Series 2016 10/01/28	4.000%	955,000	1,063,689
10/01/29	4.000%	625,000	686,831
University of North Carolina System Revenue Bonds General Trust Indenture Series 2009B 10/01/17	4.250%	1,000,000	1,029,850
Unrefunded Revenue Bonds Series 2008A (AGM) 10/01/22	5.000%	360,000	386,410
University of North Carolina at Charlotte (The) Revenue Bonds Series 2014 04/01/30	5.000%	1,000,000	1,177,150

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
University of North Carolina at Greensboro Refunding Revenue Bonds Series 2016 04/01/29	5.000%	390,000	476,108
04/01/30	5.000%	250,000	302,612
Revenue Bonds General Series 2014 04/01/32	5.000%	2,000,000	2,336,540
University of North Carolina at Wilmington Refunding Revenue Bonds Series 2015 06/01/29	5.000%	2,000,000	2,383,920
Total			21,127,519
HOSPITAL 12.1%
Charlotte-Mecklenburg Hospital Authority (The) Refunding Revenue Bonds Carolinas Health Care System Group Series 2007A (AGM) 01/15/20	5.000%	1,550,000	1,563,609
Series 2008A 01/15/24	5.250%	2,000,000	2,106,200
Series 2009A 01/15/21	5.000%	1,000,000	1,086,990
North Carolina Medical Care Commission Refunding Revenue Bonds Duke University Health System Series 2016 06/01/28	5.000%	2,000,000	2,574,160
Mission Health System, Inc. Series 2015 10/01/36	5.000%	2,515,000	2,938,048
Novant Health Obligation Group Series 2013 11/01/24	5.000%	530,000	627,971
Southeastern Regional Medical Center Series 2012 06/01/26	5.000%	1,000,000	1,133,790
Vidant Health Series 2012A 06/01/25	5.000%	1,500,000	1,746,450
06/01/36	5.000%	1,445,000	1,626,521
Series 2015 06/01/30	5.000%	1,000,000	1,185,240
WakeMed Series 2012A 10/01/31	5.000%	2,000,000	2,283,700
Revenue Bonds Duke University Health System Series 2012A 06/01/32	5.000%	3,635,000	4,187,593

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
6

COLUMBIA AMT-FREE NORTH CAROLINA INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Moses Cone Health System Series 2011 10/01/20	5.000%	3,215,000	3,644,363
Rex Hospital, Inc. Series 2015A 07/01/32	5.000%	1,000,000	1,180,020
Northern Hospital District of Surry County Revenue Bonds Series 2008 10/01/24	5.750%	1,000,000	1,049,770
Total			28,934,425
JOINT POWER AUTHORITY 2.0%
North Carolina Municipal Power Agency No. 1 Refunding Revenue Bonds Series 2015A 01/01/31	5.000%	2,000,000	2,401,840
Series 2016A 01/01/28	5.000%	1,500,000	1,860,945
Unrefunded Revenue Bonds Series 2009A 01/01/25	5.000%	430,000	464,645
Total			4,727,430
LOCAL APPROPRIATION 16.4%
City of Charlotte Refunding Certificate of Participation Series 2016A 12/01/25	5.000%	1,300,000	1,629,394
City of Kannapolis Revenue Bonds Series 2014 04/01/31	5.000%	1,365,000	1,593,678
City of Monroe Refunding Revenue Bonds Series 2016 03/01/33	4.000%	800,000	865,352
03/01/35	5.000%	1,000,000	1,180,460
City of Raleigh Limited Obligation Refunding Revenue Bonds Series 2016 02/01/31	4.000%	385,000	431,743
02/01/32	4.000%	775,000	863,001
City of Wilmington Refunding Revenue Bonds Series 2014A 06/01/28	5.000%	500,000	600,540
City of Winston-Salem Refunding Revenue Bonds Series 2014C 06/01/29	5.000%	750,000	897,277

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Brunswick Revenue Bonds Series 2015A 06/01/28	5.000%	250,000	303,568
06/01/29	5.000%	250,000	301,205
County of Buncombe Revenue Bonds Series 2012 06/01/28	5.000%	500,000	589,960
06/01/29	5.000%	1,000,000	1,178,750
Series 2014A 06/01/32	5.000%	1,635,000	1,934,319
County of Cabarru Revenue Bonds Installment Financing Contract Series 2016 04/01/28	5.000%	1,000,000	1,241,770
County of Catawba Revenue Bonds Series 2011 10/01/22	5.000%	400,000	466,888
County of Cumberland Refunding Certificate of Participation Improvement Projects Series 2009-B1 12/01/21	5.000%	2,775,000	3,088,991
County of Dare Refunding Revenue Bonds Series 2016A 06/01/31	4.000%	225,000	247,354
County of Davidson Revenue Bonds Series 2016 06/01/29	5.000%	1,000,000	1,234,820
County of Duplin Revenue Bonds Series 2016 04/01/34	5.000%	1,000,000	1,177,350
County of Johnston Revenue Bonds Series 2014 06/01/28	5.000%	1,000,000	1,219,400
County of Martin Refunding Revenue Bonds Water & Sewer District Series 2014 06/01/30	4.000%	730,000	795,715
County of Moore Revenue Bonds Series 2010 06/01/24	5.000%	1,635,000	1,824,742

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
7

COLUMBIA AMT-FREE NORTH CAROLINA INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of New Hanover Refunding Certificate of Participation Series 2005B (AMBAC) 09/01/18	5.000%	1,755,000	1,880,079
County of Onslow Revenue Bonds Series 2015 06/01/27	4.000%	405,000	462,445
County of Pender Revenue Bonds Series 2015 04/01/27	5.000%	1,165,000	1,410,897
04/01/28	5.000%	1,290,000	1,550,748
County of Randolph Refunding Revenue Bonds Series 2013C 10/01/26	5.000%	1,500,000	1,867,800
County of Union Refunding Revenue Bonds Series 2012 12/01/24	5.000%	1,715,000	2,147,935
County of Wilkes Refunding Revenue Bonds Series 2015 06/01/27	5.000%	500,000	605,330
06/01/29	5.000%	500,000	596,410
Durham Capital Financing Corp. Refunding Revenue Bonds Series 2016 12/01/28	5.000%	630,000	791,538
Durham Capital Financing Corp Refunding Revenue Bonds Series 2016 12/01/29	5.000%	1,100,000	1,370,765
Jacksonville Public Facilities Corp. Limited Obligation Revenue Bonds Series 2012 04/01/26	5.000%	1,075,000	1,250,719
Orange County Public Facilities Co. Revenue Bonds Series 2012 10/01/24	5.000%	1,325,000	1,584,952
Total			39,185,895
LOCAL GENERAL OBLIGATION 6.5%
City of Raleigh Unlimited General Obligation Refunding Bonds Series 2016A 09/01/27	5.000%	2,000,000	2,615,060

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Winston-Salem Unlimited General Obligation Bonds Series 2016B 06/01/23	5.000%	1,935,000	2,380,979
County of Henderson Revenue Bonds Series 2015 10/01/30	5.000%	500,000	604,680
County of New Hanover Unlimited General Obligation Refunding Bonds Series 2009 12/01/17	5.000%	1,170,000	1,223,305
Series 2016 08/01/27	4.000%	820,000	970,921
County of Pitt(a) Refunding Revenue Bonds Series 2017 04/01/22	5.000%	750,000	868,650
04/01/24	5.000%	410,000	490,708
04/01/25	5.000%	520,000	629,190
County of Stanly Unlimited General Obligation Refunding Bonds Series 2010 02/01/18	4.000%	1,500,000	1,558,830
County of Wake Unlimited General Obligation Refunding Bonds Series 2010C 03/01/22	5.000%	2,000,000	2,392,460
Unrefunded Unlimited General Obligation Public Improvement Bonds Series 2009 03/01/20	5.000%	1,565,000	1,712,110
Total			15,446,893
MULTI-FAMILY 2.1%
North Carolina Capital Facilities Finance Agency Refunding Revenue Bonds North Carolina A&T University Foundation Project Series 2015A 06/01/28	5.000%	1,000,000	1,161,010
University of North Carolina at Wilmington Refunding Revenue Bonds Student Housing Projects Series 2016 06/01/29	4.000%	1,000,000	1,123,410
Western Carolina University Limited Obligation Refunding Revenue Bonds Student Housing Series 2016 (AGM) 06/01/27	5.000%	500,000	615,070
06/01/28	5.000%	1,000,000	1,220,670
06/01/29	5.000%	800,000	969,424
Total			5,089,584

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA AMT-FREE NORTH CAROLINA INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
MUNICIPAL POWER 2.5%
City of Concord Utilities Systems Refunding Revenue Bonds Series 2009B 12/01/19	5.000%	1,500,000	1,677,660
City of Fayetteville Public Works Commission Revenue Bonds Series 2014 03/01/27	4.000%	1,250,000	1,419,738
Greenville Utilities Commission Refunding Revenue Bonds Series 2016 04/01/31	5.000%	1,000,000	1,221,020
Revenue Bonds Series 2008A (AGM) 11/01/18	5.000%	1,040,000	1,120,080
Guam Power Authority Refunding Revenue Bonds Series 2012A (AGM)(b) 10/01/24	5.000%	520,000	610,355
Total			6,048,853
PORTS 0.9%
North Carolina State Ports Authority Revenue Bonds Senior Lien Series 2010B 02/01/25	5.000%	2,000,000	2,192,180
REFUNDED / ESCROWED 22.8%
Albemarle Hospital Authority Prerefunded 10/01/17 Revenue Bonds Series 2007 10/01/21	5.250%	2,000,000	2,081,580
10/01/27	5.250%	1,000,000	1,040,790
Cape Fear Public Utility Authority Prerefunded 04/01/18 Revenue Bonds Series 2008 08/01/20	5.000%	1,000,000	1,072,040
City of High Point Combined Water & Sewer System Prerefunded 11/01/18 Revenue Bonds Series 2008 (AGM) 11/01/24	5.000%	1,000,000	1,081,640
11/01/25	5.000%	1,000,000	1,081,640
City of Winston-Salem Water & Sewer System Prerefunded 06/01/17 Revenue Bonds Series 2007A 06/01/19	5.000%	3,000,000	3,073,710
Prerefunded 06/01/19 Revenue Bonds Series 2009 06/01/23	5.000%	1,000,000	1,102,380

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Brunswick Enterprise Systems Prerefunded 04/01/18 Revenue Bonds Series 2008A 04/01/20	5.000%	1,915,000	2,027,085
04/01/22	5.000%	1,390,000	1,471,357
County of Cabarrus Prerefunded 06/01/18 Certificates of Participation Installment Financing Contract Series 2008C 06/01/22	5.000%	1,545,000	1,646,074
County of Craven Prerefunded 06/01/17 Certificate of Participation Series 2007 (NPFGC) 06/01/18	5.000%	2,825,000	2,895,568
06/01/19	5.000%	1,825,000	1,870,588
County of Harnett Prerefunded 06/01/19 Certificate of Participation Series 2009 06/01/22	5.000%	1,880,000	2,071,459
County of Mecklenburg Prerefunded 02/01/19 Certificate of Participation Series 2009A 02/01/23	5.000%	1,000,000	1,090,090
County of Wake Prerefunded 03/01/19 Unlimited General Obligation Public Improvement Bonds Series 2009 03/01/20	5.000%	935,000	1,022,245
Revenue Bonds Series 1993 Escrowed to Maturity (NPFGC) 10/01/26	5.125%	3,065,000	3,545,929
North Carolina Capital Facilities Finance Agency Prerefunded 01/01/19 Revenue Bonds Wake Forest University Series 2009 01/01/26	5.000%	1,000,000	1,086,410
Prerefunded 06/01/18 Revenue Bonds Meredith College Series 2008A 06/01/31	6.000%	30,000	32,414
North Carolina Eastern Municipal Power Agency Prerefunded 01/01/18 Revenue Bonds Series 2008A (AGM) 01/01/19	5.250%	1,500,000	1,576,080
Prerefunded 01/01/19 Revenue Bonds Series 2009B 01/01/26	5.000%	2,250,000	2,439,855
Prerefunded 01/01/22 Revenue Bonds Series 1988A 01/01/26	6.000%	1,000,000	1,239,190
Refunding Revenue Bonds Series 1993B Escrowed to Maturity (NPFGC) 01/01/22	6.000%	1,000,000	1,239,190

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
9

COLUMBIA AMT-FREE NORTH CAROLINA INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 1993B Escrowed to Maturity (NPFGC/IBC) 01/01/22	6.000%	3,000,000	3,707,370
North Carolina Infrastructure Finance Corp. Prerefunded 05/01/17 Certificate of Participation Capital Improvement Series 2007A (AGM) 05/01/24	5.000%	2,570,000	2,625,204
North Carolina Medical Care Commission Prerefunded 11/01/17 Revenue Bonds Wilson Medical Center Series 2007 11/01/19	5.000%	3,385,000	3,528,862
North Carolina Municipal Power Agency No. 1 Prerefunded 01/01/18 Revenue Bonds Series 2008A 01/01/20	5.250%	2,000,000	2,101,680
Prerefunded 01/01/19 Revenue Bonds Series 2009A 01/01/25	5.000%	1,070,000	1,160,287
Puerto Rico Highways & Transportation Authority Refunding Revenue Bonds Series 2003AA Escrowed to Maturity (NPFGC)(b) 07/01/18	5.500%	3,360,000	3,613,882
University of North Carolina System Prerefunded 10/01/18 Revenue Bonds Series 2008A (AGM) 10/01/22	5.000%	655,000	706,175
10/01/22	5.000%	985,000	1,061,958
Total			54,292,732
RETIREMENT COMMUNITIES 4.2%
North Carolina Medical Care Commission Refunding Revenue Bonds 1st Mortgage-United Church Series 2015A 09/01/30	4.500%	1,000,000	1,024,690
1st Mortgage-United Methodist Series 2013A 10/01/33	5.000%	1,595,000	1,692,470
Deerfield Episcopal Retirement Community Series 2016 11/01/31	5.000%	1,500,000	1,749,060
Pennybyrn at Maryfield Series 2015 10/01/25	5.000%	1,000,000	1,147,000
Presbyterian Homes Series 2016C 10/01/31	4.000%	2,000,000	2,190,920
United Methodist Retirement Series 2016 10/01/30	5.000%	700,000	823,900

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Carolina Medical Care Commission(a) Refunding Revenue Bonds Southminster, Inc. Series 2016 10/01/25	5.000%	1,260,000	1,442,448
Total			10,070,488
SPECIAL NON PROPERTY TAX 1.2%
Territory of Guam Revenue Bonds Series 2011A (b) 01/01/31	5.000%	500,000	545,760
Virgin Islands Public Finance Authority(b) Refunding Revenue Bonds Senior Lien Series 2009B 10/01/25	5.000%	850,000	826,209
Revenue Bonds Matching Fund Loan Notes-Senior Lien Series 2010A 10/01/20	5.000%	1,560,000	1,581,512
Total			2,953,481
STATE APPROPRIATED 1.1%
State of North Carolina Refunding Revenue Bonds Series 2014B 06/01/25	5.000%	2,000,000	2,508,100
TRANSPORTATION 0.5%
State of North Carolina Revenue Bonds Vehicle — GARVEE Series 2015 03/01/27	5.000%	900,000	1,088,631
WATER & SEWER 15.3%
Cape Fear Public Utility Authority Refunding Revenue Bonds Series 2016 08/01/30	4.000%	1,000,000	1,140,190
City of Charlotte Water & Sewer System Revenue Bonds Series 2008 07/01/23	5.000%	3,000,000	3,201,420
Series 2009B 07/01/25	5.000%	5,835,000	6,631,361

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
10

COLUMBIA AMT-FREE NORTH CAROLINA INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Durham Water & Sewer Utility System Refunding Revenue Bonds Series 2016 08/01/30	3.000%	1,000,000	1,041,240
City of Gastonia Combined Utilities System Refunding Revenue Bonds Series 2009 05/01/17	4.000%	1,205,000	1,224,798
Revenue Bonds Series 2015 05/01/29	5.000%	265,000	325,083
05/01/30	5.000%	660,000	800,844
City of Greensboro Combined Water & Sewer System Refunding Revenue Bonds Series 2006 06/01/17	5.250%	2,000,000	2,053,100
06/01/22	5.250%	1,200,000	1,455,972
06/01/23	5.250%	2,000,000	2,476,740
City of Jacksonville Enterprise System Refunding Revenue Bonds Series 2016 05/01/28	5.250%	250,000	322,595
City of Raleigh Combined Enterprise System Refunding Revenue Bonds Series 2015B 12/01/25	5.000%	1,200,000	1,533,036
Revenue Bonds Series 2011 03/01/27	5.000%	800,000	921,840
City of Thomasville Combined Enterprise System Refunding Revenue Bonds Series 2012 05/01/26	4.000%	860,000	942,285
City of Winston-Salem Water & Sewer System Refunding Revenue Bonds Series 2016A 06/01/33	4.000%	2,165,000	2,428,416

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Brunswick Enterprise Systems Refunding Revenue Bonds Series 2015 04/01/26	5.000%	1,070,000	1,328,533
04/01/27	5.000%	1,500,000	1,843,725
County of Union Enterprise System Revenue Bonds Series 2015 06/01/29	5.000%	500,000	611,160
Guam Government Waterworks Authority Revenue Bonds Series 2016(b) 07/01/36	5.000%	350,000	400,446
Onslow Water & Sewer Authority Refunding Revenue Bonds Series 2016 12/01/30	4.000%	1,600,000	1,811,184
12/01/31	4.000%	1,640,000	1,842,474
Town of Carolina Beach Enterprise System Refunding Revenue Bonds Series 2016 06/01/27	5.000%	500,000	622,080
06/01/28	5.000%	375,000	463,204
Town of Fuquay-Varina Combined Utilities System Revenue Bonds Series 2016 04/01/30	5.000%	335,000	411,819
04/01/31	5.000%	450,000	550,201
Total			36,383,746
Total Municipal Bonds (Cost: $222,993,129)			233,444,337
Total Investments (Cost: $222,993,129)			233,444,337
Other Assets & Liabilities, Net			4,960,091
Net Assets			238,404,428

Notes to Portfolio of Investments

(a)  Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(b)  Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At October 31, 2016, the value of these securities amounted to $7,578,164 or 3.18% of net assets.

Abbreviation Legend

AGM  Assured Guaranty Municipal Corporation

AMBAC  Ambac Assurance Corporation

IBC  Insurance Bond Certificate

NPFGC  National Public Finance Guarantee Corporation

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE NORTH CAROLINA INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE NORTH CAROLINA INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at October 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Municipal Bonds	—	233,444,337	—	233,444,337
Total Investments	—	233,444,337	—	233,444,337

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE NORTH CAROLINA INTERMEDIATE MUNI BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2016 (Unaudited)

Assets
Investments, at value
(identified cost $222,993,129)	$233,444,337
Cash	6,178,356
Receivable for:
Capital shares sold	135,236
Interest	2,891,918
Expense reimbursement due from Investment Manager	2,644
Prepaid expenses	2,859
Other assets	3,760
Total assets	242,659,110
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	3,447,622
Capital shares purchased	92,937
Dividend distributions to shareholders	517,395
Management services fees	9,182
Distribution and/or service fees	1,185
Transfer agent fees	32,303
Compensation of board members	122,799
Chief compliance officer expenses	13
Other expenses	31,246
Total liabilities	4,254,682
Net assets applicable to outstanding capital stock	$238,404,428
Represented by
Paid-in capital	$230,100,990
Undistributed net investment income	737,032
Accumulated net realized loss	(2,884,802)
Unrealized appreciation (depreciation) on:
Investments	10,451,208
Total — representing net assets applicable to outstanding capital stock	$238,404,428

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE NORTH CAROLINA INTERMEDIATE MUNI BOND FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

October 31, 2016 (Unaudited)

Class A
Net assets	$25,635,593
Shares outstanding	2,428,138
Net asset value per share	$10.56
Maximum offering price per share(a)	$10.89
Class B
Net assets	$85,709
Shares outstanding	8,117
Net asset value per share	$10.56
Class C
Net assets	$7,977,828
Shares outstanding	755,910
Net asset value per share	$10.55
Class R4
Net assets	$3,344,527
Shares outstanding	317,156
Net asset value per share	$10.55
Class Z
Net assets	$201,360,771
Shares outstanding	19,089,853
Net asset value per share	$10.55

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 3.00%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE NORTH CAROLINA INTERMEDIATE MUNI BOND FUND

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2016 (Unaudited)

Net investment income
Income:
Interest	$3,775,441
Total income	3,775,441
Expenses:
Management services fees	565,516
Distribution and/or service fees
Class A	34,136
Class B	449
Class C	40,621
Transfer agent fees
Class A	25,474
Class B	84
Class C	7,578
Class R4	3,200
Class Z	188,107
Compensation of board members	14,613
Custodian fees	1,365
Printing and postage fees	13,277
Registration fees	16,446
Audit fees	14,915
Legal fees	5,232
Chief compliance officer expenses	13
Other	6,219
Total expenses	937,245
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(186,181)
Total net expenses	751,064
Net investment income	3,024,377
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(54,315)
Net realized loss	(54,315)
Net change in unrealized appreciation (depreciation) on:
Investments	(3,151,760)
Net change in unrealized depreciation	(3,151,760)
Net realized and unrealized loss	(3,206,075)
Net decrease in net assets from operations	$(181,698)

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE NORTH CAROLINA INTERMEDIATE MUNI BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2016 (Unaudited)	Year Ended April 30, 2016
Operations
Net investment income	$3,024,377	$5,355,123
Net realized gain (loss)	(54,315)	26,729
Net change in unrealized appreciation (depreciation)	(3,151,760)	2,371,811
Net increase (decrease) in net assets resulting from operations	(181,698)	7,753,663
Distributions to shareholders
Net investment income
Class A	(315,729)	(676,701)
Class B	(699)	(1,851)
Class C	(63,512)	(140,794)
Class R4	(43,913)	(103,447)
Class Z	(2,584,677)	(4,448,177)
Total distributions to shareholders	(3,008,530)	(5,370,970)
Increase in net assets from capital stock activity	10,731,476	42,658,785
Total increase in net assets	7,541,248	45,041,478
Net assets at beginning of period	230,863,180	185,821,702
Net assets at end of period	$238,404,428	$230,863,180
Undistributed net investment income	$737,032	$721,185

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE NORTH CAROLINA INTERMEDIATE MUNI BOND FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	80,552	863,821	425,311	4,500,943
Distributions reinvested	23,718	253,926	51,488	544,566
Redemptions	(257,412)	(2,753,427)	(253,754)	(2,686,901)
Net increase (decrease)	(153,142)	(1,635,680)	223,045	2,358,608
Class B shares
Subscriptions	—	—	984	10,333
Distributions reinvested	57	606	130	1,379
Redemptions(a)	(1,791)	(19,220)	(103)	(1,091)
Net increase (decrease)	(1,734)	(18,614)	1,011	10,621
Class C shares
Subscriptions	62,009	662,838	151,363	1,599,052
Distributions reinvested	4,965	53,123	11,304	119,528
Redemptions	(61,218)	(654,040)	(95,856)	(1,017,005)
Net increase	5,756	61,921	66,811	701,575
Class R4 shares
Subscriptions	23,112	247,308	36,919	390,617
Distributions reinvested	4,094	43,781	9,746	102,947
Redemptions	(33,657)	(360,619)	(70,861)	(750,476)
Net decrease	(6,451)	(69,530)	(24,196)	(256,912)
Class Z shares
Subscriptions	2,267,430	24,285,138	6,371,841	67,492,180
Distributions reinvested	30,046	321,329	59,331	626,946
Redemptions	(1,139,040)	(12,213,088)	(2,679,841)	(28,274,233)
Net increase	1,158,436	12,393,379	3,751,331	39,844,893
Total net increase	1,002,865	10,731,476	4,018,002	42,658,785

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE NORTH CAROLINA INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended October 31, 2016		Year Ended April 30,						Year Ended March 31,
Class A	(Unaudited)		2016	2015	2014	2013	2012(a)		2012
Per share data
Net asset value, beginning of period	$10.70		$10.58	$10.61	$10.94	$10.84	$10.74		$10.13
Income from investment operations:
Net investment income	0.13		0.27	0.28	0.30	0.28	0.02		0.30
Net realized and unrealized gain (loss)	(0.14)		0.12	(0.03)	(0.33)	0.10	0.10		0.61
Total from investment operations	(0.01)		0.39	0.25	(0.03)	0.38	0.12		0.91
Less distributions to shareholders:
Net investment income	(0.13)		(0.27)	(0.28)	(0.30)	(0.28)	(0.02)		(0.30)
Total distributions to shareholders	(0.13)		(0.27)	(0.28)	(0.30)	(0.28)	(0.02)		(0.30)
Net asset value, end of period	$10.56		$10.70	$10.58	$10.61	$10.94	$10.84		$10.74
Total return	(0.15%)		3.77%	2.41%	(0.22%)	3.57%	1.15%		9.02%
Ratios to average net assets(b)
Total gross expenses	0.96	%(c)	0.97%	0.98%	0.99%	0.97%	0.96	%(c)	1.00%
Total net expenses(d)	0.81	%(c)	0.81%	0.81%	0.81%	0.80%	0.79	%(c)	0.79%
Net investment income	2.32	%(c)	2.57%	2.67%	2.84%	2.59%	2.65	%(c)	2.80%
Supplemental data
Net assets, end of period (in thousands)	$25,636		$27,616	$24,948	$27,797	$34,852	$33,601		$33,061
Portfolio turnover	2%		11%	6%	3%	10%	1%		4%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE NORTH CAROLINA INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2016		Year Ended April 30,						Year Ended March 31,
Class B	(Unaudited)		2016	2015	2014	2013	2012(a)		2012
Per share data
Net asset value, beginning of period	$10.70		$10.58	$10.61	$10.94	$10.84	$10.74		$10.13
Income from investment operations:
Net investment income	0.09		0.19	0.20	0.22	0.20	0.02		0.22
Net realized and unrealized gain (loss)	(0.15)		0.12	(0.03)	(0.33)	0.10	0.10		0.59
Total from investment operations	(0.06)		0.31	0.17	(0.11)	0.30	0.12		0.81
Less distributions to shareholders:
Net investment income	(0.08)		(0.19)	(0.20)	(0.22)	(0.20)	(0.02)		(0.20)
Total distributions to shareholders	(0.08)		(0.19)	(0.20)	(0.22)	(0.20)	(0.02)		(0.20)
Net asset value, end of period	$10.56		$10.70	$10.58	$10.61	$10.94	$10.84		$10.74
Total return	(0.53%)		3.00%	1.65%	(0.96%)	2.80%	1.09%		8.07%
Ratios to average net assets(b)
Total gross expenses	1.71	%(c)	1.73%	1.73%	1.74%	1.72%	1.71	%(c)	1.82%
Total net expenses(d)	1.56	%(c)	1.56%	1.56%	1.56%	1.55%	1.54	%(c)	1.55%
Net investment income	1.56	%(c)	1.82%	1.92%	2.09%	1.85%	1.90	%(c)	2.08%
Supplemental data
Net assets, end of period (in thousands)	$86		$105	$94	$102	$139	$185		$183
Portfolio turnover	2%		11%	6%	3%	10%	1%		4%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE NORTH CAROLINA INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2016		Year Ended April 30,						Year Ended March 31,
Class C	(Unaudited)		2016	2015	2014	2013	2012(a)		2012
Per share data
Net asset value, beginning of period	$10.70		$10.58	$10.61	$10.94	$10.83	$10.74		$10.13
Income from investment operations:
Net investment income	0.09		0.19	0.20	0.22	0.20	0.02		0.21
Net realized and unrealized gain (loss)	(0.16)		0.12	(0.03)	(0.33)	0.11	0.09		0.62
Total from investment operations	(0.07)		0.31	0.17	(0.11)	0.31	0.11		0.83
Less distributions to shareholders:
Net investment income	(0.08)		(0.19)	(0.20)	(0.22)	(0.20)	(0.02)		(0.22)
Total distributions to shareholders	(0.08)		(0.19)	(0.20)	(0.22)	(0.20)	(0.02)		(0.22)
Net asset value, end of period	$10.55		$10.70	$10.58	$10.61	$10.94	$10.83		$10.74
Total return	(0.62%)		3.00%	1.65%	(0.96%)	2.89%	0.99%		8.23%
Ratios to average net assets(b)
Total gross expenses	1.71	%(c)	1.73%	1.73%	1.74%	1.72%	1.71	%(c)	1.74%
Total net expenses(d)	1.56	%(c)	1.56%	1.56%	1.56%	1.55%	1.54	%(c)	1.54%
Net investment income	1.57	%(c)	1.82%	1.92%	2.09%	1.84%	1.90	%(c)	2.03%
Supplemental data
Net assets, end of period (in thousands)	$7,978		$8,023	$7,227	$7,015	$8,683	$8,222		$8,112
Portfolio turnover	2%		11%	6%	3%	10%	1%		4%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE NORTH CAROLINA INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2016		Year Ended April 30,
Class R4	(Unaudited)		2016	2015	2014	2013(a)
Per share data
Net asset value, beginning of period	$10.69		$10.57	$10.60	$10.93	$10.85
Income from investment operations:
Net investment income	0.14		0.30	0.31	0.33	0.04
Net realized and unrealized gain (loss)	(0.14)		0.12	(0.03)	(0.33)	0.08
Total from investment operations	—		0.42	0.28	—	0.12
Less distributions to shareholders:
Net investment income	(0.14)		(0.30)	(0.31)	(0.33)	(0.04)
Total distributions to shareholders	(0.14)		(0.30)	(0.31)	(0.33)	(0.04)
Net asset value, end of period	$10.55		$10.69	$10.57	$10.60	$10.93
Total return	(0.02%)		4.03%	2.67%	0.03%	1.07%
Ratios to average net assets(b)
Total gross expenses	0.71	%(c)	0.72%	0.74%	0.76%	0.60	%(c)
Total net expenses(d)	0.56	%(c)	0.56%	0.56%	0.56%	0.52	%(c)
Net investment income	2.57	%(c)	2.83%	2.92%	3.17%	2.98	%(c)
Supplemental data
Net assets, end of period (in thousands)	$3,345		$3,458	$3,675	$1,737	$3
Portfolio turnover	2%		11%	6%	3%	10%

Notes to Financial Highlights

(a)  Based on operations from March 19, 2013 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE NORTH CAROLINA INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2016		Year Ended April 30,						Year Ended March 31,
Class Z	(Unaudited)		2016	2015	2014	2013	2012(a)		2012
Per share data
Net asset value, beginning of period	$10.69		$10.57	$10.60	$10.93	$10.83	$10.73		$10.12
Income from investment operations:
Net investment income	0.14		0.30	0.31	0.32	0.31	0.03		0.32
Net realized and unrealized gain (loss)	(0.14)		0.12	(0.03)	(0.32)	0.10	0.10		0.61
Total from investment operations	—		0.42	0.28	—	0.41	0.13		0.93
Less distributions to shareholders:
Net investment income	(0.14)		(0.30)	(0.31)	(0.33)	(0.31)	(0.03)		(0.32)
Total distributions to shareholders	(0.14)		(0.30)	(0.31)	(0.33)	(0.31)	(0.03)		(0.32)
Net asset value, end of period	$10.55		$10.69	$10.57	$10.60	$10.93	$10.83		$10.73
Total return	(0.02%)		4.03%	2.67%	0.03%	3.83%	1.17%		9.30%
Ratios to average net assets(b)
Total gross expenses	0.71	%(c)	0.73%	0.73%	0.74%	0.72%	0.71	%(c)	0.74%
Total net expenses(d)	0.56	%(c)	0.56%	0.56%	0.56%	0.55%	0.54	%(c)	0.54%
Net investment income	2.57	%(c)	2.82%	2.92%	3.09%	2.84%	2.90	%(c)	3.05%
Supplemental data
Net assets, end of period (in thousands)	$201,361		$191,661	$149,878	$125,420	$165,833	$178,425		$178,204
Portfolio turnover	2%		11%	6%	3%	10%	1%		4%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE NORTH CAROLINA INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS

October 31, 2016 (Unaudited)

Note 1. Organization

Columbia AMT-Free North Carolina Intermediate Muni Bond Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class R4 and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. In addition, Class A shares purchased on or after February 19, 2015 are subject to a contingent deferred sales charge (CDSC) of 0.75% on certain investments of $500,000 or more if redeemed within 12 months after purchase.

Class B shares may be subject to a maximum CDSC of 3.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash

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COLUMBIA AMT-FREE NORTH CAROLINA INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016 (Unaudited)

flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt and taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Investment Company Reporting Modernization

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced

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25

COLUMBIA AMT-FREE NORTH CAROLINA INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016 (Unaudited)

disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.

Note 3. Fees and Other Transactions with Affiliates

Management Services Fees

The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.47% to 0.31% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended October 31, 2016 was 0.47% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, prior to October 1, 2016, the Transfer Agent also received sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). Effective October 1, 2016, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts up to the lesser of the amount charged by the servicing agent or a cap established by the Board from time to time.

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.

For the six months ended October 31, 2016, the Fund's annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.19%
Class B	0.19
Class C	0.19
Class R4	0.19
Class Z	0.19

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance

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COLUMBIA AMT-FREE NORTH CAROLINA INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016 (Unaudited)

fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2016, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B and Class C shares of the Fund and a monthly distribution fee at the maximum annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares of the Fund.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $3,910 for Class A and $0 for Class B shares for the six months ended October 31, 2016.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Fee Rates Contractual Through August 31, 2017
Class A	0.81%
Class B	1.56
Class C	1.56
Class R4	0.56
Class Z	0.56

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At October 31, 2016, the cost of investments for federal income tax purposes was approximately $222,993,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$10,946,000
Unrealized depreciation	(495,000)
Net unrealized appreciation	$10,451,000

The following capital loss carryforwards, determined as of April 30, 2016, may be available to reduce taxable

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COLUMBIA AMT-FREE NORTH CAROLINA INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016 (Unaudited)

income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2017	2,649,648
No expiration — short-term	153,648
Total	2,803,296

Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $22,868,084 and $3,697,255, respectively, for the six months ended October 31, 2016. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Line of Credit

The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended October 31, 2016.

Note 7. Significant Risks

Shareholder Concentration Risk

At October 31, 2016, one unaffiliated shareholder of record owned 75.5% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund's portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund's performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult

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COLUMBIA AMT-FREE NORTH CAROLINA INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016 (Unaudited)

to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund's investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Geographic Concentration Risk

Because the Fund invests substantially in municipal securities issued by the state identified in the Fund's name and political sub-divisions of that state, the Fund will be particularly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state's financial, economic or other condition and prospects. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal and other securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.

Note 8. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 9. Information Regarding Pending and Settled Legal Proceedings

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

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COLUMBIA AMT-FREE NORTH CAROLINA INTERMEDIATE MUNI BOND FUND

APPROVAL OF MANAGEMENT AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia AMT-Free North Carolina Intermediate Muni Bond Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March and April 2016, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented in February, March and April were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, the Chair of the Board and/or the Chair of the Contracts Committee, and the final materials were revised to contain information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Management Agreement.

The Board, at its June 13-15, 2016 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of management agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

Nature, Extent and Quality of Services Provided by Columbia Threadneedle

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Threadneedle, as well as its organization, expertise, resources and capabilities.

The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, the relatively recent change in the leadership of equity department oversight, improvements in technology research and the use of research analysts' model portfolios to highlight best ideas and improve implementation. The Independent Trustees further noted the restructured investment risk management department and its additional resources, including the new head of multi-asset investment risk. They also observed the relatively recent 5P leadership transition, and the additional staff and resources dedicated to the 5P team. The Board also noted the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle's ability to attract and retain key portfolio management personnel.

In connection with the Board's evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2015 in the performance of administrative services, and noted the various enhancements anticipated for 2016. In evaluating the quality of services provided under the Management Agreement, the Independent Trustees also took into account the organization and strength of the Fund's and its service providers' compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity's ability to carry out its responsibilities under the

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COLUMBIA AMT-FREE NORTH CAROLINA INTERMEDIATE MUNI BOND FUND

APPROVAL OF MANAGEMENT AGREEMENT (continued)

Management Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet.

The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance was appropriate in light of the particular management style involved and the particular market environment.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Threadneedle and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Threadneedle's profitability.

The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in its analysis of the Funds' performance and expenses, the reasonableness of the Funds' fee rates, the reasonableness of Columbia Threadneedle's profitability, and JDL's conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the comparison universe of the Fund). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer universe's median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board took into account JDL's conclusion that 2015 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2015 the Board had concluded that 2014 profitability was reasonable and that Columbia Threadneedle generated 2015 profitability that only slightly exceeded 2014 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that

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COLUMBIA AMT-FREE NORTH CAROLINA INTERMEDIATE MUNI BOND FUND

APPROVAL OF MANAGEMENT AGREEMENT (continued)

the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 15, 2016, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

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COLUMBIA AMT-FREE NORTH CAROLINA INTERMEDIATE MUNI BOND FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

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Columbia AMT-Free North Carolina Intermediate Muni Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

investor.columbiathreadneedleus.com

SAR206_04_F01_(12/16)

SEMIANNUAL REPORT

October 31, 2016

COLUMBIA AMT-FREE SOUTH CAROLINA INTERMEDIATE MUNI BOND FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $460 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 13th largest manager of long-term mutual fund assets in the U.S.** and the 4th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams' investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

  *  In U.S. dollars as of June 30, 2016. Source: Ameriprise Q2 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle group of companies. Contact us for more current data.

  **  Source: ICI as of June 30, 2016 for Columbia Management Investment Advisers, LLC.

  ***  Source: Investment Association as of March 2016 for Threadneedle Asset Management Limited.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

Investment strategies to help meet investor needs

We are committed to helping investors navigate financial challenges to reach their desired outcomes. The possibilities are endless.

Your success is our priority.

Retire comfortably

Fund college or higher education

Leave a legacy

Generate an appropriate stream of income in retirement

Traditional approaches to income may no longer be adequate — and they may no longer provide the diversification benefits they once did. Investors need to rethink how they generate retirement income.

Worried about running out of income? You are not alone.

Navigate a changing interest rate environment

Even in today's challenging interest rate environment, it's still possible to navigate markets and achieve your goals.

Make investment choices designed specifically for this market environment.

Maximize after-tax returns

In an environment where what you keep is more important than what you earn, municipal bonds can help mitigate higher taxes while providing attractive yields compared to other investment options.

You've worked too hard building your wealth to lose it to taxes.

Grow assets to achieve financial goals

Finding growth opportunities in today's complex market environment requires strong research capabilities, creative thinking and a disciplined approach.

Do your investments deliver the portfolio growth you need?

Ease the impact of volatile markets

With increasing concerns about market volatility, investors should consider diversifying their portfolios with non-traditional holdings.

Interested in turning volatility into opportunity?

To find out more, contact your financial professional, call 800.426.3750 or visit investor.columbiathreadneedleus.com

Not part of the shareholder report

Get the market insight you need from our investment experts and subscribe to our latest publications

Stay informed with Columbia Threadneedle Investments

Investor insight

Find economic and market commentary, investment videos, white papers, mutual fund commentary and more at investor.columbiathreadneedleus.com.

Subscribe to the latest information from Columbia Threadneedle. Register your information online at investor.columbiathreadneedleus.com/subscribe and select the publications you would like to receive, including:

■  Columbia Threadneedle Investor Newsletter, highlighting the latest macro- and micro-economic trends, investment themes, products, service changes and other items of interest to our investors

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Update your subscriptions at any time by accessing the email subscription center.

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■  Linkedin.com/company/Columbia-Threadneedle-Investments-US
Connect with us on LinkedIn for updates from our thought leaders.

Not part of the shareholder report

PRESIDENT'S MESSAGE

Dear Shareholders,

While emotions have run high following the outcome of the U.S. Presidential election, it remains unclear how the Trump presidency will unfold in terms of policy. We have a sense of the priorities espoused by the president-elect over the past eighteen months, but campaign priorities are not always realized and are often never pursued. What seems certain is that, while some investors have already priced expectations into the market, others have retreated, preferring instead a wait and see approach. The outcome of such behaviors appears to have created conditions ripe for ongoing market volatility.

While volatility in the financial markets can be stressful, volatility itself is not a new phenomenon. Other factors that have been at the root cause of recent volatility include uncertainty following the United Kingdom's vote to exit the European Union (Brexit), speculation around the Federal Reserve's decision to increase interest rates, divergent central bank policy and geopolitical unrest. The point is, financial markets have fluctuated for years and may be expected to continue to fluctuate — sometimes wildly. If anything, such volatility seems to be the new normal, perhaps exacerbated by access to information and development of technological tools which have enabled investors to react rapidly to real and perceived change. So what can you do?

Position your portfolio for the reality of market volatility

That there is a historical precedent for market volatility, or even an acceptance that it may persist, offers little comfort. A measured and strategic approach remains the best strategy for investors to stay on track in achieving their investment goals.

Step 1: Review your investment goals

Take this opportunity to review your investment goals and the strategies you are pursuing to achieve those goals in order to remain focused on what's important to you. It is entirely possible that your goals have changed in response either to your life situation or to changes in the market. Accept what you can't control — volatility, and focus on what you can — your investment goals and strategies.

Step 2: Reassess your risk tolerance

Sit down with your financial advisor to discuss your investment goals and strategies, as well as any changes to your tolerance for risk. Consider your investment horizon. Increased market volatility and a new investment horizon may impact the strategies that can best help you achieve your investment goals. Remember, achieving your investment goals may require a certain amount of risk. Ultimately, you must maintain vigilance in reassessing your risk tolerance and the strategies you have selected in pursuit of your investment goals, and awareness of how those strategies may react to market volatility.

Step 3: Remain calm and focus on your long-term plan

Remember, investing is about the long game. Short term events are not necessarily evidence of a longer term reality. Investors who attempt to time the market too often end up reacting to a down turn by selling low and then compounding the problem by waiting on the sidelines, ultimately missing the right opportunity to reinvest.

As long as there is a market, there will be volatility. How you respond to that volatility can make a big difference in the measure of your success as an investor. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for the reality of ongoing volatility and, perhaps, even turn such volatility into investment opportunity.

Best regards,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2016

COLUMBIA AMT-FREE SOUTH CAROLINA INTERMEDIATE MUNI BOND FUND

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Performance Overview	3
Portfolio Overview	4
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	12
Statement of Operations	14
Statement of Changes in Net Assets	15
Financial Highlights	17
Notes to Financial Statements	22
Approval of Management Agreement	28
Important Information About This Report	31

Semiannual Report 2016

COLUMBIA AMT-FREE SOUTH CAROLINA INTERMEDIATE MUNI BOND FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia AMT-Free South Carolina Intermediate Muni Bond Fund (the Fund) Class A shares returned -0.11% excluding sales charges for the six-month period that ended October 31, 2016. Class Z shares of the Fund returned -0.08% for the same time period.

■  The Fund's benchmark, the Bloomberg Barclays 3-15 Year Blend Municipal Bond Index, returned 0.28% for the same time period.

Average Annual Total Returns (%) (for period ended October 31, 2016)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	05/05/92
Excluding sales charges		-0.11	2.89	3.03	3.46
Including sales charges		-3.14	-0.17	2.41	3.14
Class B	06/08/93
Excluding sales charges		-0.49	2.12	2.26	2.70
Including sales charges		-3.45	-0.88	2.26	2.70
Class C	06/17/92
Excluding sales charges		-0.48	2.22	2.26	2.69
Including sales charges		-1.47	1.22	2.26	2.69
Class R4*	03/19/13	0.01	3.14	3.26	3.71
Class Z	01/06/92	-0.08	3.14	3.26	3.71
Bloomberg Barclays 3-15 Year Blend Municipal Bond Index		0.28	3.38	3.81	4.53

Returns for Class A are shown with and without the maximum initial sales charge of 3.00%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

The Bloomberg Barclays 3-15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016
3

COLUMBIA AMT-FREE SOUTH CAROLINA INTERMEDIATE MUNI BOND FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Management

Brian McGreevy

Paul Fuchs, CFA*

*Effective September 2016, Paul Fuchs was named a Portfolio Manager of the Fund.

Quality Breakdown (%) (at October 31, 2016)
AAA rating	5.9
AA rating	31.4
A rating	57.4
BBB rating	1.2
BB rating	1.4
Not rated	2.7
Total	100.0

Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated." Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

Semiannual Report 2016
4

COLUMBIA AMT-FREE SOUTH CAROLINA INTERMEDIATE MUNI BOND FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

May 1, 2016 – October 31, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	998.90	1,021.24	4.10	4.15	0.81
Class B	1,000.00	1,000.00	995.10	1,017.44	7.89	7.98	1.56
Class C	1,000.00	1,000.00	995.20	1,017.44	7.89	7.98	1.56
Class R4	1,000.00	1,000.00	1,000.10	1,022.50	2.84	2.87	0.56
Class Z	1,000.00	1,000.00	999.20	1,022.50	2.84	2.87	0.56

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2016
5

COLUMBIA AMT-FREE SOUTH CAROLINA INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS

October 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal Bonds 99.1%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
AIRPORT 1.8%
County of Horry Airport Revenue Bonds Series 2010A 07/01/18	5.000%	1,315,000	1,393,821
07/01/20	5.000%	1,150,000	1,285,194
Total			2,679,015
CHARTER SCHOOLS 1.1%
South Carolina Jobs-Economic Development Authority Revenue Bonds York Preparatory Academy Project Series 2014A 11/01/33	7.000%	500,000	553,470
South Carolina Jobs-Economic Development Authority(a) Revenue Bonds Series 2015A 08/15/35	5.125%	1,000,000	1,023,650
Total			1,577,120
HIGHER EDUCATION 7.9%
Clemson University Revenue Bonds Athletic Facility Series 2014A 05/01/28	5.000%	1,170,000	1,427,447
Series 2015B 05/01/29	5.000%	2,000,000	2,479,040
Coastal Carolina University Revenue Bonds Series 2015 06/01/24	5.000%	1,500,000	1,835,925
South Carolina Jobs-Economic Development Authority Refunding Revenue Bonds Furman University Series 2015 10/01/32	5.000%	1,895,000	2,223,536
Wofford College Series 2016 04/01/31	5.000%	1,320,000	1,544,889
University of South Carolina Refunding Revenue Bonds Series 2016A 05/01/31	4.000%	275,000	301,639
Revenue Bonds Moore School of Business Project Series 2012 05/01/26	5.000%	1,500,000	1,752,300
Total			11,564,776

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
HOSPITAL 14.1%
County of Florence Refunding Revenue Bonds McLeod Regional Medical Center Project Series 2014 11/01/31	5.000%	1,500,000	1,754,970
County of Greenwood Refunding Revenue Bonds Self Regional Healthcare Series 2012B 10/01/27	5.000%	1,750,000	1,995,770
10/01/31	5.000%	2,000,000	2,241,020
Greenville Health System Refunding Revenue Bonds Series 2008A 05/01/21	5.250%	2,750,000	2,918,327
Lexington County Health Services District, Inc. Refunding Revenue Bonds Series 2007 11/01/17	5.000%	1,230,000	1,280,000
11/01/18	5.000%	1,000,000	1,040,600
Revenue Bonds Lexington Medical Center Series 2016 11/01/34	5.000%	1,500,000	1,749,090
South Carolina Jobs-Economic Development Authority Refunding Revenue Bonds Anmed Health Project Series 2010 02/01/17	5.000%	500,000	505,110
Palmetto Health Series 2005A (AGM) 08/01/21	5.250%	3,000,000	3,199,920
Revenue Bonds Bon Secours Health System, Inc. Series 2013 11/01/20	5.000%	2,000,000	2,286,400
11/01/24	5.000%	450,000	534,312
Spartanburg Regional Health Services District Revenue Bonds Series 2008A 04/15/19	5.000%	1,225,000	1,293,294
Total			20,798,813
JOINT POWER AUTHORITY 7.0%
Piedmont Municipal Power Agency Refunding Revenue Bonds Series 2008A-3 (AGM) 01/01/18	5.000%	3,050,000	3,190,391
South Carolina Public Service Authority Refunding Revenue Bonds Series 2014B 12/01/32	5.000%	1,250,000	1,466,513

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
6

COLUMBIA AMT-FREE SOUTH CAROLINA INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016A 12/01/28	5.000%	2,000,000	2,449,160
Series 2016B 12/01/35	5.000%	1,500,000	1,785,225
Unrefunded Revenue Bonds Series 2009A 01/01/28	5.000%	1,360,000	1,465,917
Total			10,357,206
LOCAL APPROPRIATION 21.5%
Berkeley County School District Refunding Revenue Bonds Securing Assets for Education Series 2015A 12/01/27	5.000%	1,500,000	1,828,350
Charleston Educational Excellence Finance Corp. Refunding Revenue Bonds Charleston County School Series 2013 12/01/25	5.000%	2,000,000	2,444,140
Charleston Public Facilities Corp. Revenue Bonds Series 2015A 09/01/29	5.000%	1,000,000	1,218,560
City of Florence Accommodations Fee Revenue Bonds Series 2015 05/01/30	4.000%	1,000,000	1,107,760
05/01/35	5.000%	1,000,000	1,153,130
City of North Charleston Revenue Bonds Series 2012 06/01/29	5.000%	2,280,000	2,616,140
County of Florence Revenue Bonds Series 2015 10/01/28	5.000%	1,000,000	1,174,160
Dorchester County School District No. 2 Refunding Revenue Bonds Growth Installment Purchase Series 2013 12/01/27	5.000%	1,000,000	1,182,400
Fort Mill School Facilities Corp. Refunding Revenue Bonds Fort Mills School District #4 Series 2015 12/01/28	5.000%	1,000,000	1,192,660
Greenwood Fifty Schools Facilities, Inc. Refunding Revenue Bonds Greenwood School District #50 Series 2016 (BAM) 12/01/27	5.000%	1,750,000	2,136,715

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Kershaw County School District Refunding Revenue Bonds Series 2015 12/01/25	5.000%	1,000,000	1,213,610
Lexington One School Facilities Corp. Refunding Revenue Bonds Lexington County School District Series 2015 12/01/26	5.000%	835,000	1,014,567
Lexington School District No. 2 Educational Facilities Corp. Refunding Revenue Bonds Series 2015B 12/01/26	5.000%	1,815,000	2,186,077
Newberry Investing in Children's Education Refunding Revenue Bonds Newberry County School District Series 2014 12/01/29	5.000%	1,500,000	1,785,480
SCAGO Educational Facilities Corp. for Calhoun School District Refunding Revenue Bonds Series 2015 (BAM) 12/01/26	5.000%	520,000	635,715
SCAGO Educational Facilities Corp. for Cherokee School District No. 1 Refunding Revenue Bonds Series 2015 12/01/28	5.000%	1,830,000	2,170,124
SCAGO Educational Facilities Corp. for Colleton School District Refunding Revenue Bonds Series 2015 12/01/27	5.000%	1,295,000	1,535,611
SCAGO Educational Facilities Corp. for Pickens School District Refunding Revenue Bonds Series 2015 12/01/29	5.000%	1,500,000	1,779,645
12/01/30	5.000%	1,275,000	1,502,664
Sumter Two School Facilities, Inc. Refunding Revenue Bonds Sumter County School District No. 2 Series 2016 (BAM) 12/01/27	5.000%	1,500,000	1,798,500
Total			31,676,008
LOCAL GENERAL OBLIGATION 1.7%
Beaufort County School District Unlimited General Obligation Bonds Series 2014B 03/01/23	5.000%	1,190,000	1,446,231
South Carolina Jobs-Economic Development Authority Refunding Revenue Bonds Series 2015 04/01/34	5.000%	940,000	1,094,094
Total			2,540,325

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
7

COLUMBIA AMT-FREE SOUTH CAROLINA INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
MUNICIPAL POWER 2.2%
City of Rock Hill Combined Utility System Refunding Revenue Bonds Series 2012A (AGM) 01/01/23	5.000%	1,560,000	1,817,775
Easley Combined Utility System Refunding Revenue Bonds Series 2011 (AGM) 12/01/28	5.000%	1,000,000	1,075,220
Guam Power Authority Refunding Revenue Bonds Series 2012A (AGM)(b) 10/01/24	5.000%	315,000	369,734
Total			3,262,729
PORTS 0.8%
South Carolina Ports Authority Revenue Bonds Series 2010 07/01/23	5.250%	1,000,000	1,137,310
REFUNDED / ESCROWED 10.4%
Berkeley County School District Prerefunded 12/01/16 Revenue Bonds Securing Assets for Education Series 2006 12/01/22	5.000%	1,000,000	1,003,530
City of Charleston Waterworks & Sewer System Prerefunded 01/01/19 Revenue Bonds Series 2009A 01/01/21	5.000%	2,500,000	2,716,600
County of Charleston Prerefunded 08/01/19 Unlimited General Obligation Bonds Improvement Series 2009A 08/01/23	5.000%	2,000,000	2,216,820
SCAGO Educational Facilities Corp. for Pickens School District Prerefunded 12/01/16 Revenue Bonds Pickens County Project Series 2006 (AGM) 12/01/23	5.000%	3,000,000	3,010,650
South Carolina Jobs-Economic Development Authority Prerefunded 09/15/18 Revenue Bonds Kershaw County Medical Center Project Series 2008 09/15/25	5.500%	1,925,000	2,089,818
South Carolina Public Service Authority Prerefunded 01/01/19 Revenue Bonds Series 2009A 01/01/28	5.000%	640,000	693,862
Series 2009B 01/01/24	5.000%	1,250,000	1,357,738

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sumter Two School Facilities, Inc. Refunding Revenue Bonds Sumter County School District No. 2 Series 2007 Escrowed to Maturity 12/01/17	5.000%	1,000,000	1,045,780
University of South Carolina Prerefunded 06/01/18 Revenue Bonds Series 2008A (AGM) 06/01/21	5.000%	1,060,000	1,128,858
Total			15,263,656
RESOURCE RECOVERY 2.0%
Three Rivers Solid Waste Authority(c) Revenue Bonds Capital Appreciation-Landfill Gas Project Series 2007 10/01/24	0.000%	1,835,000	1,508,223
10/01/25	0.000%	1,835,000	1,446,934
Total			2,955,157
RETIREMENT COMMUNITIES 1.9%
South Carolina Jobs-Economic Development Authority Refunding Revenue Bonds 1st Mortgage-Lutheran Homes Series 2007 05/01/21	5.375%	1,650,000	1,653,283
Wesley Commons Series 2016 10/01/26	5.000%	1,000,000	1,087,230
Total			2,740,513
SINGLE FAMILY 0.2%
South Carolina State Housing Finance & Development Authority Revenue Bonds Series 2010-1 (GNMA) 01/01/28	5.000%	290,000	306,289
SPECIAL NON PROPERTY TAX 6.8%
City of Columbia Revenue Bonds Series 2014 02/01/33	5.000%	1,195,000	1,395,378
City of Greenville Hospitality Tax Improvement Refunding Revenue Bonds Series 2011 (AGM) 04/01/21	5.000%	1,290,000	1,477,785
City of Myrtle Beach Revenue Bonds Hospitality Fee Series 2014B 06/01/30	5.000%	560,000	650,518

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE SOUTH CAROLINA INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Rock Hill Revenue Bonds Hospitality Fee Pledge Series 2013 04/01/23	5.000%	695,000	827,696
Greenville County Public Facilities Corp. Refunding Certificate of Participation Series 2014 04/01/26	5.000%	890,000	1,069,113
Spartanburg County Tourist Public Facilities Corp. Refunding Certificate of Participation Public Facilities Corp. Series 2016 (BAM) 04/01/27	4.000%	1,035,000	1,186,276
04/01/28	4.000%	580,000	658,578
Territory of Guam Revenue Bonds Series 2011A(b) 01/01/31	5.000%	400,000	436,608
Town of Hilton Head Island Revenue Bonds Series 2011A 06/01/23	5.000%	555,000	646,841
06/01/24	5.000%	580,000	672,499
Virgin Islands Public Finance Authority Revenue Bonds Matching Fund Loan Notes-Senior Lien Series 2010A(b) 10/01/25	5.000%	1,000,000	986,950
Total			10,008,242
SPECIAL PROPERTY TAX 0.8%
City of Myrtle Beach Refunding Tax Allocation Bonds Myrtle Beach Air Force Base Series 2016 10/01/30	5.000%	1,000,000	1,181,720
STATE GENERAL OBLIGATION 0.8%
State of South Carolina Unlimited General Obligation Bonds Series 2014B 04/01/25	5.000%	1,000,000	1,239,460
STUDENT LOAN 1.1%
South Carolina State Education Assistance Authority Revenue Bonds Student Loan Series 2009I 10/01/24	5.000%	1,510,000	1,616,183

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
TRANSPORTATION 6.3%
South Carolina Transportation Infrastructure Bank Refunding Revenue Bonds Infrastructure Bank Series 2015A 10/01/24	5.000%	2,000,000	2,478,540
Series 2005A (AMBAC) 10/01/20	5.250%	4,880,000	5,629,861
Series 2016A 10/01/31	4.000%	1,000,000	1,089,760
Total			9,198,161
WATER & SEWER 10.7%
Anderson Regional Joint Water System Refunding Revenue Bonds Series 2012 07/15/28	5.000%	2,000,000	2,309,220
Beaufort-Jasper Water & Sewer Authority Unrefunded Revenue Bonds Series 2006 (AGM) 03/01/23	5.000%	1,080,000	1,105,726
03/01/25	4.750%	2,160,000	2,209,269
Beaufort-Jasper Water & Sewer Authority(d) Refunding Revenue Bonds Series 2016B 03/01/24	5.000%	1,000,000	1,224,000
City of Anderson Water & Sewer Refunding Revenue Bonds Series 2016 07/01/31	5.000%	535,000	648,950
City of Columbia Waterworks & Sewer System Refunding Revenue Bonds Series 2011A 02/01/27	5.000%	1,000,000	1,143,590
City of Sumter Waterworks & Sewer System Refunding Revenue Bonds Series 2015 12/01/27	4.000%	400,000	455,624
County of Berkeley Water & Sewer Refunding Revenue Bonds Series 2008A (AGM) 06/01/21	5.000%	1,000,000	1,062,240
Georgetown County Water & Sewer District Refunding Revenue Bonds Series 2015 06/01/27	4.000%	450,000	511,029
Renewable Water Resources Refunding Revenue Bonds Series 2005B (AGM) 03/01/19	5.250%	1,000,000	1,095,330
Series 2010A 01/01/20	5.000%	1,500,000	1,674,090
Series 2012 01/01/24	5.000%	1,000,000	1,181,000

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE SOUTH CAROLINA INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Spartanburg Sanitation Sewer District Refunding Revenue Bonds Series 2014B 03/01/34	5.000%	1,000,000	1,166,510
Total			15,786,578
Total Municipal Bonds (Cost: $139,140,599)			145,889,261
Total Investments (Cost: $139,140,599)			145,889,261
Other Assets & Liabilities, Net			1,393,997
Net Assets			147,283,258

Notes to Portfolio of Investments

(a)  Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund's Board of Trustees. At October 31, 2016, the value of these securities amounted to $1,023,650 or 0.70% of net assets.

(b)  Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At October 31, 2016, the value of these securities amounted to $1,793,292 or 1.22% of net assets.

(c)  Zero coupon bond.

(d)  Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

Abbreviation Legend

AGM  Assured Guaranty Municipal Corporation

AMBAC  Ambac Assurance Corporation

BAM  Build America Mutual Assurance Co.

GNMA  Government National Mortgage Association

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE SOUTH CAROLINA INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Fair Value Measurements (continued)

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at October 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Municipal Bonds	—	145,889,261	—	145,889,261
Total Investments	—	145,889,261	—	145,889,261

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE SOUTH CAROLINA INTERMEDIATE MUNI BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2016 (Unaudited)

Assets
Investments, at value
(identified cost $139,140,599)	$145,889,261
Cash	1,059,586
Receivable for:
Investments sold	10,167
Capital shares sold	147,800
Interest	1,906,107
Expense reimbursement due from Investment Manager	1,700
Prepaid expenses	2,602
Other assets	1,895
Total assets	149,019,118
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	1,165,940
Capital shares purchased	47,479
Dividend distributions to shareholders	343,108
Management services fees	5,669
Distribution and/or service fees	1,734
Transfer agent fees	19,321
Compensation of board members	121,724
Chief compliance officer expenses	8
Other expenses	30,877
Total liabilities	1,735,860
Net assets applicable to outstanding capital stock	$147,283,258
Represented by
Paid-in capital	$139,704,225
Undistributed net investment income	782,379
Accumulated net realized gain	47,992
Unrealized appreciation (depreciation) on:
Investments	6,748,662
Total — representing net assets applicable to outstanding capital stock	$147,283,258

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE SOUTH CAROLINA INTERMEDIATE MUNI BOND FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

October 31, 2016 (Unaudited)

Class A
Net assets	$24,624,922
Shares outstanding	2,365,649
Net asset value per share	$10.41
Maximum offering price per share(a)	$10.73
Class B
Net assets	$10,243
Shares outstanding	983
Net asset value per share	$10.42
Class C
Net assets	$15,016,895
Shares outstanding	1,441,682
Net asset value per share	$10.42
Class R4
Net assets	$1,111,093
Shares outstanding	106,796
Net asset value per share	$10.40
Class Z
Net assets	$106,520,105
Shares outstanding	10,228,275
Net asset value per share	$10.41

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 3.00%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE SOUTH CAROLINA INTERMEDIATE MUNI BOND FUND

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2016 (Unaudited)

Net investment income
Income:
Interest	$2,422,304
Total income	2,422,304
Expenses:
Management services fees	352,064
Distribution and/or service fees
Class A	30,142
Class B	73
Class C	77,232
Transfer agent fees
Class A	21,562
Class B	13
Class C	13,822
Class R4	868
Class Z	97,798
Compensation of board members	13,969
Custodian fees	1,146
Printing and postage fees	13,229
Registration fees	14,589
Audit fees	14,915
Legal fees	4,785
Chief compliance officer expenses	8
Other	5,600
Total expenses	661,815
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(133,424)
Expense reductions	(20)
Total net expenses	528,371
Net investment income	1,893,933
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(19,982)
Net realized loss	(19,982)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,999,654)
Net change in unrealized depreciation	(1,999,654)
Net realized and unrealized loss	(2,019,636)
Net decrease in net assets from operations	$(125,703)

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE SOUTH CAROLINA INTERMEDIATE MUNI BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2016 (Unaudited)	Year Ended April 30, 2016
Operations
Net investment income	$1,893,933	$3,749,774
Net realized gain (loss)	(19,982)	170,726
Net change in unrealized appreciation (depreciation)	(1,999,654)	2,064,400
Net increase (decrease) in net assets resulting from operations	(125,703)	5,984,900
Distributions to shareholders
Net investment income
Class A	(292,873)	(630,209)
Class B	(122)	(569)
Class C	(130,231)	(330,101)
Class R4	(13,071)	(22,150)
Class Z	(1,460,605)	(3,077,712)
Net realized gains
Class A	—	(61,950)
Class B	—	(88)
Class C	—	(45,331)
Class R4	—	(2,241)
Class Z	—	(299,932)
Total distributions to shareholders	(1,896,902)	(4,470,283)
Increase in net assets from capital stock activity	6,298,954	6,420,711
Total increase in net assets	4,276,349	7,935,328
Net assets at beginning of period	143,006,909	135,071,581
Net assets at end of period	$147,283,258	$143,006,909
Undistributed net investment income	$782,379	$785,348

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE SOUTH CAROLINA INTERMEDIATE MUNI BOND FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	443,645	4,694,960	357,593	3,737,566
Distributions reinvested	22,689	239,422	50,887	531,090
Redemptions	(183,215)	(1,940,371)	(623,214)	(6,479,638)
Net increase (decrease)	283,119	2,994,011	(214,734)	(2,210,982)
Class B shares
Subscriptions	—	—	964	10,000
Distributions reinvested	2	25	38	394
Redemptions(a)	(1,536)	(16,312)	(353)	(3,708)
Net increase (decrease)	(1,534)	(16,287)	649	6,686
Class C shares
Subscriptions	103,832	1,098,410	169,657	1,773,712
Distributions reinvested	9,146	96,587	26,528	277,060
Redemptions	(96,827)	(1,020,885)	(271,758)	(2,839,168)
Net increase (decrease)	16,151	174,112	(75,573)	(788,396)
Class R4 shares
Subscriptions	39,193	413,675	31,036	324,428
Distributions reinvested	1,227	12,934	2,306	24,045
Redemptions	(5,469)	(56,980)	(28,857)	(300,827)
Net increase	34,951	369,629	4,485	47,646
Class Z shares
Subscriptions	989,334	10,466,955	2,706,901	28,314,343
Distributions reinvested	19,749	208,497	40,913	427,277
Redemptions	(747,213)	(7,897,963)	(1,850,539)	(19,375,863)
Net increase	261,870	2,777,489	897,275	9,365,757
Total net increase	594,557	6,298,954	612,102	6,420,711

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE SOUTH CAROLINA INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended October 31, 2016		Year Ended April 30,							Year Ended March 31,
Class A	(Unaudited)		2016	2015	2014	2013		2012(a)		2012
Per share data
Net asset value, beginning of period	$10.55		$10.44	$10.49	$10.89	$10.74		$10.64		$10.08
Income from investment operations:
Net investment income	0.13		0.28	0.30	0.32	0.30		0.03		0.33
Net realized and unrealized gain (loss)	(0.14)		0.16	0.02 (b)	(0.40)	0.15		0.10		0.56
Total from investment operations	(0.01)		0.44	0.32	(0.08)	0.45		0.13		0.89
Less distributions to shareholders:
Net investment income	(0.13)		(0.30)	(0.30)	(0.31)	(0.30)		(0.03)		(0.33)
Net realized gains	—		(0.03)	(0.07)	(0.01)	—		—		—
Total distributions to shareholders	(0.13)		(0.33)	(0.37)	(0.32)	(0.30)		(0.03)		(0.33)
Net asset value, end of period	$10.41		$10.55	$10.44	$10.49	$10.89		$10.74		$10.64
Total return	(0.11%)		4.33%	3.05%	(0.66%)	4.28%		1.18%		8.97%
Ratios to average net assets(c)
Total gross expenses	0.99	%(d)	0.99%	1.00%	1.01%	0.97%		0.99	%(d)	1.04%
Total net expenses(e)	0.81	%(d)(f)	0.81%	0.81%	0.81%	0.81	%(f)	0.79	%(d)	0.79	%(f)
Net investment income	2.42	%(d)	2.69%	2.85%	3.02%	2.81%		2.95	%(d)	3.16%
Supplemental data
Net assets, end of period (in thousands)	$24,625		$21,972	$23,975	$21,694	$27,743		$24,707		$24,748
Portfolio turnover	2%		16%	16%	6%	14%		0%		9%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE SOUTH CAROLINA INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2016		Year Ended April 30,							Year Ended March 31,
Class B	(Unaudited)		2016	2015	2014	2013		2012(a)		2012
Per share data
Net asset value, beginning of period	$10.56		$10.45	$10.50	$10.89	$10.75		$10.65		$10.08
Income from investment operations:
Net investment income	0.09		0.20	0.22	0.24	0.22		0.02		0.25
Net realized and unrealized gain (loss)	(0.14)		0.17	0.02 (b)	(0.39)	0.14		0.10		0.58
Total from investment operations	(0.05)		0.37	0.24	(0.15)	0.36		0.12		0.83
Less distributions to shareholders:
Net investment income	(0.09)		(0.23)	(0.22)	(0.23)	(0.22)		(0.02)		(0.26)
Net realized gains	—		(0.03)	(0.07)	(0.01)	—		—		—
Total distributions to shareholders	(0.09)		(0.26)	(0.29)	(0.24)	(0.22)		(0.02)		(0.26)
Net asset value, end of period	$10.42		$10.56	$10.45	$10.50	$10.89		$10.75		$10.65
Total return	(0.49%)		3.55%	2.27%	(1.31%)	3.41%		1.12%		8.25%
Ratios to average net assets(c)
Total gross expenses	1.71	%(d)	1.74%	1.75%	1.76%	1.72%		1.74	%(d)	1.84%
Total net expenses(e)	1.56	%(d)(f)	1.56%	1.56%	1.56%	1.55	%(f)	1.54	%(d)	1.54	%(f)
Net investment income	1.63	%(d)	1.93%	2.11%	2.29%	2.07%		2.20	%(d)	2.43%
Supplemental data
Net assets, end of period (in thousands)	$10		$27	$20	$24	$113		$155		$154
Portfolio turnover	2%		16%	16%	6%	14%		0%		9%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE SOUTH CAROLINA INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2016		Year Ended April 30,							Year Ended March 31,
Class C	(Unaudited)		2016	2015	2014	2013		2012(a)		2012
Per share data
Net asset value, beginning of period	$10.56		$10.44	$10.50	$10.89	$10.75		$10.65		$10.08
Income from investment operations:
Net investment income	0.09		0.20	0.22	0.24	0.22		0.02		0.25
Net realized and unrealized gain (loss)	(0.14)		0.18	0.01 (b)	(0.39)	0.14		0.10		0.58
Total from investment operations	(0.05)		0.38	0.23	(0.15)	0.36		0.12		0.83
Less distributions to shareholders:
Net investment income	(0.09)		(0.23)	(0.22)	(0.23)	(0.22)		(0.02)		(0.26)
Net realized gains	—		(0.03)	(0.07)	(0.01)	—		—		—
Total distributions to shareholders	(0.09)		(0.26)	(0.29)	(0.24)	(0.22)		(0.02)		(0.26)
Net asset value, end of period	$10.42		$10.56	$10.44	$10.50	$10.89		$10.75		$10.65
Total return	(0.48%)		3.65%	2.18%	(1.31%)	3.41%		1.12%		8.27%
Ratios to average net assets(c)
Total gross expenses	1.74	%(d)	1.74%	1.75%	1.76%	1.72%		1.73	%(d)	1.78%
Total net expenses(e)	1.56	%(d)(f)	1.56%	1.56%	1.56%	1.55	%(f)	1.54	%(d)	1.54	%(f)
Net investment income	1.66	%(d)	1.94%	2.10%	2.28%	2.06%		2.19	%(d)	2.41%
Supplemental data
Net assets, end of period (in thousands)	$15,017		$15,051	$15,677	$13,871	$15,694		$14,041		$13,093
Portfolio turnover	2%		16%	16%	6%	14%		0%		9%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
19

COLUMBIA AMT-FREE SOUTH CAROLINA INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2016		Year Ended April 30,
Class R4	(Unaudited)		2016	2015		2014	2013(a)
Per share data
Net asset value, beginning of period	$10.54		$10.43	$10.49		$10.88	$10.80
Income from investment operations:
Net investment income	0.14		0.30	0.33		0.34	0.04
Net realized and unrealized gain (loss)	(0.14)		0.17	0.00	(b)(c)	(0.38)	0.08
Total from investment operations	—		0.47	0.33		(0.04)	0.12
Less distributions to shareholders:
Net investment income	(0.14)		(0.33)	(0.32)		(0.34)	(0.04)
Net realized gains	—		(0.03)	(0.07)		(0.01)	—
Total distributions to shareholders	(0.14)		(0.36)	(0.39)		(0.35)	(0.04)
Net asset value, end of period	$10.40		$10.54	$10.43		$10.49	$10.88
Total return	0.01%		4.59%	3.21%		(0.32%)	1.09%
Ratios to average net assets(d)
Total gross expenses	0.74	%(e)	0.74%	0.75%		0.79%	0.58	%(e)
Total net expenses(f)	0.56	%(e)(g)	0.56%	0.56%		0.56%	0.53	%(e)
Net investment income	2.68	%(e)	2.93%	3.11%		3.34%	3.12	%(e)
Supplemental data
Net assets, end of period (in thousands)	$1,111		$758	$703		$604	$3
Portfolio turnover	2%		16%	16%		6%	14%

Notes to Financial Highlights

(a)  Based on operations from March 19, 2013 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
20

COLUMBIA AMT-FREE SOUTH CAROLINA INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2016		Year Ended April 30,								Year Ended March 31,
Class Z	(Unaudited)		2016	2015		2014	2013		2012(a)		2012
Per share data
Net asset value, beginning of period	$10.56		$10.44	$10.50		$10.89	$10.75		$10.65		$10.08
Income from investment operations:
Net investment income	0.14		0.31	0.33		0.34	0.33		0.03		0.36
Net realized and unrealized gain (loss)	(0.15)		0.17	0.00	(b)(c)	(0.38)	0.14		0.10		0.57
Total from investment operations	(0.01)		0.48	0.33		(0.04)	0.47		0.13		0.93
Less distributions to shareholders:
Net investment income	(0.14)		(0.33)	(0.32)		(0.34)	(0.33)		(0.03)		(0.36)
Net realized gains	—		(0.03)	(0.07)		(0.01)	—		—		—
Total distributions to shareholders	(0.14)		(0.36)	(0.39)		(0.35)	(0.33)		(0.03)		(0.36)
Net asset value, end of period	$10.41		$10.56	$10.44		$10.50	$10.89		$10.75		$10.65
Total return	(0.08%)		4.69%	3.21%		(0.32%)	4.45%		1.20%		9.33%
Ratios to average net assets(d)
Total gross expenses	0.74	%(e)	0.74%	0.75%		0.76%	0.72%		0.73	%(e)	0.78%
Total net expenses(f)	0.56	%(e)(g)	0.56%	0.56%		0.56%	0.55	%(g)	0.54	%(e)	0.54	%(g)
Net investment income	2.66	%(e)	2.93%	3.10%		3.27%	3.06%		3.20	%(e)	3.42%
Supplemental data
Net assets, end of period (in thousands)	$106,520		$105,200	$94,697		$87,992	$122,578		$135,227		$131,663
Portfolio turnover	2%		16%	16%		6%	14%		0%		9%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Rounds to zero.

(c)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
21

COLUMBIA AMT-FREE SOUTH CAROLINA INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS

October 31, 2016 (Unaudited)

Note 1. Organization

Columbia AMT-Free South Carolina Intermediate Muni Bond Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class R4 and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. In addition, Class A shares purchased on or after February 19, 2015 are subject to a contingent deferred sales charge (CDSC) of 0.75% on certain investments of $500,000 or more if redeemed within 12 months after purchase.

Class B shares may be subject to a maximum CDSC of 3.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use

Semiannual Report 2016
22

COLUMBIA AMT-FREE SOUTH CAROLINA INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016 (Unaudited)

assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt and taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Investment Company Reporting Modernization

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to

Semiannual Report 2016
23

COLUMBIA AMT-FREE SOUTH CAROLINA INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016 (Unaudited)

Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.

Note 3. Fees and Other Transactions with Affiliates

Management Services Fees

The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.47% to 0.31% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended October 31, 2016 was 0.47% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, prior to October 1, 2016, the Transfer Agent also received sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). Effective October 1, 2016, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts up to the lesser of the amount charged by the servicing agent or a cap established by the Board from time to time.

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.

For the six months ended October 31, 2016, the Fund's annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.18%
Class B	0.18
Class C	0.18
Class R4	0.18
Class Z	0.18

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of

Semiannual Report 2016
24

COLUMBIA AMT-FREE SOUTH CAROLINA INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016 (Unaudited)

expense reductions in the Statement of Operations. For the six months ended October 31, 2016, these minimum account balance fees reduced total expenses of the Fund by $20.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B and Class C shares of the Fund and a monthly distribution fee at the maximum annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares of the Fund.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $37,291 for Class A, $0 for Class B and $50 for Class C shares for the six months ended October 31, 2016.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Fee Rates Contractual Through August 31, 2017
Class A	0.81%
Class B	1.56
Class C	1.56
Class R4	0.56
Class Z	0.56

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At October 31, 2016, the cost of investments for federal income tax purposes was approximately $139,141,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$7,121,000
Unrealized depreciation	(373,000)
Net unrealized appreciation	$6,748,000

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that

Semiannual Report 2016
25

COLUMBIA AMT-FREE SOUTH CAROLINA INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016 (Unaudited)

would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $14,964,092 and $2,773,254, respectively, for the six months ended October 31, 2016. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Line of Credit

The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended October 31, 2016.

Note 7. Significant Risks

Shareholder Concentration Risk

At October 31, 2016, one unaffiliated shareholder of record owned 60.5% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund's portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund's performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund's investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

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COLUMBIA AMT-FREE SOUTH CAROLINA INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016 (Unaudited)

Geographic Concentration Risk

Because the Fund invests substantially in municipal securities issued by the state identified in the Fund's name and political sub-divisions of that state, the Fund will be particularly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state's financial, economic or other condition and prospects. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal and other securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.

Note 8. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 9. Information Regarding Pending and Settled Legal Proceedings

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of

Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2016
27

COLUMBIA AMT-FREE SOUTH CAROLINA INTERMEDIATE MUNI BOND FUND

APPROVAL OF MANAGEMENT AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia AMT-Free South Carolina Intermediate Muni Bond Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March and April 2016, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented in February, March and April were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, the Chair of the Board and/or the Chair of the Contracts Committee, and the final materials were revised to contain information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Management Agreement.

The Board, at its June 13-15, 2016 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of management agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

Nature, Extent and Quality of Services Provided by Columbia Threadneedle

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Threadneedle, as well as its organization, expertise, resources and capabilities.

The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, the relatively recent change in the leadership of equity department oversight, improvements in technology research and the use of research analysts' model portfolios to highlight best ideas and improve implementation. The Independent Trustees further noted the restructured investment risk management department and its additional resources, including the new head of multi-asset investment risk. They also observed the relatively recent 5P leadership transition, and the additional staff and resources dedicated to the 5P team. The Board also noted the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle's ability to attract and retain key portfolio management personnel.

In connection with the Board's evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2015 in the performance of administrative services, and noted the various enhancements anticipated for 2016. In evaluating the quality of services provided under the Management Agreement, the Independent Trustees also took into account the organization and strength of the Fund's and its service providers' compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity's ability to carry out its responsibilities under the

Semiannual Report 2016
28

COLUMBIA AMT-FREE SOUTH CAROLINA INTERMEDIATE MUNI BOND FUND

APPROVAL OF MANAGEMENT AGREEMENT (continued)

Management Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet.

The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Threadneedle and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Threadneedle's profitability.

The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in its analysis of the Funds' performance and expenses, the reasonableness of the Funds' fee rates, the reasonableness of Columbia Threadneedle's profitability, and JDL's conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the comparison universe of the Fund). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer universe's median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board took into account JDL's conclusion that 2015 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2015 the Board had concluded that 2014 profitability was reasonable and that Columbia Threadneedle generated 2015 profitability that only slightly exceeded 2014 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Semiannual Report 2016
29

COLUMBIA AMT-FREE SOUTH CAROLINA INTERMEDIATE MUNI BOND FUND

APPROVAL OF MANAGEMENT AGREEMENT (continued)

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 15, 2016, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

Semiannual Report 2016
30

COLUMBIA AMT-FREE SOUTH CAROLINA INTERMEDIATE MUNI BOND FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016
31

Columbia AMT-Free South Carolina Intermediate Muni Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

investor.columbiathreadneedleus.com

SAR231_04_F01_(12/16)

SEMIANNUAL REPORT

October 31, 2016

COLUMBIA AMT-FREE VIRGINIA INTERMEDIATE MUNI BOND FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $460 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 13th largest manager of long-term mutual fund assets in the U.S.** and the 4th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams' investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

  *  In U.S. dollars as of June 30, 2016. Source: Ameriprise Q2 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle group of companies. Contact us for more current data.

  **  Source: ICI as of June 30, 2016 for Columbia Management Investment Advisers, LLC.

  ***  Source: Investment Association as of March 2016 for Threadneedle Asset Management Limited.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

Investment strategies to help meet investor needs

We are committed to helping investors navigate financial challenges to reach their desired outcomes. The possibilities are endless.

Your success is our priority.

Retire comfortably

Fund college or higher education

Leave a legacy

Generate an appropriate stream of income in retirement

Traditional approaches to income may no longer be adequate — and they may no longer provide the diversification benefits they once did. Investors need to rethink how they generate retirement income.

Worried about running out of income? You are not alone.

Navigate a changing interest rate environment

Even in today's challenging interest rate environment, it's still possible to navigate markets and achieve your goals.

Make investment choices designed specifically for this market environment.

Maximize after-tax returns

In an environment where what you keep is more important than what you earn, municipal bonds can help mitigate higher taxes while providing attractive yields compared to other investment options.

You've worked too hard building your wealth to lose it to taxes.

Grow assets to achieve financial goals

Finding growth opportunities in today's complex market environment requires strong research capabilities, creative thinking and a disciplined approach.

Do your investments deliver the portfolio growth you need?

Ease the impact of volatile markets

With increasing concerns about market volatility, investors should consider diversifying their portfolios with non-traditional holdings.

Interested in turning volatility into opportunity?

To find out more, contact your financial professional, call 800.426.3750 or visit investor.columbiathreadneedleus.com

Not part of the shareholder report

PRESIDENT'S MESSAGE

Dear Shareholders,

While emotions have run high following the outcome of the U.S. Presidential election, it remains unclear how the Trump presidency will unfold in terms of policy. We have a sense of the priorities espoused by the president-elect over the past eighteen months, but campaign priorities are not always realized and are often never pursued. What seems certain is that, while some investors have already priced expectations into the market, others have retreated, preferring instead a wait and see approach. The outcome of such behaviors appears to have created conditions ripe for ongoing market volatility.

While volatility in the financial markets can be stressful, volatility itself is not a new phenomenon. Other factors that have been at the root cause of recent volatility include uncertainty following the United Kingdom's vote to exit the European Union (Brexit), speculation around the Federal Reserve's decision to increase interest rates, divergent central bank policy and geopolitical unrest. The point is, financial markets have fluctuated for years and may be expected to continue to fluctuate — sometimes wildly. If anything, such volatility seems to be the new normal, perhaps exacerbated by access to information and development of technological tools which have enabled investors to react rapidly to real and perceived change. So what can you do?

Position your portfolio for the reality of market volatility

That there is a historical precedent for market volatility, or even an acceptance that it may persist, offers little comfort. A measured and strategic approach remains the best strategy for investors to stay on track in achieving their investment goals.

Step 1: Review your investment goals

Take this opportunity to review your investment goals and the strategies you are pursuing to achieve those goals in order to remain focused on what's important to you. It is entirely possible that your goals have changed in response either to your life situation or to changes in the market. Accept what you can't control — volatility, and focus on what you can — your investment goals and strategies.

Step 2: Reassess your risk tolerance

Sit down with your financial advisor to discuss your investment goals and strategies, as well as any changes to your tolerance for risk. Consider your investment horizon. Increased market volatility and a new investment horizon may impact the strategies that can best help you achieve your investment goals. Remember, achieving your investment goals may require a certain amount of risk. Ultimately, you must maintain vigilance in reassessing your risk tolerance and the strategies you have selected in pursuit of your investment goals, and awareness of how those strategies may react to market volatility.

Step 3: Remain calm and focus on your long-term plan

Remember, investing is about the long game. Short term events are not necessarily evidence of a longer term reality. Investors who attempt to time the market too often end up reacting to a down turn by selling low and then compounding the problem by waiting on the sidelines, ultimately missing the right opportunity to reinvest.

As long as there is a market, there will be volatility. How you respond to that volatility can make a big difference in the measure of your success as an investor. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for the reality of ongoing volatility and, perhaps, even turn such volatility into investment opportunity.

Best regards,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2016

COLUMBIA AMT-FREE VIRGINIA INTERMEDIATE MUNI BOND FUND

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	12
Statement of Operations	14
Statement of Changes in Net Assets	15
Financial Highlights	17
Notes to Financial Statements	22
Approval of Management Agreement	28
Important Information About This Report	31

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2016

COLUMBIA AMT-FREE VIRGINIA INTERMEDIATE MUNI BOND FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia AMT-Free Virginia Intermediate Muni Bond Fund (the Fund) Class A shares returned -0.07% excluding sales charges for the six-month period that ended October 31, 2016. Class Z shares of the Fund returned 0.06% for the same time period.

■  The Fund's benchmark, the Bloomberg Barclays 3-15 Year Blend Municipal Bond Index, returned 0.28% for the same time period.

Average Annual Total Returns (%) (for period ended October 31, 2016)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	12/05/89
Excluding sales charges		-0.07	2.52	2.70	3.42
Including sales charges		-3.10	-0.53	2.07	3.11
Class B	06/07/93
Excluding sales charges		-0.44	1.65	1.93	2.65
Including sales charges		-3.40	-1.33	1.93	2.65
Class C	06/17/92
Excluding sales charges		-0.53	1.66	1.91	2.65
Including sales charges		-1.52	0.66	1.91	2.65
Class R4*	03/19/13	-0.03	2.68	2.95	3.67
Class Z	09/20/89	0.06	2.77	2.95	3.68
Bloomberg Barclays 3-15 Year Blend Municipal Bond Index		0.28	3.38	3.81	4.53

Returns for Class A are shown with and without the maximum initial sales charge of 3.00%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/
appended-performance for more information.

The Bloomberg Barclays 3-15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016
2

COLUMBIA AMT-FREE VIRGINIA INTERMEDIATE MUNI BOND FUND

PORTFOLIO OVERVIEW

(Unaudited)

Quality Breakdown (%) (at October 31, 2016)
AAA rating	16.9
AA rating	54.2
A rating	16.6
BBB rating	7.4
Not rated	4.9
Total	100.0

Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated." Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

Portfolio Management

Brian McGreevy

Paul Fuchs, CFA*

*Effective September 2016, Paul Fuchs was named a Portfolio Manager of the Fund.

Semiannual Report 2016
3

COLUMBIA AMT-FREE VIRGINIA INTERMEDIATE MUNI BOND FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

May 1, 2016 – October 31, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	999.30	1,021.24	4.10	4.15	0.81
Class B	1,000.00	1,000.00	995.60	1,017.44	7.89	7.98	1.56
Class C	1,000.00	1,000.00	994.70	1,017.44	7.89	7.98	1.56
Class R4	1,000.00	1,000.00	999.70	1,022.50	2.84	2.87	0.56
Class Z	1,000.00	1,000.00	1,000.60	1,022.50	2.84	2.87	0.56

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2016
4

COLUMBIA AMT-FREE VIRGINIA INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS

October 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal Bonds 94.4%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
AIRPORT 6.5%
Capital Region Airport Commission Refunding Revenue Bonds Series 2016A 07/01/34	4.000%	1,125,000	1,241,618
Metropolitan Washington Airports Authority Refunding Revenue Bonds Series 2010F-1 10/01/21	5.000%	1,000,000	1,173,050
Revenue Bonds Series 2009B 10/01/21	5.000%	3,000,000	3,326,430
Series 2009C 10/01/23	5.000%	3,000,000	3,217,110
Series 2010A 10/01/23	5.000%	2,475,000	2,820,757
10/01/27	5.000%	1,515,000	1,710,541
Norfolk Airport Authority Refunding Revenue Bonds Series 2011 (AGM) 07/01/24	5.000%	1,000,000	1,149,610
Total			14,639,116
HIGHER EDUCATION 9.0%
Amherst Industrial Development Authority Refunding Revenue Bonds Educational Facilities Sweet Briar Institute Series 2006 09/01/26	5.000%	1,000,000	980,160
Lexington Industrial Development Authority Refunding Revenue Bonds VMI Development Board, Inc. Series 2016 12/01/30	4.000%	1,500,000	1,688,025
Revenue Bonds VMI Development Board, Inc. Project Series 2006A 12/01/20	5.000%	1,400,000	1,615,082
Virginia College Building Authority Refunding Revenue Bonds University of Richmond Project Series 2011A 03/01/22	5.000%	1,245,000	1,444,387
Series 2011B 03/01/21	5.000%	2,250,000	2,612,025
Revenue Bonds Liberty University Projects Series 2010 03/01/19	5.000%	1,000,000	1,092,500
03/01/22	5.000%	1,455,000	1,629,789
03/01/23	5.000%	2,000,000	2,236,780

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Washington & Lee University Project Series 1998 (NPFGC) 01/01/26	5.250%	3,115,000	3,834,222
Virginia Polytechnic Institute & State University Revenue Bonds General Dorm and Dining Hall Series 2015A 06/01/27	4.000%	2,650,000	3,031,256
Total			20,164,226
HOSPITAL 11.0%
Augusta County Economic Development Authority Refunding Revenue Bonds Augusta Health Care, Inc. Series 2003 09/01/19	5.250%	905,000	1,004,812
Fairfax County Industrial Development Authority Refunding Revenue Bonds Inova Health System Project Series 1993 08/15/19	5.250%	765,000	818,902
Series 1993I (NPFGC) 08/15/19	5.250%	775,000	819,508
Series 2016 05/15/30	5.000%	1,000,000	1,230,060
Revenue Bonds Inova Health System Series 2009C 05/15/25	5.000%	1,000,000	1,094,280
Fredericksburg Economic Development Authority Refunding Revenue Bonds MediCorp Health Systems Obligation Series 2007 06/15/18	5.250%	1,000,000	1,051,330
06/15/20	5.250%	4,000,000	4,412,680
Norfolk Economic Development Authority Refunding Revenue Bonds Sentara Healthcare Series 2012B 11/01/27	5.000%	1,735,000	2,023,982
Roanoke Economic Development Authority Refunding Revenue Bonds Carilion Clinic Obligation Group Series 2010 07/01/25	5.000%	3,500,000	3,936,100
Revenue Bonds Carilion Clinic Obligation Group Series 2012 07/01/22	5.000%	2,000,000	2,379,500
07/01/23	5.000%	1,000,000	1,171,940

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE VIRGINIA INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Stafford County Economic Development Authority Refunding Revenue Bonds Mary Washington Healthcare Series 2016 06/15/33	5.000%	200,000	231,760
06/15/35	5.000%	1,000,000	1,151,610
Virginia Small Business Financing Authority Revenue Bonds Wellmont Health System Project Series 2007A 09/01/22	5.125%	710,000	731,904
Winchester Economic Development Authority Refunding Revenue Bonds Valley Health System Obligation Group Series 2015 01/01/32	5.000%	1,250,000	1,480,925
Revenue Bonds Valley Health System Obligation Group Series 2007 01/01/26	5.000%	1,075,000	1,081,794
Total			24,621,087
INVESTOR OWNED 1.0%
Chesterfield County Economic Development Authority Refunding Revenue Bonds Virginia Electric & Power Co. Series 2009A 05/01/23	5.000%	2,000,000	2,192,000
LOCAL APPROPRIATION 4.4%
Fairfax County Economic Development Authority Revenue Bonds Six Public Facilities Projects Series 2010 04/01/24	4.000%	1,340,000	1,418,135
Henrico County Economic Development Authority Refunding Revenue Bonds Series 2009B 08/01/21	4.500%	1,770,000	1,936,805
Loudoun County Economic Development Authority Revenue Bonds Loudoun County Roads & Public Facilities Project Series 2015 12/01/25	5.000%	3,000,000	3,782,910
Series 2015 12/01/28	5.000%	1,035,000	1,258,198
Virginia Beach Development Authority Revenue Bonds Series 2010C 08/01/23	5.000%	1,380,000	1,562,602
Total			9,958,650

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
LOCAL GENERAL OBLIGATION 11.2%
Appomattox County Economic Development Authority Unrefunded Revenue Bonds Series 2010 05/01/22	5.000%	175,000	195,345
City of Hampton Limited General Obligation Refunding & Public Improvement Bonds Series 2010A 01/15/19	4.000%	2,000,000	2,132,700
City of Lynchburg Unlimited General Obligation Public Improvement Bonds Series 2009A 08/01/20	5.000%	525,000	581,826
08/01/21	5.000%	530,000	585,804
City of Manassas Park Unlimited General Obligation Refunding Bonds Series 2008 (AGM) 01/01/22	5.000%	1,205,000	1,259,454
City of Newport News Unlimited General Obligation Refunding & Improvement Bonds Water Series 2007B 07/01/20	5.250%	2,000,000	2,301,340
Unlimited General Obligation Refunding Bonds Series 2016A 08/01/31	5.000%	1,000,000	1,232,620
City of Portsmouth Unlimited General Obligation Refunding Bonds Public Utilities Series 2012A 07/15/21	5.000%	3,000,000	3,520,710
City of Richmond Unlimited General Obligation Bonds Public Improvement Series 2015B 03/01/28	4.000%	2,000,000	2,271,620
Unlimited General Obligation Public Improvement Bonds Series 2010D 07/15/22 5.000% 575,000 655,385 07/15/24	5.000%	1,000,000	1,138,240
City of Suffolk Unlimited General Obligation Refunding Bonds Series 2014 02/01/29	4.000%	2,000,000	2,249,360
County of Fairfax Unlimited General Obligation Refunding Bonds Public Improvement Series 2016A 10/01/26	4.000%	2,000,000	2,375,720

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE VIRGINIA INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Smyth Unlimited General Obligation Bonds Public Improvement Series 2011A 11/01/31	5.000%	4,000,000	4,581,920
Total			25,082,044
OTHER BOND ISSUE 0.8%
Western Regional Jail Authority Refunding Revenue Bonds Series 2016 12/01/33	5.000%	1,500,000	1,808,610
OTHER INDUSTRIAL DEVELOPMENT BOND 0.7%
Peninsula Ports Authority Refunding Revenue Bonds Dominion Term Association Project Series 2016D 10/01/33	1.550%	1,500,000	1,495,050
OTHER REVENUE 0.9%
Rappahannock Regional Jail Authority Refunding Revenue Bonds Series 2015 10/01/30	5.000%	1,725,000	2,087,681
OTHER UTILITY 0.4%
City of Richmond Revenue Bonds Series 2007 (AGM) 01/15/21	4.500%	1,000,000	1,007,420
POOL / BOND BANK 11.0%
Virginia College Building Authority Refunding Revenue Bonds Series 2016A 09/01/33	3.000%	1,000,000	998,660
Virginia Public School Authority Refunding Revenue Bonds School Financing Series 2009C 08/01/25	4.000%	2,560,000	2,760,397
Virginia Resources Authority Refunding Revenue Bonds Revolving Fund Series 2011A 08/01/24	5.000%	1,395,000	1,614,950
Series 2015 10/01/27	5.000%	1,500,000	1,876,590
State Revolving Fund Subordinated Series 2005 10/01/19	5.500%	4,000,000	4,519,800
10/01/20	5.500%	3,500,000	4,093,880
10/01/21	5.500%	6,475,000	7,814,159

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds Virginia Pooled Financing Program Series 2016S 11/01/33	4.000%	1,000,000	1,121,650
Total			24,800,086
REFUNDED / ESCROWED 14.0%
Appomattox County Economic Development Authority Prerefunded 05/01/20 Revenue Bonds Series 2010 05/01/22	5.000%	1,315,000	1,494,340
City of Newport News Water Prerefunded 06/01/17 Revenue Bonds Series 2007 (AGM) 06/01/19	5.000%	1,035,000	1,060,854
City of Newport News Prerefunded 07/01/20 Unlimited General Obligation Improvement Bonds Series 2011A 07/01/23	5.000%	1,380,000	1,575,546
County of Fairfax Prerefunded 04/01/21 Unlimited General Obligation Refunding Bonds Public Improvement Series 2011A 04/01/24	4.000%	2,000,000	2,246,140
County of Henrico Prerefunded 12/01/18 Unlimited General Obligation Public Improvement Bonds Series 2008A 12/01/21	5.000%	1,000,000	1,085,150
County of Pittsylvania Prerefunded 02/01/19 Unlimited General Obligation Bonds Series 2008B 02/01/23	5.500%	1,030,000	1,133,937
County of Spotsylvania Water & Sewer Prerefunded 06/01/17 Revenue Bonds Series 2007 (AGM) 06/01/19	5.000%	1,030,000	1,055,853
Fairfax County Economic Development Authority Prerefunded 04/01/20 Special Tax Bonds Silver Line Phase I Project Series 2011 04/01/26	5.000%	4,185,000	4,739,847
Prerefunded 10/01/17 Revenue Bonds Goodwin House, Inc. Series 2007 10/01/22	5.000%	2,500,000	2,597,325
Hampton Roads Sanitation District Prerefunded 04/01/18 Revenue Bonds Series 2008 04/01/22	5.000%	1,000,000	1,058,600
04/01/24	5.000%	3,000,000	3,175,800

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE VIRGINIA INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Prerefunded 11/01/19 Revenue Bonds Series 2011 11/01/24	5.000%	1,750,000	1,956,185
11/01/25	5.000%	1,380,000	1,542,592
Montgomery County Industrial Development Authority Prerefunded 02/01/18 Revenue Bonds Public Projects Series 2008 02/01/29	5.000%	1,000,000	1,051,860
Richmond Metropolitan Transportation Authority (The) Expressway System Refunding Revenue Bonds Series 1998 Escrowed to Maturity (NPFGC) 07/15/17	5.250%	145,000	149,623
Virginia Resources Authority Prerefunded 10/01/18 Revenue Bonds State Revolving Fund Subordinated Series 2008 10/01/29	5.000%	5,000,000	5,391,600
Revenue Bonds Series 2009B Escrowed to Maturity 11/01/18	4.000%	130,000	138,040
St. Moral Series 2009B Escrowed to Maturity 11/01/18	4.000%	35,000	37,165
Total			31,490,457
RETIREMENT COMMUNITIES 2.1%
Albermarle County Economic Development Authority Revenue Bonds Westminster-Canterbury of the Blue Ridge Series 2012 01/01/32	4.625%	2,000,000	2,068,720
Hanover County Economic Development Authority Revenue Bonds Covenant Woods Series 2012A 07/01/22	4.000%	1,150,000	1,217,482
Henrico County Economic Development Authority Refunding Revenue Bonds Westminster-Canterbury Corp. Series 2015 10/01/35	4.000%	1,320,000	1,350,241
Total			4,636,443
SALES TAX 1.1%
Northern Virginia Transportation Authority Revenue Bonds Series 2014 06/01/32	5.000%	2,000,000	2,366,140

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
SPECIAL NON PROPERTY TAX 4.2%
Greater Richmond Convention Center Authority Refunding Revenue Bonds Series 2015 06/15/29	5.000%	1,350,000	1,625,062
06/15/30	5.000%	1,540,000	1,842,194
Riverside Regional Jail Authority Refunding Revenue Bonds Series 2015 07/01/28	5.000%	2,685,000	3,275,217
Territory of Guam Revenue Bonds Series 2011A(a) 01/01/31	5.000%	850,000	927,792
Western Regional Jail Authority Refunding Revenue Bonds Series 2015 12/01/27	5.000%	1,500,000	1,844,745
Total			9,515,010
SPECIAL PROPERTY TAX 4.5%
Dulles Town Center Community Development Authority Refunding Special Assessment Bonds Dulles Town Center Project Series 2012 03/01/23	4.000%	1,000,000	1,029,740
Fairfax County Economic Development Authority Refunding Special Tax Bonds Silver Line Phase I Project Series 2016 04/01/31	4.000%	1,000,000	1,114,480
04/01/32	4.000%	1,000,000	1,105,690
Special Tax Bonds Silver Line Phase I Project Series 2011 04/01/19	5.000%	3,000,000	3,286,170
Marquis Community Development Authority of York County Tax Allocation Bonds Series 2007B 09/01/41	5.625%	2,084,000	1,666,533
Marquis Community Development Authority of York County(b) Tax Allocation Bonds Series 2007C 09/01/41	0.000%	3,164,000	420,306
Marquis Community Development Authority of York County(b)(c) Revenue Bonds Convertible Series 2015 09/01/45	0.000%	644,000	425,825

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE VIRGINIA INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Shops at White Oak Village Community Development Authority (The) Special Assessment Bonds Series 2007 03/01/17	5.300%	389,000	392,898
Virginia Gateway Community Development Authority Refunding Special Assessment Bonds Series 2012 03/01/25	5.000%	690,000	727,046
Total			10,168,688
TRANSPORTATION 2.6%
Virginia Commonwealth Transportation Board Revenue Bonds Capital Projects Series 2012 05/15/29	5.000%	3,000,000	3,523,830
Series 2016 05/15/30	4.000%	2,000,000	2,247,760
Total			5,771,590
TURNPIKE / BRIDGE / TOLL ROAD 5.2%
Chesapeake Bay Bridge & Tunnel District Refunding Revenue Bonds General Resolution Series 1998 (NPFGC) 07/01/25	5.500%	4,000,000	4,980,960
City of Chesapeake Expressway Toll Road Revenue Bonds Transportation System Senior Series 2012A 07/15/23	5.000%	1,025,000	1,184,121
07/15/27	5.000%	1,000,000	1,143,130
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds Capital Appreciation-2nd Senior Lien Series 2009B (AGM)(b) 10/01/23	0.000%	5,000,000	4,174,050
Richmond Metropolitan Transportation Authority (The) Expressway System Refunding Revenue Bonds Series 1998 (NPFGC) 07/15/17	5.250%	85,000	87,511
Total			11,569,772
WATER & SEWER 3.8%
City of Norfolk Water Refunding Revenue Bonds Series 2012 11/01/19	5.000%	1,000,000	1,116,980

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Fairfax Sewer Refunding Revenue Bonds Series 2016A 07/15/30	5.000%	1,000,000	1,254,400
Fairfax County Water Authority Subordinated Refunding Revenue Bonds Series 2005B 04/01/19	5.250%	1,835,000	2,024,684
Guam Government Waterworks Authority Revenue Bonds Series 2016(a) 07/01/36	5.000%	350,000	400,445
Hampton Roads Sanitation District Refunding Subordinated Revenue Bonds Series 2016A 08/01/31	5.000%	2,000,000	2,477,060
Upper Occoquan Sewage Authority Revenue Bonds Series 1995A (NPFGC) 07/01/20	5.150%	1,060,000	1,151,277
Total			8,424,846
Total Municipal Bonds (Cost: $199,563,301)			211,798,916

Floating Rate Notes 0.9%

Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Virginia College Building Authority Revenue Bonds University of Richmond Project Series 2009(d) 11/01/36	0.480%	2,000,000	2,000,000
Total Floating Rate Notes (Cost: $2,000,000)			2,000,000
Total Investments (Cost: $201,563,301)			213,798,916

Other Assets & Liabilities, Net	10,558,065
Net Assets	224,356,981

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE VIRGINIA INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Notes to Portfolio of Investments

(a)  Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At October 31, 2016, the value of these securities amounted to $1,328,237 or 0.59% of net assets.

(b)  Zero coupon bond.

(c)  Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund's Board of Trustees. At October 31, 2016, the value of these securities amounted to $425,825 or 0.19% of net assets.

(d)  Variable rate security.

Abbreviation Legend

AGM  Assured Guaranty Municipal Corporation

NPFGC  National Public Finance Guarantee Corporation

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE VIRGINIA INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Fair Value Measurements (continued)

vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at October 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Municipal Bonds	—	211,798,916	—	211,798,916
Floating Rate Notes	—	2,000,000	—	2,000,000
Total Investments	—	213,798,916	—	213,798,916

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE VIRGINIA INTERMEDIATE MUNI BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2016 (Unaudited)

Assets
Investments, at value
(identified cost $201,563,301)	$213,798,916
Cash	8,859,869
Receivable for:
Capital shares sold	237,901
Interest	2,286,420
Expense reimbursement due from Investment Manager	2,511
Prepaid expenses	2,815
Other assets	5,304
Total assets	225,193,736
Liabilities
Payable for:
Capital shares purchased	111,400
Dividend distributions to shareholders	520,367
Management services fees	8,636
Distribution and/or service fees	1,289
Transfer agent fees	32,672
Compensation of board members	130,838
Chief compliance officer expenses	12
Other expenses	31,541
Total liabilities	836,755
Net assets applicable to outstanding capital stock	$224,356,981
Represented by
Paid-in capital	$210,878,283
Undistributed net investment income	558,114
Accumulated net realized gain	684,969
Unrealized appreciation (depreciation) on:
Investments	12,235,615
Total — representing net assets applicable to outstanding capital stock	$224,356,981

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE VIRGINIA INTERMEDIATE MUNI BOND FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

October 31, 2016 (Unaudited)

Class A
Net assets	$41,134,377
Shares outstanding	3,730,096
Net asset value per share	$11.03
Maximum offering price per share(a)	$11.37
Class B
Net assets	$10,620
Shares outstanding	963
Net asset value per share	$11.03
Class C
Net assets	$5,465,361
Shares outstanding	495,414
Net asset value per share	$11.03
Class R4
Net assets	$771,558
Shares outstanding	70,007
Net asset value per share	$11.02
Class Z
Net assets	$176,975,065
Shares outstanding	16,050,625
Net asset value per share	$11.03

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 3.00%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA AMT-FREE VIRGINIA INTERMEDIATE MUNI BOND FUND

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2016 (Unaudited)

Net investment income
Income:
Interest	$3,792,061
Total income	3,792,061
Expenses:
Management services fees	531,710
Distribution and/or service fees
Class A	53,130
Class B	54
Class C	26,786
Transfer agent fees
Class A	37,734
Class B	10
Class C	4,754
Class R4	596
Class Z	157,807
Compensation of board members	15,070
Custodian fees	1,308
Printing and postage fees	13,447
Registration fees	17,214
Audit fees	14,915
Legal fees	5,161
Chief compliance officer expenses	12
Other	6,244
Total expenses	885,952
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(170,499)
Total net expenses	715,453
Net investment income	3,076,608
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	62,104
Net realized gain	62,104
Net change in unrealized appreciation (depreciation) on:
Investments	(3,195,351)
Net change in unrealized depreciation	(3,195,351)
Net realized and unrealized loss	(3,133,247)
Net decrease in net assets from operations	$(56,639)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA AMT-FREE VIRGINIA INTERMEDIATE MUNI BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2016 (Unaudited)	Year Ended April 30, 2016
Operations
Net investment income	$3,076,608	$6,336,792
Net realized gain	62,104	908,332
Net change in unrealized appreciation (depreciation)	(3,195,351)	1,055,449
Net increase (decrease) in net assets resulting from operations	(56,639)	8,300,573
Distributions to shareholders
Net investment income
Class A	(539,426)	(1,257,373)
Class B	(97)	(405)
Class C	(47,835)	(99,414)
Class R4	(9,379)	(19,131)
Class Z	(2,477,511)	(5,226,767)
Net realized gains
Class A	—	(138,967)
Class B	—	(67)
Class C	—	(15,239)
Class R4	—	(2,706)
Class Z	—	(517,929)
Total distributions to shareholders	(3,074,248)	(7,277,998)
Increase (decrease) in net assets from capital stock activity	6,107,457	(3,828,669)
Total increase (decrease) in net assets	2,976,570	(2,806,094)
Net assets at beginning of period	221,380,411	224,186,505
Net assets at end of period	$224,356,981	$221,380,411
Undistributed net investment income	$558,114	$555,754

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
15

COLUMBIA AMT-FREE VIRGINIA INTERMEDIATE MUNI BOND FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	188,305	2,109,371	406,607	4,512,753
Distributions reinvested	30,248	337,833	75,502	837,349
Redemptions	(248,380)	(2,780,752)	(974,758)	(10,809,217)
Net decrease	(29,827)	(333,548)	(492,649)	(5,459,115)
Class B shares
Subscriptions	1	6	906	10,015
Distributions reinvested	—	—	23	256
Redemptions(a)	(1)	(2)	(1,208)	(13,486)
Net increase (decrease)	—	4	(279)	(3,215)
Class C shares
Subscriptions	80,493	901,818	91,281	1,011,789
Distributions reinvested	3,339	37,306	7,740	85,884
Redemptions	(47,985)	(537,363)	(36,407)	(403,976)
Net increase	35,847	401,761	62,614	693,697
Class R4 shares
Subscriptions	24,808	278,745	35,660	394,465
Distributions reinvested	828	9,235	1,941	21,495
Redemptions	(910)	(10,159)	(51,271)	(570,104)
Net increase (decrease)	24,726	277,821	(13,670)	(154,144)
Class Z shares
Subscriptions	1,205,956	13,461,377	2,439,307	27,096,314
Distributions reinvested	19,789	220,937	42,112	467,046
Redemptions	(708,536)	(7,920,895)	(2,386,494)	(26,469,252)
Net increase	517,209	5,761,419	94,925	1,094,108
Total net increase (decrease)	547,955	6,107,457	(349,059)	(3,828,669)

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
16

COLUMBIA AMT-FREE VIRGINIA INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended October 31, 2016		Year Ended April 30,										Year Ended March 31,
Class A	(Unaudited)		2016		2015		2014		2013		2012(a)		2012
Per share data
Net asset value, beginning of period	$11.18		$11.13		$11.09		$11.54		$11.47		$11.38		$10.86
Income from investment operations:
Net investment income	0.14		0.30		0.31		0.32		0.31		0.03		0.33
Net realized and unrealized gain (loss)	(0.15)		0.10		0.04		(0.39)		0.09		0.09		0.52
Total from investment operations	(0.01)		0.40		0.35		(0.07)		0.40		0.12		0.85
Less distributions to shareholders:
Net investment income	(0.14)		(0.32)		(0.31)		(0.31)		(0.31)		(0.03)		(0.33)
Net realized gains	—		(0.03)		(0.00	)(b)	(0.07)		(0.02)		—		—
Total distributions to shareholders	(0.14)		(0.35)		(0.31)		(0.38)		(0.33)		(0.03)		(0.33)
Net asset value, end of period	$11.03		$11.18		$11.13		$11.09		$11.54		$11.47		$11.38
Total return	(0.07%)		3.65%		3.21%		(0.51%)		3.49%		1.06%		7.87%
Ratios to average net assets(c)
Total gross expenses	0.96	%(d)	0.96%		0.97%		0.97%		0.95%		0.94	%(d)	0.98%
Total net expenses(e)	0.81	%(d)	0.81	%(f)	0.81	%(f)	0.81	%(f)	0.80	%(f)	0.79	%(d)	0.79	%(f)
Net investment income	2.53	%(d)	2.72%		2.79%		2.86%		2.68%		3.04	%(d)	2.92%
Supplemental data
Net assets, end of period (in thousands)	$41,134		$42,046		$47,324		$47,113		$55,003		$54,025		$53,775
Portfolio turnover	5%		12%		9%		2%		11%		0%		8%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
17

COLUMBIA AMT-FREE VIRGINIA INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2016		Year Ended April 30,										Year Ended March 31,
Class B	(Unaudited)		2016		2015		2014		2013		2012(a)		2012
Per share data
Net asset value, beginning of period	$11.18		$11.13		$11.10		$11.54		$11.48		$11.38		$10.86
Income from investment operations:
Net investment income	0.10		0.22		0.23		0.23		0.22		0.02		0.25
Net realized and unrealized gain (loss)	(0.15)		0.09		0.03		(0.37)		0.08		0.10		0.51
Total from investment operations	(0.05)		0.31		0.26		(0.14)		0.30		0.12		0.76
Less distributions to shareholders:
Net investment income	(0.10)		(0.23)		(0.23)		(0.23)		(0.22)		(0.02)		(0.24)
Net realized gains	—		(0.03)		(0.00	)(b)	(0.07)		(0.02)		—		—
Total distributions to shareholders	(0.10)		(0.26)		(0.23)		(0.30)		(0.24)		(0.02)		(0.24)
Net asset value, end of period	$11.03		$11.18		$11.13		$11.10		$11.54		$11.48		$11.38
Total return	(0.44%)		2.87%		2.35%		(1.16%)		2.62%		1.08%		7.06%
Ratios to average net assets(c)
Total gross expenses	1.72	%(d)	1.71%		1.72%		1.71%		1.70%		1.69	%(d)	1.81%
Total net expenses(e)	1.56	%(d)	1.56	%(f)	1.56	%(f)	1.56	%(f)	1.55	%(f)	1.54	%(d)	1.54	%(f)
Net investment income	1.78	%(d)	1.95%		2.04%		2.08%		1.92%		2.29	%(d)	2.19%
Supplemental data
Net assets, end of period (in thousands)	$11		$11		$14		$18		$47		$161		$182
Portfolio turnover	5%		12%		9%		2%		11%		0%		8%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA AMT-FREE VIRGINIA INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2016		Year Ended April 30,										Year Ended March 31,
Class C	(Unaudited)		2016		2015		2014		2013		2012(a)		2012
Per share data
Net asset value, beginning of period	$11.19		$11.13		$11.10		$11.54		$11.48		$11.38		$10.86
Income from investment operations:
Net investment income	0.10		0.22		0.23		0.23		0.22		0.02		0.24
Net realized and unrealized gain (loss)	(0.16)		0.10		0.03		(0.37)		0.08		0.10		0.52
Total from investment operations	(0.06)		0.32		0.26		(0.14)		0.30		0.12		0.76
Less distributions to shareholders:
Net investment income	(0.10)		(0.23)		(0.23)		(0.23)		(0.22)		(0.02)		(0.24)
Net realized gains	—		(0.03)		(0.00	)(b)	(0.07)		(0.02)		—		—
Total distributions to shareholders	(0.10)		(0.26)		(0.23)		(0.30)		(0.24)		(0.02)		(0.24)
Net asset value, end of period	$11.03		$11.19		$11.13		$11.10		$11.54		$11.48		$11.38
Total return	(0.53%)		2.97%		2.35%		(1.16%)		2.63%		1.08%		7.06%
Ratios to average net assets(c)
Total gross expenses	1.71	%(d)	1.72%		1.72%		1.72%		1.70%		1.70	%(d)	1.73%
Total net expenses(e)	1.56	%(d)	1.56	%(f)	1.56	%(f)	1.56	%(f)	1.55	%(f)	1.54	%(d)	1.54	%(f)
Net investment income	1.78	%(d)	1.97%		2.03%		2.11%		1.93%		2.29	%(d)	2.15%
Supplemental data
Net assets, end of period (in thousands)	$5,465		$5,141		$4,419		$4,044		$5,601		$4,694		$4,739
Portfolio turnover	5%		12%		9%		2%		11%		0%		8%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
19

COLUMBIA AMT-FREE VIRGINIA INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2016		Year Ended April 30,
Class R4	(Unaudited)		2016		2015		2014		2013(a)
Per share data
Net asset value, beginning of period	$11.18		$11.12		$11.08		$11.52		$11.43
Income from investment operations:
Net investment income	0.16		0.33		0.34		0.35		0.04
Net realized and unrealized gain (loss)	(0.16)		0.11		0.04		(0.38)		0.09
Total from investment operations	—		0.44		0.38		(0.03)		0.13
Less distributions to shareholders:
Net investment income	(0.16)		(0.35)		(0.34)		(0.34)		(0.04)
Net realized gains	—		(0.03)		(0.00	)(b)	(0.07)		—
Total distributions to shareholders	(0.16)		(0.38)		(0.34)		(0.41)		(0.04)
Net asset value, end of period	$11.02		$11.18		$11.12		$11.08		$11.52
Total return	(0.03%)		4.00%		3.47%		(0.19%)		1.12%
Ratios to average net assets(c)
Total gross expenses	0.71	%(d)	0.72%		0.72%		0.72%		0.56	%(d)
Total net expenses(e)	0.56	%(d)	0.56	%(f)	0.56	%(f)	0.56	%(f)	0.52	%(d)
Net investment income	2.78	%(d)	2.97%		3.06%		3.18%		2.98	%(d)
Supplemental data
Net assets, end of period (in thousands)	$772		$506		$656		$77		$3
Portfolio turnover	5%		12%		9%		2%		11%

Notes to Financial Highlights

(a)  Based on operations from March 19, 2013 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
20

COLUMBIA AMT-FREE VIRGINIA INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2016		Year Ended April 30,										Year Ended March 31,
Class Z	(Unaudited)		2016		2015		2014		2013		2012(a)		2012
Per share data
Net asset value, beginning of period	$11.18		$11.13		$11.09		$11.54		$11.47		$11.38		$10.85
Income from investment operations:
Net investment income	0.16		0.33		0.34		0.34		0.34		0.03		0.35
Net realized and unrealized gain (loss)	(0.15)		0.10		0.04		(0.38)		0.08		0.09		0.53
Total from investment operations	0.01		0.43		0.38		(0.04)		0.42		0.12		0.88
Less distributions to shareholders:
Net investment income	(0.16)		(0.35)		(0.34)		(0.34)		(0.33)		(0.03)		(0.35)
Net realized gains	—		(0.03)		(0.00	)(b)	(0.07)		(0.02)		—		—
Total distributions to shareholders	(0.16)		(0.38)		(0.34)		(0.41)		(0.35)		(0.03)		(0.35)
Net asset value, end of period	$11.03		$11.18		$11.13		$11.09		$11.54		$11.47		$11.38
Total return	0.06%		3.91%		3.47%		(0.26%)		3.75%		1.08%		8.23%
Ratios to average net assets(c)
Total gross expenses	0.71	%(d)	0.71%		0.72%		0.72%		0.70%		0.69	%(d)	0.73%
Total net expenses(e)	0.56	%(d)	0.56	%(f)	0.56	%(f)	0.56	%(f)	0.55	%(f)	0.54	%(d)	0.54	%(f)
Net investment income	2.78	%(d)	2.97%		3.04%		3.09%		2.93%		3.29	%(d)	3.16%
Supplemental data
Net assets, end of period (in thousands)	$176,975		$173,677		$171,775		$177,502		$281,126		$308,836		$306,166
Portfolio turnover	5%		12%		9%		2%		11%		0%		8%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
21

COLUMBIA AMT-FREE VIRGINIA INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS

October 31, 2016 (Unaudited)

Note 1. Organization

Columbia AMT-Free Virginia Intermediate Muni Bond Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class R4 and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. In addition, Class A shares purchased on or after February 19, 2015 are subject to a contingent deferred sales charge (CDSC) of 0.75% on certain investments of $500,000 or more if redeemed within 12 months after purchase.

Class B shares may be subject to a maximum CDSC of 3.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

Semiannual Report 2016
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COLUMBIA AMT-FREE VIRGINIA INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016 (Unaudited)

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt and taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Investment Company Reporting Modernization

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.

Semiannual Report 2016
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COLUMBIA AMT-FREE VIRGINIA INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016 (Unaudited)

Note 3. Fees and Other Transactions with Affiliates

Management Services Fees

The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.47% to 0.31% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended October 31, 2016 was 0.47% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, prior to October 1, 2016, the Transfer Agent also received sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). Effective October 1, 2016, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts up to the lesser of the amount charged by the servicing agent or a cap established by the Board from time to time.

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. For the six months ended October 31, 2016, the Fund's annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.18%
Class B	0.18
Class C	0.18
Class R4	0.18
Class Z	0.18

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2016, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned

Semiannual Report 2016
24

COLUMBIA AMT-FREE VIRGINIA INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016 (Unaudited)

subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B and Class C shares of the Fund and a monthly distribution fee at the maximum annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares of the Fund.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $2,435 for Class A, $0 for Class B, $264 for Class C, shares for the six months ended October 31, 2016.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Fee Rates Contractual Through August 31, 2017
Class A	0.81%
Class B	1.56
Class C	1.56
Class R4	0.56
Class Z	0.56

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At October 31, 2016, the cost of investments for federal income tax purposes was approximately $201,563,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$13,462,000
Unrealized depreciation	(1,226,000)
Net unrealized appreciation	$12,236,000

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $10,365,239 and $10,417,950, respectively, for the six months ended October 31, 2016. The amount of purchase and sale

Semiannual Report 2016
25

COLUMBIA AMT-FREE VIRGINIA INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016 (Unaudited)

activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Line of Credit

The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended October 31, 2016.

Note 7. Significant Risks

Shareholder Concentration Risk

At October 31, 2016, one unaffiliated shareholder of record owned 77.3% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund's portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund's performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund's investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Geographic Concentration Risk

Because the Fund invests substantially in municipal securities issued by the state identified in the Fund's name and political sub-divisions of that state, the Fund will be particularly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state's financial, economic or other condition and prospects. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal and other securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.

Semiannual Report 2016
26

COLUMBIA AMT-FREE VIRGINIA INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016 (Unaudited)

Note 8. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 9. Information Regarding Pending and Settled Legal Proceedings

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2016
27

COLUMBIA AMT-FREE VIRGINIA INTERMEDIATE MUNI BOND FUND

APPROVAL OF MANAGEMENT AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia AMT-Free Virginia Intermediate Muni Bond Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March and April 2016, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented in February, March and April were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, the Chair of the Board and/or the Chair of the Contracts Committee, and the final materials were revised to contain information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Management Agreement.

The Board, at its June 13-15, 2016 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of management agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

Nature, Extent and Quality of Services Provided by Columbia Threadneedle

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Threadneedle, as well as its organization, expertise, resources and capabilities.

The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, the relatively recent change in the leadership of equity department oversight, improvements in technology research and the use of research analysts' model portfolios to highlight best ideas and improve implementation. The Independent Trustees further noted the restructured investment risk management department and its additional resources, including the new head of multi-asset investment risk. They also observed the relatively recent 5P leadership transition, and the additional staff and resources dedicated to the 5P team. The Board also noted the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle's ability to attract and retain key portfolio management personnel.

In connection with the Board's evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2015 in the performance of administrative services, and noted the various enhancements anticipated for 2016. In evaluating the quality of services provided under the Management Agreement, the Independent Trustees also took into account the organization and strength of the Fund's and its service providers' compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity's ability to carry out its responsibilities under the Management Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet.

Semiannual Report 2016
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COLUMBIA AMT-FREE VIRGINIA INTERMEDIATE MUNI BOND FUND

APPROVAL OF MANAGEMENT AGREEMENT (continued)

The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance was appropriate in light of the particular management style involved and the particular market environment.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Threadneedle and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Threadneedle's profitability.

The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in its analysis of the Funds' performance and expenses, the reasonableness of the Funds' fee rates, the reasonableness of Columbia Threadneedle's profitability, and JDL's conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the comparison universe of the Fund). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer universe's median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board took into account JDL's conclusion that 2015 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2015 the Board had concluded that 2014 profitability was reasonable and that Columbia Threadneedle generated 2015 profitability that only slightly exceeded 2014 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its

Semiannual Report 2016
29

COLUMBIA AMT-FREE VIRGINIA INTERMEDIATE MUNI BOND FUND

APPROVAL OF MANAGEMENT AGREEMENT (continued)

personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 15, 2016, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

Semiannual Report 2016
30

COLUMBIA AMT-FREE VIRGINIA INTERMEDIATE MUNI BOND FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016
31

Columbia AMT-Free Virginia Intermediate Muni Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

investor.columbiathreadneedleus.com

SAR239_04_F01_(12/16)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)         The registrant’s “Schedule I — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	December 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	December 21, 2016

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	December 21, 2016